UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-4920

WASATCH FUNDS, INC.

(Exact name of registrant as specified in charter)

150 Social Hall Avenue

4th Floor

Salt Lake City, Utah 84111

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:

Samuel S. Stewart, Jr. Wasatch Funds, Inc. 150 Social Hall Avenue, 4th Floor Salt Lake City, Utah 84111	Eric F. Fess, Esq. Chapman & Cutler LLP 111 West Monroe Street Chicago, IL 60603

Registrant’s telephone number, including area code: (801) 533-0777

Date of fiscal year end: September 30

Date of reporting period: June 30, 2009

Item 1.	Schedule of Investments.

WASATCH CORE GROWTH FUND (WGROX) – Schedule of Investments

June 30, 2009 (Unaudited)

Shares		Value
	COMMON STOCKS 93.3%

	Agricultural Products 2.0%
5,388,871	Chaoda Modern Agriculture Holdings Ltd. (Hong Kong)	$3,165,115
5,348,400	China Green Holdings Ltd. (Hong Kong)	5,619,171

		8,784,286

	Airlines 1.0%
110,595	Allegiant Travel Co.*	4,383,986

	Apparel, Accessories & Luxury Goods 2.3%
4,282,187	Ports Design Ltd. (Hong Kong)	9,925,434

	Asset Management & Custody Banks 5.2%
45,994	Affiliated Managers Group, Inc.*	2,676,391
611,199	SEI Investments Co.	11,026,030
880,060	Solar Capital, LLC** *** +	6,134,018
96,720	Waddell & Reed Financial, Inc., Class A	2,550,506

		22,386,945

	Automotive Retail 2.8%
25,910	Monro Muffler Brake, Inc.	666,146
303,439	O’Reilly Automotive, Inc.*	11,554,957

		12,221,103

	Construction & Engineering 1.0%
87,693	URS Corp.*	4,342,557

	Consumer Finance 2.6%
821,289	Dollar Financial Corp.*	11,325,575

	Data Processing & Outsourced Services 3.5%
164,515	Alliance Data Systems Corp.*	6,776,373
422,485	Fidelity National Information Services, Inc.	8,432,801

		15,209,174

	Distributors 1.4%
356,855	LKQ Corp.*	5,870,265

	Diversified Banks 1.4%
338,626	Axis Bank Ltd. (India)	5,827,655

	Diversified Support Services 7.0%
791,842	Copart, Inc.*	27,453,162
517,571	LPS Brasil - Consultoria de Imoveis S.A.* (Brazil)	2,808,229

		30,261,391

	Environmental & Facilities Services 1.7%
285,940	Waste Connections, Inc.*	7,408,705

	Footwear 1.0%
34,317,935	China Hongxing Sports Ltd. (China)	3,991,716

	Health Care Distributors 2.5%
572,177	PSS World Medical, Inc.*	10,590,996

	Health Care Facilities 5.5%
1,397,256	Emeritus Corp.*	18,457,752
204,740	VCA Antech, Inc.*	5,466,558

		23,924,310

	Health Care Services 3.8%
386,884	MEDNAX, Inc.*	16,299,423

	Homefurnishing Retail 2.9%
419,850	Aaron’s, Inc.	12,519,927

	Industrial Machinery 2.9%
127,675	Graco, Inc.	2,811,404
400,255	IDEX Corp.	9,834,265

		12,645,669

	Insurance Brokers 1.5%
331,945	Brown & Brown, Inc.	6,615,664

	Internet Software & Services 1.0%
265,576	DealerTrack Holdings, Inc.*	4,514,792

	IT Consulting & Other Services 1.3%
204,950	Cognizant Technology Solutions Corp., Class A*	5,472,165

	Leisure Facilities 3.0%
639,729	Life Time Fitness, Inc.*	12,800,977

	Leisure Products 2.5%
635,234	Pool Corp.	10,519,475

	Life Sciences Tools & Services 2.4%
451,515	Pharmaceutical Product Development, Inc.	10,484,178

	Mortgage REITs 5.4%
984,890	Annaly Capital Management, Inc.	14,911,235
570,706	Redwood Trust, Inc.	8,423,621

		23,334,856

	Oil & Gas Equipment & Services 2.4%
156,455	Dril-Quip, Inc.*	5,960,936
527,770	TETRA Technologies, Inc.*	4,201,049

		10,161,985

WASATCH CORE GROWTH FUND (WGROX) – Schedule of Investments (continued)

June 30, 2009 (Unaudited)

Shares		Value
	Oil & Gas Exploration & Production 2.1%
395,075	Petrohawk Energy Corp.*	$8,810,173

	Personal Products 2.4%
325,020	Herbalife Ltd.	10,251,131

	Research & Consulting Services 4.7%
262,493	CRA International, Inc.*	7,286,806
746,262	Resources Connection, Inc.*	12,813,318

		20,100,124

	Semiconductors 5.3%
133,940	Hittite Microwave Corp.*	4,654,415
387,065	Melexis N.V. (Belgium)	2,420,822
680,169	Micrel, Inc.	4,978,837
132,755	Netlogic Microsystems, Inc.*	4,840,247
158,563	Silicon Laboratories, Inc.*	6,015,880

		22,910,201

	Specialized Finance 1.7%
294,430	MSCI, Inc., Class A*	7,195,869

	Specialty Stores 1.1%
271,425	Hibbett Sports, Inc.*	4,885,650

	Thrifts & Mortgage Finance 1.0%
90,280	Housing Development Finance Corp. Ltd.* (India)	4,426,172

	Trading Companies & Distributors 3.3%
288,117	MSC Industrial Direct Co., Inc, Class A	10,222,391
391,893	Rush Enterprises, Inc., Class B*	3,883,660

		14,106,051

	Trucking 1.7%
223,160	Old Dominion Freight Line, Inc.*	7,491,481

	Total Common Stocks (cost $430,490,069)	402,000,061

	PREFERRED STOCKS 0.9%

	Regional Banks 0.9%
1,062,475	Banco Daycoval S.A. Pfd. (Brazil)	3,843,173

	Total Preferred Stocks (cost $7,702,883)	3,843,173

Principal Amount		Value
	SHORT-TERM INVESTMENTS 5.8%
	Repurchase Agreement 5.8%
$25,150,000	Repurchase Agreement dated 6/30/09, 0.00% due 7/1/09 with Fixed Income Clearing Corporation collateralized by $24,280,000 of United States Treasury Bonds 11.75% due 11/15/14; value: $25,654,248; repurchase proceeds: $25,150,000 (cost $25,150,000)	$25,150,000

	Total Short-Term Investments (cost $25,150,000)	25,150,000

	Total Investments (cost $463,342,952) 99.9% ^^	430,993,234
	Other Assets less Liabilities 0.1%	99,714

	NET ASSETS 100.0%	$431,092,948

*Non-income producing.

**Common units.

***Security was fair valued under procedures adopted by the Board of Directors (see Note 2).

+Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 6).

^^ The aggregate amount of foreign securities fair valued pursuant to a systematic fair valuation model as a percent of net assets was 8.21%.

REIT Real Estate Investment Trust.

See Notes to Schedules of Investments.

At June 30, 2009, Wasatch Core Growth Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Belgium	0.6
Brazil	1.6
China	1.0
Hong Kong	4.6
India	2.5
United States	89.7

Total	100.0%

WASATCH EMERGING MARKETS SMALL CAP FUND (WAEMX) – Schedule of Investments

June 30, 2009 (Unaudited)

Shares		Value

	COMMON STOCKS 92.4%

	Aerospace & Defense 0.4%
2,255	Elbit Systems Ltd. (Israel)	$135,916

	Agricultural Products 2.9%
736,609	Chaoda Modern Agriculture Holdings Ltd. (Hong Kong)	432,642
434,065	China Green Holdings Ltd. (Hong Kong)	456,040

		888,682

	Air Freight & Logistics 1.3%
1,187,389	Aramex PJSC* (United Arab Emirates)	388,627

	Alternative Carriers 0.8%
14,055	GVT Holding S.A. * (Brazil)	233,433

	Apparel Retail 0.9%
54,420	Truworths International Ltd. (South Africa)	259,792

	Apparel, Accessories & Luxury Goods 7.4%
736,040	Anta Sports Products Ltd. (China)	908,380
830,095	China Dongxiang Group Co. (China)	554,405
329,095	Ports Design Ltd. (Hong Kong)	762,790

		2,225,575

	Application Software 1.0%
1,694,255	Kingdee International Software Group Co. Ltd. (China)	293,948

	Brewers 1.3%
42,730	Anadolu Efes Biracilik ve Malt Sanayii AS (Turkey)	383,729

	Coal & Consumable Fuels 2.8%
230,180	PT Indo Tambangraya Megah (Indonesia)	447,733
341,400	Tambang Batubara Bukit Asam Tbk PT (Indonesia)	385,563

		833,296

	Construction & Engineering 1.9%
1,055,000	Midas Holdings Ltd. (Singapore)	568,230

	Construction Materials 2.9%
109,100	Corp Moctezuma S.A.B de C.V. (Mexico)	204,176
42,185	Pretoria Portland Cement Co. Ltd. (South Africa)	158,052
1,049,280	PT Semen Gresik (Persero) Tbk* (Indonesia)	501,302

		863,530

	Consumer Finance 2.0%
184,105	Banco Compartamos S.A. de C.V. (Mexico)	591,446

	Department Stores 3.1%
437,170	Golden Eagle Retail Group Ltd. (China)	506,574
38,495	Lojas Renner S.A. (Brazil)	424,007

		930,581

	Diversified Banks 4.8%
284,380	Asya Katilim Bankasi AS* (Turkey)	389,171
39,860	Bank of Baroda (India)	371,207
36,220	Commercial International Bank GDR (Egypt)	318,072
72,155	Federal Bank Ltd. (India)	375,095

		1,453,545

	Diversified Metals & Mining 1.8%
18,555	Hindustan Zinc Ltd. (India)	232,728
2,167,863	Philex Mining Corp.* (Philippines)	314,702

		547,430

	Drug Retail 0.6%
27,000	Corporativo Fragua S.A.B., Class B (Mexico)	171,841

	Education Services 1.0%
1,680	MegaStudy Co. Ltd. (Korea)	301,868

	Electrical Components & Equipment 3.6%
807,330	Wasion Group Holdings Ltd. (Hong Kong)	603,031
345,005	Zhuzhou CSR Times Electric Co. Ltd., Series H (China)	484,613

		1,087,644

	Environmental & Facilities Services 0.5%
5,665	Korea Plant Service & Engineering Co., Ltd. (Korea)	147,474

	Food Retail 5.9%
17,125	BIM Birlesik Magazalar AS (Turkey)	596,916
1,281,635	CP ALL PCL (Thailand)	643,262
30,515	Magnit OJSC GDR* (Russia)	272,153
37,135	Shoprite Holdings Ltd. (South Africa)	263,429

		1,775,760

	General Merchandise Stores 0.8%
79,005	Eurocash S.A. (Poland)	256,063

	Gold 0.7%
42,225	Kingsgate Consolidated Ltd.* (Thailand)	226,530

	Health Care Equipment 0.5%
4,915	Mindray Medical International Ltd. ADR	137,227

WASATCH EMERGING MARKETS SMALL CAP FUND (WAEMX) – Schedule of Investments (continued)

June 30, 2009 (Unaudited)

Shares		Value
	Health Care Supplies 2.0%
236,830	Shandong Weigao Group Medical Polymer Co. Ltd., Class H (China)	$606,868

	Home Entertainment Software 1.0%
5,825	Shanda Interactive Entertainment Ltd. ADR* (China)	304,589

	Home Improvement Retail 1.4%
1,546,000	Ace Hardware Indonesia (Indonesia)	139,273
32,850	Cashbuild Ltd. (South Africa)	271,185

		410,458

	Hotels, Resorts & Cruise Lines 0.7%
931,700	Minor International PCL (Thailand)	217,406

	Household Products 0.7%
52,900	Kimberly-Clark de Mexico S.A.B de C.V. (Mexico)	201,407

	Industrial Gases 0.5%
60,785	African Oxygen Ltd. (South Africa)	149,090

	Industrial Machinery 5.5%
1,111,360	China Automation Group Ltd. (China)	430,481
55,910	Cummins India Ltd. (India)	321,249
11,925	Duoyuan Global Water, Inc. ADR* (China)	289,539
24,515	Thermax India Ltd. (India)	211,877
60,440	Weg S.A. (Brazil)	424,929

		1,678,075

	Investment Banking & Brokerage 1.0%
38,110	Egyptian Financial Group-Hermes Holding GDR (Egypt)	301,075

	Life & Health Insurance 1.5%
63,800	Amil Participacoes S.A. (Brazil)	307,161
39,930	Discovery Holdings Ltd. (South Africa)	133,146

		440,307

	Managed Health Care 0.9%
19,235	OdontoPrev S.A. (Brazil)	285,264

	Marine Ports & Services 1.7%
634,749	International Container Terminal Services, Inc. (Philippines)	203,838
55,290	Santos Brasil Participacoes S.A.** (Brazil)	309,851

		513,689

	Motorcycle Manufacturers 0.6%
9,000	Bajaj Auto Ltd. (India)	183,806

	Oil & Gas Exploration & Production 3.4%
108,395	Dragon Oil plc* (United Arab Emirates)	638,041
2,905	Emerald Energy plc* (Colombia)	24,273
48,055	Gran Tierra Energy, Inc.* (Colombia)	165,790
63,285	JKX Oil and Gas plc (United Kingdom)	214,449

		1,042,553

	Personal Products 1.3%
148,725	Dabur India Ltd. (India)	394,935

	Pharmaceuticals 2.9%
28,400	Egypt International Pharmaceutical Industries Co. (Egypt)	136,903
66,800	Genomma Lab Internacional SA* (Mexico)	59,723
22,105	Pharmstandard GDR* (Russia)	334,774
53,990	Piramal Healthcare Ltd. (India)	349,212

		880,612

	Precious Metals & Minerals 0.5%
36,000	Northam Platinum Ltd. (South Africa)	139,625

	Railroads 1.3%
20,005	Container Corp. of India (India)	406,848

	Restaurants 2.2%
361,045	Ajisen China Holdings Ltd. (China)	227,918
190,000	FU JI Food & Catering Services Holdings Ltd. (China)	157,672
271,700	Jollibee Foods Corp. (Philippines)	276,075

		661,665

	Security & Alarm Services 0.8%
5,540	S1 Corp. (Korea)	235,251

	Soft Drinks 1.3%
71,910	Coca-Cola Icecek AS (Turkey)	406,684

	Specialized Finance 6.3%
119,105	BM&F BOVESPA S.A. (Brazil)	714,806
605,700	Bolsa Mexicana de Valores S.A., Series A* (Mexico)	553,004
2,321	Crisil Ltd. (India)	169,444
74,605	JSE Ltd. (South Africa)	466,756

		1,904,010

	Specialty Chemicals 0.7%
108,390	China Steel Chemical Corp. (Taiwan)	215,236

	Steel 1.9%
152,320	Sesa Goa Ltd. (India)	578,229

WASATCH EMERGING MARKETS SMALL CAP FUND (WAEMX) – Schedule of Investments (continued)

June 30, 2009 (Unaudited)

Shares		Value
	Thrifts & Mortgage Finance 2.2%
52,805	LIC Housing Finance Ltd. (India)	$678,763

	Water Utilities 0.5%
510,000	Manila Water Co., Inc. (Philippines)	153,317

	Wireless Telecommunication Services 0.7%
6,045	Egyptian Co. for Mobile Services (Egypt)	209,345

	Total Common Stocks (cost $26,609,050)	27,901,274

	PREFERRED STOCKS 5.1%

	Diversified Banks 2.8%
121,400	Banco do Estado do Rio Grande do Sul S.A., Series B Pfd (Brazil)	488,606
91,000	Banco Industrial e Comercial S.A. (Bic Banco) Pfd. (Brazil)	359,299

		847,905

	Fertilizers & Agricultural Chemicals 1.0%
39,350	Fertilizantes Fosfatados S.A. Pfd. (Brazil)	299,708

	Regional Banks 1.3%
110,445	Banco Daycoval S.A. Pfd. (Brazil)	399,500

	Total Preferred Stocks (cost $1,713,056)	1,547,113

Principal Amount		Value
	SHORT-TERM INVESTMENTS 1.6%

	Repurchase Agreement 1.6%
$490,000	Repurchase Agreement dated 6/30/09, 0.00% due 7/1/09 with Fixed Income Clearing Corporation collateralized by $355,000 of United States Treasury Bonds 8.875% due 8/15/17; value: $503,745 repurchase proceeds: $490,000 (cost $490,000)	$490,000

	Total Short-Term Investments (cost $490,000)	490,000

	Total Investments (cost $28,812,106) 99.1%	29,938,387
	Other Assets less Liabilities 0.9%	258,473

	NET ASSETS 100.0%	$30,196,860

*Non-income producing.

**Common units.

^^ The aggregate amount of foreign securities fair valued pursuant to a systematic fair valuation model as a percent of net assets was 69.70%.

ADR American Depositary Receipt.

GDR Global Depositary Receipt.

See Notes to Schedules of Investments.

At June 30, 2009, Wasatch Emerging Markets Small Cap Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Brazil	14.4
China	16.7
Colombia	0.6
Egypt	3.3
Hong Kong	7.7
India	14.5
Indonesia	5.0
Israel	0.5
Korea	2.3
Mexico	6.0
Philippines	3.2
Poland	0.9
Russia	2.0
Singapore	2.0
South Africa	6.3
Taiwan	0.7
Thailand	3.7
Turkey	6.0
United Arab Emirates	3.5
United Kingdom	0.7

Total	100.0%

WASATCH GLOBAL OPPORTUNITIES FUND (WAGOX) – Schedule of Investments

June 30, 2009 (Unaudited)

Shares		Value
	COMMON STOCKS 85.1%

	Advertising 0.3%
6,850	1000mercis* (France)	$240,180

	Agricultural Products 1.0%
623,920	Chaoda Modern Agriculture Holdings Ltd. (Hong Kong)	366,455
307,000	China Green Holdings Ltd. (Hong Kong)	322,542

		688,997

	Air Freight & Logistics 0.7%
1,122,500	Aramex PJSC* (United Arab Emirates)	367,389
2,200	Forward Air Corp.	46,904
83,000	Goodpack Ltd. (Singapore)	52,289

		466,582

	Alternative Carriers 0.1%
3,000	Neutral Tandem, Inc.*	88,560

	Aluminum 0.1%
12,000	National Aluminum Co. Ltd. (India)	76,173

	Apparel Retail 0.9%
725	Camaieu (France)	137,854
26,300	Esprit Holdings Ltd. (Hong Kong)	146,793
6,900	Jos. A. Bank Clothiers, Inc.*	237,774
18,700	KappAhl Holding AB (Sweden)	81,212

		603,633

	Apparel, Accessories & Luxury Goods 5.1%
466,000	Anta Sports Products Ltd. (China)	575,112
2,500	Bijou Brigitte AG (Germany)	324,342
670,000	China Dongxiang Group Co. (China)	447,480
5,400	Fossil, Inc.*	130,032
15,200	Gerry Weber International AG (Germany)	383,165
33,000	Li Ning Co. Ltd. (China)	97,469
335,000	Ports Design Ltd. (Hong Kong)	776,477
108,200	Ted Baker plc (United Kingdom)	694,114
5,000	Volcom, Inc.*	62,500

		3,490,691

	Application Software 1.4%
2,500	Aveva Group plc (United Kingdom)	29,534
4,000	Computer Modelling Group Ltd. (Canada)	51,434
2,400	FactSet Research Systems, Inc.	119,688
1,636,000	Kingdee International Software Group Co. Ltd. (China)	283,841
6,704	Longtop Financial Technologies Ltd. ADR* (China)	164,650
1,900	SimCorp A/S (Denmark)	295,286

		944,433

	Asset Management & Custody Banks 1.9%
1,000	Bank of New York Mellon Corp.	29,310
1,000	Diamond Hill Investment Group, Inc.*	40,180
6,700	Eaton Vance Corp.	179,225
30,300	SEI Investments Co.	546,612
692	T. Rowe Price Group, Inc.	28,836
32,109	Treasury Group Ltd. (Australia)	106,199
8,645	Waddell & Reed Financial, Inc., Class A	227,968
4,000	Westwood Holdings Group, Inc.	167,240

		1,325,570

	Auto Parts & Equipment 0.0%
1,235,000	Norstar Founders Group Ltd.*** (Hong Kong)	29,082

	Automotive Retail 0.5%
8,500	O’Reilly Automotive, Inc.*	323,680

	Biotechnology 0.5%
19,915	Orexigen Therapeutics, Inc.*	102,164
1,388,981	Sino Biopharmaceutical Ltd. (China)	237,669

		339,833

	Commodity Chemicals 0.1%
6,000	TechnoSemiChem Co. Ltd. (Korea)	66,005

	Communications Equipment 0.6%
9,300	Riverbed Technology, Inc.*	215,667
14,100	Tandberg ASA (Norway)	237,656

		453,323

	Computer Storage & Peripherals 0.8%
38,000	Intevac, Inc.*	330,980
100	Wacom Co. Ltd. (Japan)	202,434

		533,414

	Construction & Engineering 0.7%
14,500	Heerim Architects & Planners (Korea)	137,760
37,000	Lycopodium Ltd. (Australia)	40,858
386,000	Midas Holdings Ltd. (Singapore)	207,902
195,000	Rotary Engineering Ltd. (Singapore)	93,780
65,000	Swick Mining Services Ltd.* (Australia)	21,591

		501,891

	Construction & Farm Machinery & Heavy Trucks 0.3%
2,300	Faiveley S.A. (France)	175,597

	Construction Materials 0.5%
48,000	Corp Moctezuma S.A.B de C.V. (Mexico)	89,830
32,000	Pretoria Portland Cement Co. Ltd. (South Africa)	119,893
260,000	PT Semen Gresik (Persero) Tbk* (Indonesia)	124,217

		333,940

WASATCH GLOBAL OPPORTUNITIES FUND (WAGOX) – Schedule of Investments (continued)

June 30, 2009 (Unaudited)

Shares		Value
	Consumer Finance 1.2%
66,000	Banco Compartamos S.A. de C.V. (Mexico)	$212,028
17,516	Dollar Financial Corp.*	241,546
10,000	First Cash Financial Services, Inc.*	175,869
24,700	United PanAm Financial Corp.*	87,685
5,400	World Acceptance Corp.*	107,514

		824,642

	Data Processing & Outsourced Services 3.9%
39,200	Cia Brasileira de Meios de Pagamentos* (Brazil)	336,511
10,800	Fidelity National Information Services, Inc.	215,568
5,300	NeuStar, Inc., Class A*	117,448
29,000	Redecard S.A. (Brazil)	445,449
3,050	Syntel, Inc.	95,892
147,200	Wirecard AG (Germany)	1,440,294

		2,651,162

	Department Stores 0.2%
12,400	Lojas Renner S.A. (Brazil)	136,581

	Distributors 0.4%
16,200	LKQ Corp.*	266,490

	Diversified Banks 1.3%
17,000	Axis Bank Ltd. (India)	292,565
1,030	HDFC Bank Ltd. ADR (India)	106,224
5,300	ICICI Bank Ltd. ADR (India)	156,350
64,700	Union Bank of India Ltd. (India)	326,927

		882,066

	Diversified Support Services 0.9%
11,100	Copart, Inc.*	384,837
150	Prestige International, Inc. (Japan)	224,428

		609,265

	Drug Retail 1.2%
42,195	Create SD Holdings Co. Ltd. (Japan)	822,879

	Education Services 1.2%
5,300	Apollo Group, Inc., Class A*	376,936
2,800	Capella Education Co.*	167,860
12,900	Kroton Educational S.A.** (Brazil)	86,752
1,000	MegaStudy Co. Ltd. (Korea)	179,683

		811,231

	Electrical Components & Equipment 0.8%
4,500	Emerson Electric Co.	145,800
265,000	Wasion Group Holdings Ltd. (Hong Kong)	197,940
147,000	Zhuzhou CSR Times Electric Co. Ltd., Series H (China)	206,485

		550,225

	Electronic Components 0.5%
10,584	Amphenol Corp., Class A	334,878

	Electronic Equipment & Instruments 0.6%
600	KEYENCE Corp. (Japan)	122,218
16,800	Rotork plc (United Kingdom)	229,085
16,675	Viscom AG* (Germany)	59,264

		410,567

	Electronic Manufacturing Services 0.5%
173,000	Ju Teng International Holdings Ltd. (China)	93,469
12,000	TTM Technologies, Inc.*	95,520
36,500	Venture Corp. Ltd. (Singapore)	175,176

		364,165

	Environmental & Facilities Services 0.2%
7,700	Daiseki Co. Ltd. (Japan)	169,279

	Food Retail 0.6%
948,000	BreadTalk Group Ltd. (Singapore)	255,000
5,700	Ozeki Co. Ltd. (Japan)	159,811

		414,811

	Footwear 0.5%
3,215,000	China Hongxing Sports Ltd. (China)	373,955

	General Merchandise Stores 0.1%
2,300	Dollar Tree, Inc.*	96,830

	Health Care Distributors 0.5%
9,300	MWI Veterinary Supply, Inc.*	324,198

	Health Care Equipment 5.7%
20,500	Abaxis, Inc.*	421,070
12,134	Audika (France)	308,090
24,300	Cardica, Inc.*	34,749
36,700	Cyberonics, Inc.*	610,321
25,300	DiaSorin S.p.A (Italy)	629,405
1,000	Edwards Lifesciences Corp.*	68,030
2,800	IDEXX Laboratories, Inc.*	129,360
800	Intuitive Surgical, Inc.*	130,928
5,457,900	LMA International N.V.* (Singapore)	600,899
4,750	Nakanishi, Inc. (Japan)	349,503
3,200	St. Jude Medical, Inc.*	131,520
19,800	STRATEC Biomedical Systems AG (Germany)	502,742

		3,916,617

WASATCH GLOBAL OPPORTUNITIES FUND (WAGOX) – Schedule of Investments (continued)

June 30, 2009 (Unaudited)

Shares		Value
	Health Care Facilities 2.2%
32,361	AmSurg Corp.*	$693,820
64,750	NovaMed, Inc.*	255,763
479,000	Raffles Medical Group Ltd. (Singapore)	313,554
9,700	VCA Antech, Inc.*	258,990

		1,522,127

	Health Care Services 2.0%
7,600	Bio-Reference Laboratories, Inc.*	240,236
5,600	CorVel Corp.*	127,512
6,500	Genoptix, Inc.*	207,935
21,200	Healthways, Inc.*	285,140
9,800	LHC Group, Inc.*	217,658
6,300	MEDNAX, Inc.*	265,419

		1,343,900

	Health Care Supplies 2.0%
70,925	Abcam plc (United Kingdom)	801,733
3,800	ICU Medical, Inc.*	156,370
94,000	Shandong Weigao Group Medical Polymer Co. Ltd., Class H (China)	240,872
10,000	Standard Diagnostics, Inc. (Korea)	184,474

		1,383,449

	Health Care Technology 0.1%
20,000	RaySearch Laboratories AB* (Sweden)	66,611

	Home Entertainment Software 1.2%
75	GameOn Co. Ltd. (Japan)	86,422
30,300	Hudson Soft Co. Ltd. (Japan)	201,125
250,000	Kingsoft Corp. Ltd. (China)	173,390
5,000	Perfect World Co. Ltd., Class B ADR* (China)	143,000
4,200	Shanda Interactive Entertainment Ltd. ADR* (China)	219,618

		823,555

	Home Improvement Retail 0.8%
1,800,000	Ace Hardware Indonesia (Indonesia)	162,155
12,000	Cashbuild Ltd. (South Africa)	99,063
7,200	Lumber Liquidators, Inc.*	113,472
67,100	Swedol AB, Class B (Sweden)	208,608

		583,298

	Household Appliances 0.4%
2,200	Rational AG (Germany)	253,539

	Household Products 0.1%
20,000	Kimberly-Clark de Mexico S.A.B de C.V. (Mexico)	76,146

	Human Resource & Employment Services 2.2%
130	Benefit One, Inc. (Japan)	111,600
127,800	Michael Page International plc (United Kingdom)	502,277
31,600	Robert Half International, Inc.	746,392
50,700	Sthree Plc (United Kingdom)	151,276

		1,511,545

	Industrial Machinery 2.2%
1,800	Burckhardt Compression Holding AG (Switzerland)	232,899
646,000	China Automation Group Ltd. (China)	250,225
1,700	Danaher Corp.	104,958
18,125	Duoyuan Global Water, Inc. ADR* (China)	440,075
6,700	Graco, Inc.	147,534
3,500	Illinois Tool Works, Inc.	130,690
6,900	Technotrans AG* (Germany)	37,320
26,600	Weg S.A. (Brazil)	187,014

		1,530,715

	Insurance Brokers 0.6%
19,100	Brown & Brown, Inc.	380,663

	Internet Retail 0.5%
240	START TODAY Co. Ltd. (Japan)	324,132

	Internet Software & Services 1.0%
85	Macromill, Inc. (Japan)	94,645
5,200	NetEase.com, Inc. ADR* (China)	182,936
15,100	Neurones (France)	130,959
6,115	VistaPrint Ltd.*	260,805

		669,345

	Investment Banking & Brokerage 0.3%
5,100	Charles Schwab Corp. (The)	89,454
30	GCA Savvian Group Corp. (Japan)	37,127
5,300	optionsXpress Holdings, Inc.	82,309

		208,890

	IT Consulting & Other Services 1.6%
11,975	Alten* (France)	200,723
8,700	Cognizant Technology Solutions Corp., Class A*	232,290
250,000	CSE Global Ltd. (Singapore)	92,950
320	Future Architect, Inc. (Japan)	141,031
8,700	Infosys Technologies Ltd. ADR (India)	319,986
11,470	Yuchen Technologies Ltd.* (China)	97,839

		1,084,819

	Leisure Products 0.4%
7,700	Pool Corp.	127,512
3,100	Shimano, Inc. (Japan)	119,086

		246,598

WASATCH GLOBAL OPPORTUNITIES FUND (WAGOX) – Schedule of Investments (continued)

June 30, 2009 (Unaudited)

Shares		Value
	Life Sciences Tools & Services 3.0%
670	CMIC Co. Ltd. (Japan)	$149,121
4,300	Covance, Inc.*	211,560
125	EPS Co. Ltd. (Japan)	479,052
11,300	ICON plc ADR* (Ireland)	243,854
41,700	Life Sciences Research, Inc.*	298,989
2,100	MorphoSys AG* (Germany)	48,200
15,300	Pharmaceutical Product Development, Inc.	355,266
1,900	Techne Corp.	121,239
2,800	Waters Corp.*	144,116

		2,051,397

	Managed Health Care 0.3%
2,800	AMERIGROUP Corp.*	75,180
10,800	OdontoPrev S.A. (Brazil)	160,169

		235,349

	Mortgage REITs 0.4%
8,500	Annaly Capital Management, Inc.	128,690
10,900	Redwood Trust, Inc.	160,884

		289,574

	Multi-Line Insurance 0.2%
7,000	HCC Insurance Holdings, Inc.	168,070

	Oil & Gas Drilling 0.3%
6,000	Cathedral Energy Services Income Trust** (Canada)	18,733
43,000	China Oilfield Services Ltd., Series H (China)	46,498
23,400	Phoenix Technology Income Fund** (Canada)	161,012

		226,243

	Oil & Gas Equipment & Services 1.7%
261,000	Anhui Tianda Oil Pipe Co. Ltd., Class H (China)	111,225
1,510,000	Anton Oilfield Services Group (China)	182,685
400	Core Laboratories N.V.	34,860
47,000	Ezra Holdings Ltd.* (Singapore)	37,389
14,500	Gulf Island Fabrication, Inc.	229,535
47,800	Lamprell plc (United Arab Emirates)	89,704
15,400	Pason Systems, Inc. (Canada)	124,111
13,000	Petrofac Ltd. (United Arab Emirates)	143,451
3,800	Schoeller-Bleckmann Oilfield Equipment AG (Austria)	138,983
6,000	TGS-NOPEC Geophysical Co. ASA* (Norway)	59,452
2,000	Wellstream Holdings plc (United Kingdom)	16,886

		1,168,281

	Oil & Gas Exploration & Production 1.1%
36,000	Dragon Oil plc* (United Arab Emirates)	216,022
13,000	Emerald Energy plc* (Colombia)	106,516
35,600	Gran Tierra Energy, Inc.* (Colombia)	122,820
21,000	JKX Oil and Gas plc (United Kingdom)	71,161
1,000	Petrobank Energy and Resources Ltd.* (Canada)	29,054
3,000	Petrohawk Energy Corp.*	66,900
6,500	Petrominerales Ltd.* (Colombia)	73,238
5,800	Premier Oil plc* (United Kingdom)	104,427

		790,138

	Other Diversified Financial Services 0.2%
104,000	Count Financial Ltd. (Australia)	118,009

	Packaged Foods & Meats 0.2%
13,800	Zhongpin, Inc.* (China)	142,968

	Personal Products 0.1%
706,000	Beauty China Holdings Ltd.* *** (China)	8,228
5,000	Proctor & Gamble Hygiene and Healthcare Ltd. (India)	93,668

		101,896

	Pharmaceuticals 1.2%
248,000	China Shineway Pharmaceutical Group Ltd. (China)	250,701
68,400	Dechra Pharmaceuticals plc (United Kingdom)	475,273
10,600	Whanin Pharmaceutical Co. Ltd. (Korea)	119,589

		845,563

	Property & Casualty Insurance 0.2%
94,750	Beazley Group plc (United Kingdom)	151,857

	Publishing 0.1%
1,600	Morningstar, Inc.*	65,968

	Regional Banks 1.0%
34,800	Boston Private Financial Holdings, Inc.	155,904
8,500	Canadian Western Bank (Canada)	123,847
2,600	City National Corp.	95,758
4,500	First of Long Island Corp. (The)	104,130
75	Seven Bank Ltd. (Japan)	196,646

		676,285

	Research & Consulting Services 3.1%
4,475	Bureraua Veritas SA (France)	220,385
4,366	Campbell Brothers Ltd. (Australia)	72,584
13,900	CRA International, Inc.*	385,864
8,000	Intertek Group plc (United Kingdom)	137,548
65	Nihon M&A Center, Inc. (Japan)	227,172
30,800	Resources Connection, Inc.*	528,836
110	SGS S.A. (Switzerland)	136,629
17,300	Stantec, Inc.* (Canada)	416,486

		2,125,504

WASATCH GLOBAL OPPORTUNITIES FUND (WAGOX) – Schedule of Investments (continued)

June 30, 2009 (Unaudited)

Shares		Value
	Restaurants 0.8%
403,000	Ajisen China Holdings Ltd. (China)	$254,403
13,700	Chimney Co. Ltd. (Japan)	241,475
700	Saint Marc Holdings Co. Ltd. (Japan)	21,733

		517,611

	Semiconductor Equipment 0.5%
2,800	Cabot Microelectronics Corp.*	79,212
1,300	Disco Corp. (Japan)	55,062
151,000	inTEST Corp.*	30,200
2,400	KLA-Tencor Corp.	60,600
3,500	Tessera Technologies, Inc.*	88,515

		313,589

	Semiconductors 6.4%
20,300	Advanced Analogic Technologies, Inc.*	93,177
11,000	CSR plc* (United Kingdom)	63,561
32,000	ELMOS Semiconductor AG* (Germany)	113,398
4,900	Hittite Microwave Corp.*	170,275
11,100	Linear Technology Corp.	259,185
6,200	Maxim Integrated Products, Inc.	97,278
86,200	Melexis N.V. (Belgium)	539,121
30,700	Micrel, Inc.	224,724
15,800	Microchip Technology, Inc.	356,290
2,500	Netlogic Microsystems, Inc.*	91,150
215,099	O2Micro International Ltd. ADR* (Hong Kong)	1,075,495
31,000	Pericom Semiconductor Corp.	261,020
63,700	PLX Technology, Inc.*	240,149
6,300	Power Integrations, Inc.	149,877
7,000	Semtech Corp.*	111,370
5,700	Silicon Laboratories, Inc.*	216,258
4,800	Supertex, Inc.*	120,528
129,500	Wolfson Microelectronics plc* (United Kingdom)	209,997

		4,392,853

	Soft Drinks 0.1%
15,000	Coca-Cola Icecek AS (Turkey)	84,832

	Specialized Consumer Services 0.2%
40	Best Bridal, Inc. (Japan)	117,099

	Specialized Finance 2.2%
162,000	Bolsa Mexicana de Valores S.A., Series A* (Mexico)	147,906
8,100	Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	125,300
9,600	IMAREX ASA* (Norway)	89,160
900	IntercontinentalExchange, Inc.*	102,816
13,000	MSCI, Inc., Class A*	317,720
4,800	NASDAQ OMX Group, Inc. (The)*	102,288
2,100	NYSE Euronext	57,225
45	Osaka Securities Exchange Co. Ltd. (Japan)	215,867
8,043	Oslo Bors VPS Holding ASA (Norway)	68,719
4,100	Portfolio Recovery Associates, Inc.*	158,793
18,800	Singapore Exchange Ltd. (Singapore)	91,572

		1,477,366

	Specialty Chemicals 1.9%
13,800	C. Uyemura & Co. Ltd. (Japan)	446,216
1,385,000	EcoGreen Fine Chemical Group Ltd. (China)	267,698
80	Japan Pure Chemical Co. Ltd. (Japan)	247,920
58,600	MEC Co. Ltd. (Japan)	363,095

		1,324,929

	Specialty Stores 1.5%
56,300	Big 5 Sporting Goods Corp.	622,678
27,140	easyhome Ltd. (Canada)	199,351
12,900	Hibbett Sports, Inc.*	232,200

		1,054,229

	Systems Software 1.2%
30,300	Opnet Technologies, Inc.	277,548
635	Simplex Technology, Inc. (Japan)	314,820
6,615	Trend Micro, Inc. (Japan)	211,195

		803,563

	Thrifts & Mortgage Finance 0.7%
7,800	Home Capital Group, Inc. (Canada)	202,673
4,600	Housing Development Finance Corp. Ltd.* (India)	225,525
2,800	Washington Federal, Inc.	36,400

		464,598

WASATCH GLOBAL OPPORTUNITIES FUND (WAGOX) – Schedule of Investments (continued)

June 30, 2009 (Unaudited)

Shares		Value

	Trading Companies & Distributors 2.3%
6,500	Fastenal Co.	$215,605
34,280	Houston Wire & Cable Co.	408,275
16,500	MISUMI Group, Inc. (Japan)	232,624
4,800	MSC Industrial Direct Co., Inc, Class A	170,304
3,400	Themador Groupe (France)	394,080
1,700	W.W. Grainger, Inc.	139,196

		1,560,084

	Trucking 0.6%
1,700	J.B. Hunt Transport Services, Inc.	51,901
9,300	Knight Transportation, Inc.	153,915
800	Landstar System, Inc.	28,728
4,100	Old Dominion Freight Line, Inc.*	137,637
4,600	Universal Truckload Services, Inc.	71,990

		444,171

	Wireless Telecommunication Services 0.2%
5,900	NII Holdings, Inc.*	112,513

	Total Common Stocks (cost $44,563,127)	58,475,296

	PREFERRED STOCKS 0.3%
	Regional Banks 0.3%
67,500	Banco Daycoval S.A. Pfd. (Brazil)	244,160

	Total Preferred Stocks (cost $117,507)	244,160

	RIGHTS 0.0%
	Construction & Engineering 0.0%
6,500	Swick Mining Services Ltd. Rights Expiring 7/21/09* (Australia)	273

	Education Services 0.0%
13,107	Kroton Educacional S.A. Rights Expiring 7/27/09* ** (Brazil)	4,474

	Total Rights (cost $0)	4,747

Principal Amount		Value
	SHORT-TERM INVESTMENTS 16.6%

	Repurchase Agreements 16.6%
$11,391,000	Repurchase Agreement dated 6/30/09, 0.00% due 7/1/09 with Fixed Income Clearing Corporation collateralized by $11,000,000 of United States Treasury Bonds 11.75% due 11/15/14; value: $11,622,600 repurchase proceeds: $11,391,000 (cost $11,391,000)	$11,391,000

	Total Short-Term Investments (cost $11,391,000)	11,391,000

	Total Investments (cost $56,071,634) 102.0%^^	70,115,203
	Liabilities less Other Assets (2.0)%	(1,404,558)

	NET ASSETS 100.0%	$68,710,645

	*Non-income producing.

	**Common units.

	***Security was fair valued under procedures adopted by the Board of Directors (see Note 2).

	^^ The aggregate amount of foreign securities fair valued pursuant to a systematic fair valuation model as a percent of net assets was 41.70%.

	ADR American Depositary Receipt.

	REIT Real Estate Investment Trust.

	See Notes to Schedules of Investments.

WASATCH GLOBAL OPPORTUNITIES FUND (WAGOX) – Schedule of Investments (continued)

June 30, 2009 (Unaudited)

At June 30, 2009, Global Opportunities Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Australia	0.6
Austria	0.2
Belgium	0.9
Brazil	2.7
Canada	2.3
China	9.3
Colombia	0.5
Denmark	0.5
France	3.1
Germany	5.4
Hong Kong	5.2
India	2.7
Indonesia	0.5
Ireland	0.4
Italy	1.1
Japan	11.4
Korea	1.2
Mexico	0.9
Norway	0.8
Singapore	3.3
South Africa	0.4
Sweden	0.6
Switzerland	0.6
Turkey	0.1
United Arab Emirates	1.4
United Kingdom	6.2
United States	37.7

Total	100.0%

WASATCH GLOBAL SCIENCE & TECHNOLOGY FUND (WAGTX) – Schedule of Investments

June 30, 2009 (Unaudited)

Shares		Value
	COMMON STOCKS 84.4%

	Air Freight & Logistics 1.8%
1,455,705	Goodpack Ltd. (Singapore)	$917,080

	Alternative Carriers 1.0%
30,600	GVT Holding S.A. (Brazil)	508,220

	Application Software 5.0%
18,045	Adobe Systems, Inc.* +++	510,673
8,795	FactSet Research Systems, Inc.	438,607
46,050	Interactive Intelligence, Inc.*	564,573
2,475,510	Kingdee International Software Group Co. Ltd. (China)	429,492
4,100	SimCorp A/S (Denmark)	637,197

		2,580,542

	Biotechnology 1.3%
3,811,352	Sino Biopharmaceutical Ltd. (China)	652,163

	Communications Equipment 3.6%
24,705	Cisco Systems, Inc.*	460,501
25,895	F5 Networks, Inc.*	895,708
30,540	Tandberg ASA (Norway)	514,754

		1,870,963

	Computer Storage & Peripherals 0.9%
56,405	Intevac, Inc.*	491,287

	Data Processing & Outsourced Services 6.5%
10,770	Alliance Data Systems Corp.*	443,617
25,600	Cia Brasileira de Meios de Pagamentos* (Brazil)	219,762
25,600	Fidelity National Information Services, Inc.	510,976
69,500	Redecard S.A. (Brazil)	1,067,542
113,350	Wirecard AG (Germany)	1,109,085

		3,350,982

	Electrical Components & Equipment 2.0%
1,347,000	Wasion Group Holdings Ltd. (Hong Kong)	1,006,135

	Electronic Equipment & Instruments 0.9%
33,900	Rotork plc (United Kingdom)	462,261

	Electronic Manufacturing Services 1.1%
72,755	TTM Technologies, Inc.*	579,130

	Health Care Equipment 5.6%
36,600	Abaxis, Inc.*	751,764
130,414	Cardica, Inc.*	186,492
18,705	DiaSorin S.p.A (Italy)	465,337
27,875	Invacare Corp.	491,994
4,235,440	LMA International N.V.* (Singapore)	466,309
11,625	NuVasive, Inc.*	518,475

		2,880,371

	Health Care Facilities 2.2%
850,000	Raffles Medical Group Ltd. (Singapore)	556,411
21,000	VCA Antech, Inc.*	560,700

		1,117,111

	Health Care Services 4.8%
20,100	Bio-Reference Laboratories, Inc.*	635,361
20,987	CorVel Corp.*	477,874
7,800	Express Scripts, Inc.*	536,250
18,865	MEDNAX, Inc.*	794,782

		2,444,267

	Health Care Supplies 2.6%
76,458	Abcam plc (United Kingdom)	864,278
186,000	Shandong Weigao Group Medical Polymer Co. Ltd., Class H (China)	476,618

		1,340,896

	Health Care Technology 2.2%
9,900	Cerner Corp.*	616,671
151,100	RaySearch Laboratories AB* (Sweden)	503,245

		1,119,916

	Home Entertainment Software 0.9%
9,300	Shanda Interactive Entertainment Ltd. ADR* (China)	486,297

	Industrial Machinery 3.6%
2,052,050	China Automation Group Ltd. (China)	794,853
20,605	Duoyuan Global Water, Inc. ADR* (China)	500,289
80,000	Weg S.A. (Brazil)	562,448

		1,857,590

	Internet Software & Services 3.0%
23,000	Akamai Technologies, Inc.*	441,140
34,405	DealerTrack Holdings, Inc.*	584,885
1,230	Google, Inc., Class A*	518,556

		1,544,581

WASATCH GLOBAL SCIENCE & TECHNOLOGY FUND (WAGTX) – Schedule of Investments (continued)

June 30, 2009 (Unaudited)

Shares		Value

	IT Consulting & Other Services 5.0%
55,000	Cognizant Technology Solutions Corp., Class A*	$1,468,500
16,360	Infosys Technologies Ltd. (India)	605,384
16,015	NCI, Inc., Class A*	487,176

		2,561,060

	Life Sciences Tools & Services 5.8%
12,190	Covance, Inc.*	599,748
91	EPS Co. Ltd. (Japan)	348,750
8,800	Eurofins Scientific (France)	518,167
25,730	ICON plc ADR* (Ireland)	555,254
21,460	MorphoSys AG* (Germany)	492,552
7,730	Techne Corp.	493,251

		3,007,722

	Managed Health Care 1.3%
44,495	OdontoPrev S.A. (Brazil)	659,882

	Oil & Gas Equipment & Services 2.0%
55,510	Pason Systems, Inc. (Canada)	447,365
59,500	TGS-NOPEC Geophysical Co. ASA* (Norway)	589,564

		1,036,929

	Pharmaceuticals 3.2%
655,000	China Shineway Pharmaceutical Group Ltd. (China)	662,133
69,000	Dechra Pharmaceuticals plc (United Kingdom)	479,442
9,750	Teva Pharmaceutical Industries Ltd. ADR (Israel)	481,065

		1,622,640

	Semiconductor Equipment 1.2%
23,403	Tessera Technologies, Inc.*	591,862

	Semiconductors 13.0%
27,400	Altera Corp.	446,072
13,880	Hittite Microwave Corp.*	482,330
18,140	Linear Technology Corp.	423,569
60,134	Melexis N.V. (Belgium)	376,096
57,815	Micrel, Inc.	423,206
22,525	Microchip Technology, Inc.	507,939
13,731	Netlogic Microsystems, Inc.*	500,632
189,879	O2Micro International Ltd. ADR* (Hong Kong)	949,395
56,750	Pericom Semiconductor Corp.*	477,835
31,868	Power Integrations, Inc.	758,140
14,505	Silicon Laboratories, Inc.*	550,319
83,005	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Taiwan)	781,077

		6,676,610

	Systems Software 3.9%
15,170	BMC Software, Inc.*	512,594
40,900	NetSuite, Inc.*	483,029
53,235	Opnet Technologies, Inc.	487,633
25,275	Oracle Corp.	541,390

		2,024,646

	Total Common Stocks (cost $45,459,081)	43,391,143

	PREFERRED STOCKS 1.9%

	Computer Storage & Peripherals 1.9%
78,502	BlueArc Corp., Series DD Pfd.*** +	324,998
138,725	BlueArc Corp., Series FF Pfd.*** +	628,067

		953,065

	Internet Software & Services 0.0%
30,265	Incipient, Inc., Series D Pfd.* *** +	—
6,528	Xtera Communications, Inc., Series A-1 Pfd.* *** +	2,154

		2,154

	Total Preferred Stocks (cost $1,099,360)	955,219

	LIMITED PARTNERSHIP INTEREST 0.5%
	Other 0.5%
	Montagu Newhall Global Partners II-B,
	L.P.* *** +	277,063

	Total Limited Partnership Interest (cost $384,387)	277,063

	WARRANTS 0.0%

	Air Freight & Logistics 0.0%
212,125	Goodpack Ltd. expiring 7/16/09* (Singapore)	732

	Computer Storage & Peripherals 0.0%
1	BlueArc Corp. expiring 4/2/18* *** +	—

	Total Warrants (cost $0)	732

WASATCH GLOBAL SCIENCE & TECHNOLOGY FUND (WAGTX) – Schedule of Investments (continued)

June 30, 2009 (Unaudited)

Number of Contracts		Value

	PUT OPTIONS PURCHASED 0.4%

	Asset Management & Custody Banks 0.1%
540	iShares Russell 2000 Index Fund ETF, expiring 8/22/09, exercise price $45	$37,800
1,640	PowerShares QQQ, expiring 7/18/09, exercise price $32	8,200

		46,000

	Specialized Finance 0.3%
100	S&P 500 Index, expiring 12/19/09, exercise price $700	135,000

	Total Put Options Purchased (premium $553,488)	181,000

Principal Amount		Value
	SHORT-TERM INVESTMENTS 12.4%

	Repurchase Agreement 12.4%
$6,393,000	Repurchase Agreement dated 6/30/09, 0.00% due 7/1/09 with Fixed Income Clearing Corporation collateralized by $4,600,000 of United States Treasury Bonds 8.875% due 8/15/17; value: $6,527,400; repurchase proceeds: $6,393,000 (cost $6,393,000)+++	$6,393,000

	Total Short-Term Investments (cost $6,393,000)	6,393,000

	Total Investments (cost $53,889,316) 99.6%	51,198,157
	Other Assets less Liabilities 0.4%	202,223

	NET ASSETS 100.0%	$51,400,380

	*Non-income producing.

	***Security was fair valued under procedures adopted by the Board of Directors (see Note 2).

	+Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 6).

	+++All or a portion of this security has been designated as collateral for future commitments (see Note 7).

	^^ The aggregate amount of foreign securities fair valued pursuant to a systematic fair valuation model as a percent of net assets was 27.10%.

	ADR American Depositary Receipt.

	See Notes to Schedules of Investments.

At June 30, 2009, Wasatch Global Science & Technology Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Belgium	0.8
Brazil	6.7
Canada	1.0
China	8.9
Denmark	1.4
France	1.2
Germany	3.6
Hong Kong	4.4
India	1.4
Ireland	1.2
Israel	1.1
Italy	1.0
Japan	0.8
Norway	2.5
Singapore	4.3
Sweden	1.1
Taiwan	1.8
United Kingdom	4.0
United States	52.8

Total	100.0%

WASATCH HERITAGE GROWTH FUND (WAHGX) – Schedule of Investments

June 30, 2009 (Unaudited)

Shares		Value

	COMMON STOCKS 98.0%

	Aerospace & Defense 4.5%
9,610	L-3 Communications Holdings, Inc.	$666,742
11,105	Lockheed Martin Corp.	895,618
40,100	TransDigm Group, Inc.*	1,451,620

		3,013,980

	Air Freight & Logistics 3.0%
20,760	C.H. Robinson Worldwide, Inc.	1,082,634
28,990	Expeditors International of Washington, Inc.	966,527

		2,049,161

	Apparel Retail 0.9%
112,575	Esprit Holdings Ltd. (Hong Kong)	628,335

	Asset Management & Custody Banks 2.8%
48,860	SEI Investments Co.	881,434
24,635	T. Rowe Price Group, Inc.	1,026,541

		1,907,975

	Automotive Retail 1.5%
26,343	O’Reilly Automotive, Inc.*	1,003,141

	Communications Equipment 3.6%
64,650	Cisco Systems, Inc.*	1,205,076
35,165	F5 Networks, Inc.*	1,216,357

		2,421,433

	Data Processing & Outsourced Services 11.5%
30,700	Alliance Data Systems Corp.*	1,264,533
78,000	Cia Brasileira de Meios de Pagamentos* (Brazil)	669,588
61,305	Fidelity National Information Services, Inc.	1,223,648
8,155	Mastercard, Inc., Class A	1,364,413
31,745	Paychex, Inc.	799,974
163,030	Redecard S.A. (Brazil)	2,504,192

		7,826,348

	Diversified Metals & Mining 1.1%
4,740	Rio Tinto plc ADR (United Kingdom)	776,744

	Diversified Support Services 3.3%
64,850	Copart, Inc.*	2,248,349

	Drug Retail 3.4%
72,350	CVS Caremark Corp.	2,305,794

	Education Services 2.8%
26,280	Apollo Group, Inc., Class A*	1,869,034

	Electronic Components 3.2%
67,910	Amphenol Corp., Class A	2,148,672

	Health Care Equipment 4.3%
71,570	St. Jude Medical, Inc.*	2,941,527

	Health Care Services 3.3%
32,345	Express Scripts, Inc.*	2,223,719

	Investment Banking & Brokerage 1.5%
58,676	Charles Schwab Corp. (The)	1,029,177

	IT Consulting & Other Services 5.0%
34,495	Cognizant Technology Solutions Corp., Class A*	921,017
67,130	Infosys Technologies Ltd. (India)	2,484,070

		3,405,087

	Life Sciences Tools & Services 2.8%
39,180	Covance, Inc.*	1,927,656

	Mortgage REITs 1.9%
83,454	Annaly Capital Management, Inc. REIT	1,263,494

	Multi-Line Insurance 1.2%
34,220	HCC Insurance Holdings, Inc.	821,622

	Oil & Gas Equipment & Services 1.5%
35,990	Cameron International Corp.*	1,018,517

	Oil & Gas Exploration & Production 5.7%
52,280	Chesapeake Energy Corp.	1,036,712
58,685	Petrohawk Energy Corp.*	1,308,676
14,793	Plains Exploration & Production Co.*	404,736
29,658	XTO Energy, Inc.	1,131,156

		3,881,280

	Pharmaceuticals 1.8%
25,340	Teva Pharmaceutical Industries Ltd. ADR (Israel)	1,250,276

	Semiconductors 8.6%
140,610	Altera Corp.	2,289,131
53,335	Linear Technology Corp.	1,245,372
61,505	Maxim Integrated Products, Inc.	965,013
31,870	Microchip Technology, Inc.	718,669
62,062	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Taiwan)	584,003

		5,802,188

	Specialized Finance 4.4%
15,770	IntercontinentalExchange, Inc.*	1,801,565
47,440	MSCI, Inc., Class A*	1,159,433

		2,960,998

WASATCH HERITAGE GROWTH FUND (WAHGX) – Schedule of Investments (continued)

June 30, 2009 (Unaudited)

Shares		Value

	Specialty Chemicals 1.3%
22,893	Ecolab, Inc.	$892,598

	Specialty Stores 1.0%
33,680	Staples, Inc.	679,326

	Systems Software 2.9%
57,410	BMC Software, Inc.*	1,939,884

	Thrifts & Mortgage Finance 2.7%
16,900	Housing Development Finance Corp. Ltd.* (India)	828,559
92,890	New York Community Bancorp, Inc.	992,994

		1,821,553

	Trading Companies & Distributors 2.5%
29,670	Fastenal Co.	984,154
19,370	MSC Industrial Direct Co., Inc, Class A	687,248

		1,671,402

	Trucking 1.5%
32,490	J.B. Hunt Transport Services, Inc.	991,920

	Wireless Telecommunication Services 2.5%
87,965	NII Holdings, Inc.*	1,677,493

	Total Common Stocks (cost $69,773,101)	66,398,683

Principal Amount		Value

	SHORT-TERM INVESTMENTS 2.8%

	Repurchase Agreement 2.8%
$1,915,000	Repurchase Agreement dated 6/30/09, 0.00% due 7/1/09 with Fixed Income Clearing Corporation collateralized by $1,380,000 of United States Treasury Bonds 8.875% due 8/15/17; value: $1,958,220; repurchase proceeds: $1,915,000 (cost $1,915,000)	$1,915,000

	Total Short-Term Investments (cost $1,915,000)	1,915,000

	Total Investments (cost $71,688,101) 100.8%	68,313,683
	Liabilities less Other Assets (0.8)%	(519,083)

	NET ASSETS 100.0%	$67,794,600

	*Non-income producing.

	^^ The aggregate amount of foreign securities fair valued pursuant to a systematic fair valuation model as a percent of net assets was 5.81%.

	ADR American Depositary Receipt.

	REIT Real Estate Investment Trust.

	See Notes to Schedules of Investments.

At June 30, 2009, Wasatch Heritage Growth Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Brazil	4.8
Hong Kong	0.9
India	5.0
Israel	1.9
Taiwan	0.9
United Kingdom	1.2
United States	85.3

Total	100.0%

WASATCH HERITAGE VALUE FUND (WAHVX) – Schedule of Investments

June 30, 2009 (Unaudited)

Shares		Value
	COMMON STOCKS 92.2%

	Agricultural Products 2.0%
116,000	Chaoda Modern Agriculture Holdings Ltd. (Hong Kong)	$68,132

	Computer & Electronics Retail 1.8%
2,800	GameStop Corp., Class A*	61,628

	Data Processing & Outsourced Services 6.6%
5,000	Cia Brasileira de Meios de Pagamentos* (Brazil)	42,922
3,900	Fidelity National Information Services, Inc.	77,844
1,600	Visa, Inc., Class A	99,616

		220,382

	Diversified Metals & Mining 3.4%
700	Rio Tinto plc ADR (United Kingdom)	114,709

	Diversified Support Services 3.0%
2,900	Copart, Inc.*	100,543

	Fertilizers & Agricultural Chemicals 2.7%
1,200	Monsanto Co.	89,208

	Health Care Equipment 3.1%
2,800	Covidien plc	104,832

	Health Care Technology 1.9%
5,000	IMS Health, Inc.	63,500

	Heavy Electrical Equipment 3.1%
6,500	ABB Ltd. ADR (Switzerland)	102,570

	Home Entertainment Software 5.9%
8,800	Activision Blizzard, Inc.*	111,144
2,500	Nintendo Co. Ltd. ADR (Japan)	86,175

		197,319

	Industrial Machinery 3.0%
14,200	Weg S.A. (Brazil)	99,834

	Insurance Brokers 2.1%
3,500	Brown & Brown, Inc.	69,755

	Integrated Oil & Gas 2.9%
2,400	Petroleo Brasileiro S.A. ADR+++ (Brazil)	98,352

	Internet Software & Services 2.2%
3,900	Akamai Technologies, Inc.*	74,802

	IT Consulting & Other Services 3.1%
3,900	Cognizant Technology Solutions Corp., Class A*	104,130

	Life Sciences Tools & Services 2.0%
2,900	Pharmaceutical Product Development, Inc.	67,338

	Mortgage REITs 2.7%
6,000	Annaly Capital Management, Inc.+++	90,840

	Oil & Gas Drilling 3.1%
3,400	Noble Corp.	102,850

	Oil & Gas Exploration & Production 5.2%
5,200	ARC Energy Trust** (Canada)	79,656
2,300	Range Resources Corp.	95,243

		174,899

	Oil & Gas Storage & Transportation 3.1%
6,200	Spectra Energy Corp.	104,904

	Packaged Foods & Meats 3.0%
1,600	Ralcorp Holdings, Inc.*	97,472

	Paper Packaging 2.0%
2,800	Sonoco Products Co.	67,060

	Pharmaceuticals 4.7%
5,200	Mylan, Inc.*	67,860
3,200	Perrigo Co.	88,896

		156,756

	Property & Casualty Insurance 2.6%
9,000	Old Republic International Corp.	88,650

	Specialized Finance 5.8%
300	CME Group, Inc.	93,333
4,800	NASDAQ OMX Group, Inc. (The)*	102,288

		195,621

	Steel 2.8%
4,600	Sims Metal Management Ltd. ADR (Australia)	94,852

	Water Utilities 2.6%
4,500	American Water Works Co., Inc.	85,995

	Wireless Telecommunication Services 5.8%
2,400	America Movil S.A.B. de C.V., Series L ADR+++ (Mexico)	92,928
2,000	China Mobile Ltd. ADR (China)	100,160

		193,088

	Total Common Stocks (cost $2,926,166)	3,090,021

WASATCH HERITAGE VALUE FUND (WAHVX) – Schedule of Investments (continued)

June 30, 2009 (Unaudited)

Shares		Value
	PREFERRED STOCKS 1.4%

	Regional Banks 1.4%
3,000	Fifth Third Capital Trust VI Pfd, 7.25%, 11/15/67*	$48,210

	Total Preferred Stocks (cost $33,050)	48,210

Principal Amount		Value
	SHORT-TERM INVESTMENTS 8.2%

	Repurchase Agreement 8.2%
$275,000	Repurchase Agreement dated 6/30/09, 0.00% due 7/1/09 with Fixed Income Clearing Corporation collateralized by $200,000 of United States Treasury Bonds 8.875% due 8/15/17; value: $283,800 repurchase proceeds: $275,000 (cost $275,000)+++	$275,000

	Total Short-Term Investments (cost $275,000)	275,000

	Total Investments (cost $3,234,216) 101.8% ^^	3,413,231
	Liabilities less Other Assets (1.8)%	(62,201)

	NET ASSETS 100.0%	$3,351,030

Number of Contracts		Value
	CALL OPTIONS WRITTEN 0.3%

	Integrated Oil & Gas 0.1%
24	Petroleo Brasileiro S.A. ADR, expiring 7/18/09, exercise price $41	$3,360

	Mortgage REITs 0.1%
60	Annaly Capital Management, Inc., expiring 7/18/09, exercise price $15	2,700

	Wireless Telecommunication Services 0.1%
24	America Movil SAB de C.V. ADR, expiring 7/18/09, exercise price $39	3,000

	Total Call Options Written (premium $9,090)	9,060

*Non-income producing.

**Common units.

+++All or a portion of this security has been designated as collateral for call options written (see Note 2).

^^ The aggregate amount of foreign securities fair valued pursuant to a systematic fair valuation model as a percent of net assets was 2.03%.

ADR American Depositary Receipt.

REIT Real Estate Investment Trust.

See Notes to Schedules of Investments.

At June 30, 2009, Wasatch Heritage Value Fund’s investments, excluding short-term investments and written options, were in the following countries:

COUNTRY	%
Australia	3.0
Brazil	7.7
Canada	2.5
China	3.2
Hong Kong	2.2
Japan	2.8
Mexico	3.0
Switzerland	3.3
United Kingdom	3.7
United States	68.6

Total	100.0%

WASATCH INTERNATIONAL GROWTH FUND (WAIGX) – Schedule of Investments

June 30, 2009 (Unaudited)

Shares		Value
	COMMON STOCKS 93.8%

	Aerospace & Defense 2.6%
34,900	Chemring Group plc (United Kingdom)	$1,247,357
105,475	Kongsberg Gruppen ASA (Norway)	1,294,317
64,810	Ultra Electronics Holdings plc (United Kingdom)	1,164,036

		3,705,710

	Agricultural Products 2.1%
2,687,340	Chaoda Modern Agriculture Holdings Ltd. (Hong Kong)	1,578,390
1,319,280	China Green Holdings Ltd. (Hong Kong)	1,386,071

		2,964,461

	Aluminum 0.4%
84,700	National Aluminum Co. Ltd. (India)	537,657

	Apparel Retail 1.0%
25,054	Point, Inc. (Japan)	1,346,189

	Apparel, Accessories & Luxury Goods 9.4%
2,166,254	Anta Sports Products Ltd. (China)	2,673,472
3,623,000	China Dongxiang Group Co. (China)	2,419,734
1,003,230	Li Ning Co. Ltd. (China)	2,963,159
1,670,225	Ports Design Ltd. (Hong Kong)	3,871,318
197,495	Ted Baker plc (United Kingdom)	1,266,951

		13,194,634

	Application Software 2.2%
20,152	SimCorp A/S (Denmark)	3,131,900

	Asset Management & Custody Banks 1.2%
17,390	Partners Group Holding AG (Switzerland)	1,691,555

	Coal & Consumable Fuels 0.7%
855,385	Tambang Batubara Bukit Asam Tbk PT (Indonesia)	966,035

	Communications Equipment 2.0%
164,475	Tandberg ASA (Norway)	2,772,235

	Construction & Engineering 1.3%
3,500,000	Midas Holdings Ltd. (Singapore)	1,885,125

	Construction & Farm Machinery & Heavy Trucks 0.4%
25,904	Demag Cranes AG (Germany)	587,842

	Construction Materials 1.5%
719,900	Corp Moctezuma S.A.B de C.V. (Mexico)	1,347,264
1,550,000	PT Semen Gresik (Persero) Tbk* (Indonesia)	740,524

		2,087,788

	Data Processing & Outsourced Services 3.2%
454,798	Wirecard AG (Germany)	4,450,019

	Diversified Banks 3.8%
102,671	Axis Bank Ltd. (India)	1,766,938
395,273	Bank of N.T. Butterfield & Son Ltd. (Bermuda)	2,055,420
47,747	HDFC Bank Ltd. (India)	1,496,049

		5,318,407

	Diversified Metals & Mining 0.8%
89,345	Hindustan Zinc Ltd. (India)	1,120,620

	Electrical Components & Equipment 2.2%
4,091,525	Wasion Group Holdings Ltd. (Hong Kong)	3,056,144

	Electronic Equipment & Instruments 1.8%
190,214	Rotork plc (United Kingdom)	2,593,764

	Environmental & Facilities Services 1.8%
217,155	Connaught plc (United Kingdom)	1,342,673
55,045	Daiseki Co. Ltd. (Japan)	1,210,127

		2,552,800

	Food Retail 1.3%
50,145	BIM Birlesik Magazalar AS (Turkey)	1,747,874

	Health Care Equipment 4.1%
163,388	DiaSorin S.p.A (Italy)	4,064,714
59,250	Mindray Medical International Ltd. ADR (China)	1,654,260

		5,718,974

	Health Care Supplies 4.0%
254,400	Abcam plc (United Kingdom)	2,875,725
1,079,000	Shandong Weigao Group Medical Polymer Co. Ltd., Class H (China)	2,764,898

		5,640,623

	Health Care Technology 1.0%
437,279	RaySearch Laboratories AB* (Sweden)	1,456,376

	Home Entertainment Software 2.3%
48,580	Hudson Soft Co. Ltd. (Japan)	322,464
10,505	NCsoft Corp. (Korea)	1,502,594
27,430	Shanda Interactive Entertainment Ltd. ADR* (China)	1,434,314

		3,259,372

	Household Products 0.9%
321,400	Kimberly-Clark de Mexico S.A.B de C.V. (Mexico)	1,223,674

WASATCH INTERNATIONAL GROWTH FUND (WAIGX) — Schedule of Investments (continued)

June 30, 2009 (Unaudited)

Shares		Value
	Industrial Machinery 4.0%
34,690	Andritz AG (Austria)	$1,462,614
9,963	Burckhardt Compression Holding AG (Switzerland)	1,289,097
35,325	Konecranes Oyj (Finland)	832,346
289,800	Weg S.A. (Brazil)	2,037,466

		5,621,523

	Internet Retail 1.6%
1,650	START TODAY Co. Ltd. (Japan)	2,228,410

	Internet Software & Services 3.0%
460	Gourmet Navigator, Inc. (Japan)	1,297,338
42,860	NetEase.com, Inc. ADR* (China)	1,507,815
10,415	NHN Corp.* (Korea)	1,435,643

		4,240,796

	Life Sciences Tools & Services 4.6%
405	EPS Co. Ltd. (Japan)	1,552,129
40,552	Eurofins Scientific (France)	2,387,808
40,715	ICON plc ADR* (Ireland)	878,630
71,205	MorphoSys AG* (Germany)	1,634,304

		6,452,871

	Oil & Gas Equipment & Services 3.8%
105,195	Pason Systems, Inc. (Canada)	847,785
138,125	Petrofac Ltd. (United Arab Emirates)	1,524,162
37,385	Schoeller-Bleckmann Oilfield Equipment AG (Austria)	1,367,340
154,785	TGS-NOPEC Geophysical Co. ASA* (Norway)	1,533,710

		5,272,997

	Oil & Gas Exploration & Production 2.4%
13,605	Emerald Energy plc* (Colombia)	113,671
171,555	Gran Tierra Energy, Inc.* (Colombia)	591,865
250,442	JKX Oil and Gas plc (United Kingdom)	848,655
96,149	Premier Oil plc* (United Kingdom)	1,731,132

		3,285,323

	Packaged Foods & Meats 0.7%
32,376	Unicharm PetCare Corp. (Japan)	966,150

	Personal Products 1.1%
120,100	Natura Cosmeticos S.A. (Brazil)	1,582,284

	Pharmaceuticals 1.0%
201,239	Dechra Pharmaceuticals plc (United Kingdom)	1,398,297

	Regional Banks 1.5%
810	Seven Bank Ltd. (Japan)	2,123,781

	Research & Consulting Services 3.2%
147,648	Campbell Brothers Ltd. (Australia)	2,454,613
386	Nihon M&A Center, Inc. (Japan)	1,349,055
29,305	Stantec, Inc.* (Canada)	705,498

		4,509,166

	Semiconductors 0.5%
122,224	Melexis N.V. (Belgium)	764,426

	Specialized Finance 9.1%
544,355	BM&F BOVESPA S.A. (Brazil)	3,266,934
148,420	IMAREX ASA* (Norway)	1,378,447
1,002,935	Infrastructure Development Finance Co. Ltd. (India)	2,836,368
780	Osaka Securities Exchange Co. Ltd. (Japan)	3,741,692
319,000	Singapore Exchange Ltd. (Singapore)	1,553,799

		12,777,240

	Specialty Chemicals 1.2%
53,855	SGL Carbon AG* (Germany)	1,667,438

	Steel 0.6%
43,665	Sims Metal Management Ltd. (Australia)	909,622

	Systems Software 1.0%
2,857	Simplex Technology, Inc. (Japan)	1,416,442

	Thrifts & Mortgage Finance 1.5%
79,655	Home Capital Group, Inc. (Canada)	2,069,735

	Wireless Telecommunication Services 1.0%
38,800	Egyptian Co. for Mobile Services (Egypt)	1,343,687

	Total Common Stocks (cost $121,419,450)	131,639,966

	PREFERRED STOCKS 2.3%

	Fertilizers & Agricultural Chemicals 1.0%
177,750	Fertilizantes Fosfatados S.A. Pfd. (Brazil)	1,353,829

	Regional Banks 1.3%
521,575	Banco Daycoval S.A. Pfd. (Brazil)	1,886,635

	Total Preferred Stocks (cost $5,203,120)	3,240,464

WASATCH INTERNATIONAL GROWTH FUND (WAIGX) — Schedule of Investments (continued)

June 30, 2009 (Unaudited)

Shares		Value
	WARRANTS 0.0%

	Gold 0.0%
2,678,000	Redcorp Ventures Ltd. expiring 7/10/09* + (Canada)	$11,517

	Total Warrants (cost $0)	11,517

Principal Amount		Value
	SHORT-TERM INVESTMENTS 3.6%

	Repurchase Agreement 3.6%
$5,019,000	Repurchase Agreement dated 6/30/09, 0.00% due 7/1/09 with Fixed Income Clearing Corporation collateralized by $4,850,000 of United States Treasury Bonds 11.75% due 11/15/14; value: $5,124,510; repurchase proceeds: $5,019,000 (cost $5,019,000)	$5,019,000

	Total Short-Term Investments (cost $5,019,000)	5,019,000

	Total Investments (cost $131,641,570) 99.7% ^^	139,910,947
	Other Assets less Liabilities 0.3%	460,034

	NET ASSETS 100.0%	$140,370,981

*Non-income producing.

+Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 6).

^^ The aggregate amount of foreign securities fair valued pursuant to a systematic fair valuation model as a percent of net assets was 77.53%.

ADR American Depositary Receipt

See Notes to Schedules of Investments.

At June 30, 2009, Wasatch International Growth Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Australia	2.5
Austria	2.1
Belgium	0.5
Bermuda	1.5
Brazil	7.5
Canada	2.7
China	11.4
Colombia	0.5
Denmark	2.3
Egypt	1.0
Finland	0.6
France	1.8
Germany	6.2
Hong Kong	7.4
India	5.7
Indonesia	1.3
Ireland	0.7
Italy	3.0
Japan	13.0
Korea	2.2
Mexico	1.9
Norway	5.2
Singapore	2.6
Sweden	1.1
Switzerland	2.2
Turkey	1.3
United Arab Emirates	1.1
United Kingdom	10.7

Total	100.0%

WASATCH INTERNATIONAL OPPORTUNITIES FUND (WAIOX) — Schedule of Investments

June 30, 2009 (Unaudited)

Shares		Value
	COMMON STOCKS 87.4%

	Advertising 0.3%
6,805	1000mercis* (France)	$238,602

	Aerospace & Defense 0.5%
9,400	Chemring Group plc (United Kingdom)	335,964

	Agricultural Products 2.7%
920,000	Chaoda Modern Agriculture Holdings Ltd. (Hong Kong)	540,356
1,354,000	China Green Holdings Ltd. (Hong Kong)	1,422,548

		1,962,904

	Air Freight & Logistics 2.4%
3,248,806	Aramex PJSC* (United Arab Emirates)	1,063,320
1,135,183	Goodpack Ltd. (Singapore)	715,154

		1,778,474

	Apparel, Accessories & Luxury Goods 6.7%
1,504,836	Anta Sports Products Ltd. (China)	1,857,186
2,805	Bijou Brigitte AG (Germany)	363,911
15,110	Gerry Weber International AG (Germany)	380,896
699,503	Ports Design Ltd. (Hong Kong)	1,621,338
109,865	Ted Baker plc (United Kingdom)	704,795

		4,928,126

	Application Software 3.9%
48,000	Computer Modelling Group Ltd. (Canada)	617,211
3,321,000	Kingdee International Software Group Co. Ltd. (China)	576,182
12,335	Longtop Financial Technologies Ltd. ADR* (China)	302,947
9,000	SimCorp A/S (Denmark)	1,398,725

		2,895,065

	Asset Management & Custody Banks 0.2%
50,314	Treasury Group Ltd. (Australia)	166,411

	Auto Parts & Equipment 0.1%
2,500,000	Norstar Founders Group Ltd.*** (Hong Kong)	58,870

	Biotechnology 1.3%
5,765,960	Sino Biopharmaceutical Ltd. (China)	986,617

	Communications Equipment 2.0%
387,000	Sepura Ltd. (United Kingdom)	281,469
71,165	Tandberg ASA (Norway)	1,199,490

		1,480,959

	Construction & Engineering 4.3%
30,300	Heerim Architects & Planners (Korea)	287,870
174,300	Lycopodium Ltd. (Australia)	192,473
2,573,960	Midas Holdings Ltd. (Singapore)	1,386,353
24,320	Outotec Oyj (Finland)	578,532
1,461,000	Rotary Engineering Ltd. (Singapore)	702,632

		3,147,860

	Construction & Farm Machinery & Heavy Trucks 0.4%
4,380	Faiveley S.A. (France)	334,398

	Consumer Finance 1.3%
288,535	Banco Compartamos S.A. de C.V. (Mexico)	926,932

	Data Processing & Outsourced Services 3.0%
224,540	Wirecard AG (Germany)	2,197,035

	Diversified Banks 1.4%
202,665	Union Bank of India Ltd. (India)	1,024,060

	Drug Retail 0.7%
26,465	Create SD Holdings Co. Ltd. (Japan)	516,115

	Education Services 0.6%
59,470	Kroton Educacional S.A.** (Brazil)	399,931
1,040,150	Oriental Century Ltd.* *** (China)	7,183

		407,114

	Electrical Components & Equipment 4.4%
31,820	Harbin Electric, Inc.* (China)	497,665
2,102,157	Wasion Group Holdings Ltd. (Hong Kong)	1,570,195
852,000	Zhuzhou CSR Times Electric Co. Ltd., Series H (China)	1,196,767

		3,264,627

	Electronic Manufacturing Services 0.3%
346,000	Ju Teng International Holdings Ltd. (China)	186,937

	Environmental & Facilities Services 0.6%
20,025	Daiseki Co. Ltd. (Japan)	440,236

	Food Retail 0.5%
1,496,397	BreadTalk Group Ltd. (Singapore)	402,513

	Footwear 1.5%
9,726,395	China Hongxing Sports Ltd. (China)	1,131,333

	Health Care Equipment 2.6%
5,729	Audika (France)	145,463
39,671	DiaSorin S.p.A (Italy)	986,922
8,762	Infopia Co. Ltd. (Korea)	122,294
1,546,660	LMA International N.V.* (Singapore)	170,283

WASATCH INTERNATIONAL OPPORTUNITIES FUND (WAIOX) — Schedule of Investments (continued)

June 30, 2009 (Unaudited)

Shares		Value
13,280	Mindray Medical International Ltd. ADR (China)	$370,778
6,090	STRATEC Biomedical Systems AG (Germany)	154,631

		1,950,371

	Health Care Facilities 1.4%
1,598,670	Raffles Medical Group Ltd. (Singapore)	1,046,492

	Health Care Supplies 1.8%
79,620	Abcam plc (United Kingdom)	900,021
162,000	Shandong Weigao Group Medical Polymer Co. Ltd., Class H (China)	415,119

		1,315,140

	Health Care Technology 1.1%
253,230	RaySearch Laboratories AB* (Sweden)	843,393

	Home Entertainment Software 1.7%
205	GameOn Co. Ltd. (Japan)	236,218
29,540	Hudson Soft Co. Ltd. (Japan)	196,080
683,000	Kingsoft Corp. Ltd. (China)	473,703
12,055	Perfect World Co. Ltd., Class B
	ADR* (China)	344,773

		1,250,774

	Industrial Gases 0.2%
74,950	African Oxygen Ltd. (South Africa)	183,833

	Industrial Machinery 5.4%
5,955	Burckhardt Compression Holding AG (Switzerland)	770,508
4,642,845	China Automation Group Ltd. (China)	1,798,387
28,995	Duoyuan Global Water, Inc. ADR* (China)	703,999
15,695	Muehlbauer Holding AG & Co. KGaA (Germany)	337,230
59,205	ODIM ASA (Norway)	389,403

		3,999,527

	Internet Retail 1.6%
866	START TODAY Co. Ltd. (Japan)	1,169,578

	Internet Software & Services 0.9%
25,425	China Education Alliance, Inc.* (China)	134,244
9,760	NetEase.com, Inc. ADR* (China)	343,357
290,500	Vendtek Systems, Inc.* *** (Canada)	192,392

		669,993

	Investment Banking & Brokerage 0.3%
173	GCA Savvian Group Corp. (Japan)	214,100

	IT Consulting & Other Services 1.3%
5,900	Alten* (France)	98,895
104,500	China Information Security Technology, Inc.* (China)	298,870
565	Future Architect, Inc. (Japan)	249,008
38,835	Yucheng Technologies Ltd.* (China)	331,263

		978,036

	Life Sciences Tools & Services 3.9%
2,034	CMIC Co. Ltd. (Japan)	452,705
197	EPS Co. Ltd. (Japan)	754,986
10,000	Eurofins Scientific (France)	588,826
18,965	ICON plc ADR* (Ireland)	409,265
28,720	MorphoSys AG* (Germany)	659,184

		2,864,966

	Managed Health Care 0.5%
25,200	OdontoPrev S.A. (Brazil)	373,728

	Oil & Gas Drilling 0.5%
55,660	Phoenix Technology Income Fund** (Canada)	382,987

	Oil & Gas Equipment & Services 2.6%
2,500,000	Anton Oilfield Services Group (China)	302,459
681,430	Ezra Holdings Ltd.* (Singapore)	542,076
232,000	Lamprell plc (United Arab Emirates)	435,384
76,210	Pason Systems, Inc. (Canada)	614,190

		1,894,109

	Oil & Gas Exploration & Production 4.1%
5,750	Addax Petroleum Corp. (Canada)	243,966
186,530	Dragon Oil plc* (United Arab Emirates)	1,119,292
89,467	Gran Tierra Energy, Inc.* (Colombia)	308,661
97,125	JKX Oil and Gas plc (United Kingdom)	329,121
53,695	Petrominerales Ltd.* (Colombia)	605,001
21,530	Premier Oil plc* (United Kingdom)	387,641

		2,993,682

	Other Diversified Financial Services 0.5%
314,680	Count Financial Ltd. (Australia)	357,069

	Packaged Foods & Meats 0.8%
60,000	Zhongpin, Inc.* (China)	621,600

	Personal Products 0.5%
1,200,000	Beauty China Holdings Ltd.* *** (China)	13,984
17,205	Proctor & Gamble Hygiene and Healthcare Ltd. (India)	322,313

		336,297

	Pharmaceuticals 1.7%
796,000	China Shineway Pharmaceutical Group Ltd. (China)	804,668
64,619	Dechra Pharmaceuticals plc (United Kingdom)	449,001

		1,253,669

WASATCH INTERNATIONAL OPPORTUNITIES FUND (WAIOX) — Schedule of Investments (continued)

June 30, 2009 (Unaudited)

Shares		Value
	Property & Casualty Insurance 0.6%
263,730	Beazley Group plc (United Kingdom)	$422,684

	Regional Banks 0.8%
41,590	Canadian Western Bank (Canada)	605,973

	Research & Consulting Services 0.7%
140	Nihon M&A Center, Inc. (Japan)	489,295

	Restaurants 1.9%
691,000	Ajisen China Holdings Ltd. (China)	436,210
13,000	Chimney Co. Ltd. (Japan)	229,137
581,950	FU JI Food & Catering Services Holdings Ltd. (China)	482,931
7,300	Saint Marc Holdings Co. Ltd. (Japan)	226,641

		1,374,919

	Semiconductors 1.2%
75,145	Melexis N.V. (Belgium)	469,980
83,497	O2Micro International Ltd. ADR* (Hong Kong)	417,485

		887,465

	Specialized Finance 4.2%
518,600	Bolsa Mexicana de Valores S.A., Series A* (Mexico)	473,482
62,880	IMAREX ASA* (Norway)	583,996
30,000	JSE Ltd. (South Africa)	187,691
326	Osaka Securities Exchange Co. Ltd. (Japan)	1,563,835
32,625	Oslo Bors VPS Holding ASA (Norway)	278,747

		3,087,751

	Specialty Chemicals 0.9%
15,120	C. Uyemura & Co. Ltd. (Japan)	488,898
750,000	EcoGreen Fine Chemical Group Ltd. (China)	144,963

		633,861

	Specialty Stores 0.7%
69,735	easyhome Ltd. (Canada)	512,224

	Systems Software 2.3%
2,129	Simplex Technology, Inc. (Japan)	1,055,515
786,573	Guestlogix, Inc.* (Canada)	669,769

		1,725,284

	Thrifts & Mortgage Finance 1.3%
37,475	Home Capital Group, Inc. (Canada)	973,741

	Trading Companies & Distributors 0.3%
1,970	Thermador Groupe (France)	228,335

	Total Common Stocks (cost $54,229,695)	64,452,028

	PREFERRED STOCKS 1.0%
	Regional Banks 1.0%
199,510	Banco Daycoval S.A. Pfd. (Brazil)	721,665

	Total Preferred Stocks (cost $577,470)	721,665

	EXCHANGE TRADED FUNDS 3.6%
	Asset Management & Custody Banks 3.6%
83,025	iShares MSCI Emerging Markets Index Fund	2,675,896

	Total Exchange Traded Funds (cost $1,803,303)	2,675,896

	WARRANTS 0.0%

	Gold 0.0%
427,500	Redcorp Ventures Ltd. expiring 7/10/09* + (Canada)	1,839

	Total Warrants (cost $0)	1,839

	RIGHTS 0.0%
	Education Services 0.0%
60,424	Kroton Educacional S.A. Rights Expiring 7/27/09* ** (Brazil)	20,625

	Total Rights (cost $0)	20,625

WASATCH INTERNATIONAL OPPORTUNITIES FUND (WAIOX) — Schedule of Investments (continued)

June 30, 2009 (Unaudited)

Principal Amount		Value
	SHORT-TERM INVESTMENTS 8.0%

	Repurchase Agreement 8.0%
$5,932,000	Repurchase Agreement dated 6/30/09, 0.00% due 7/1/09 with Fixed Income Clearing Corporation collateralized by $4,265,000 of United States Treasury Bonds 8.875% due 8/15/17; value: $6,052,035; repurchase proceeds $5,932,000 (cost $5,932,000)	$5,932,000

	Total Short-Term Investments (cost $5,932,000)	5,932,000

	Total Investments (cost $62,542,468) 100.0%^^	73,804,053
	Other Assets less Liabilities 0%	2,311

	NET ASSETS 100.0%	$73,806,364

*Non-income producing.

**Common units.

***Security was fair valued under procedures adopted by the Board of Directors (see Note 2).

+Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 6).

^^ The aggregate amount of foreign securities fair valued pursuant to a systematic fair valuation model as a percent of net assets was 68.97%.

ADR American Depositary Receipt.

See Notes to Schedules of Investments.

At June 30, 2009, Wasatch International Opportunities Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Australia	1.1
Belgium	0.7
Brazil	2.2
Canada	7.1
China	21.8
Colombia	1.3
Denmark	2.1
Finland	0.9
France	2.4
Germany	6.0
Hong Kong	8.3
India	2.0
Ireland	0.6
Italy	1.5
Japan	12.2
Korea	0.6
Mexico	2.1
Norway	3.6
Singapore	7.3
South Africa	0.5
Sweden	1.2
Switzerland	1.1
United Arab Emirates	3.9
United Kingdom	5.6
United States	3.9

Total	100.0%

WASATCH MICRO CAP FUND (WMICX) – Schedule of Investments

June 30, 2009 (Unaudited)

Shares		Value
	COMMON STOCKS 94.8%

	Air Freight & Logistics 0.9%
3,501,725	Goodpack Ltd. (Singapore)	$2,206,052

	Apparel Retail 0.4%
128,468	Zumiez, Inc.*	1,029,029

	Apparel, Accessories & Luxury Goods 2.9%
2,003,000	Ports Design Ltd. (Hong Kong)	4,642,638
188,192	Volcom, Inc.*	2,352,400

		6,995,038

	Application Software 1.4%
270,270	Interactive Intelligence, Inc.*	3,313,510

	Asset Management & Custody Banks 4.6%
57,790	Diamond Hill Investment Group, Inc.*	2,322,002
889,022	Treasury Group Ltd. (Australia)	2,940,397
136,461	Westwood Holdings Group, Inc.	5,705,434

		10,967,833

	Automotive Retail 0.7%
64,280	Monro Muffler Brake, Inc.	1,652,639

	Biotechnology 0.1%
64,330	Orexigen Therapeutics, Inc.*	330,013

	Computer Storage & Peripherals 1.3%
359,795	Intevac, Inc.*	3,133,814

	Consumer Finance 4.9%
455,346	Dollar Financial Corp.*	6,279,221
542,750	United PanAm Financial Corp.*	1,926,763
173,500	World Acceptance Corp.*	3,454,385

		11,660,369

	Diversified Banks 0.5%
167,403	Encore Bancshares, Inc.*	1,213,672

	Education Services 1.7%
42,735	Capella Education Co.*	2,561,963
201,547	Kroton Educacional S.A.** (Brazil)	1,355,387

		3,917,350

	Electronic Manufacturing Services 1.3%
385,885	TTM Technologies, Inc.*	3,071,644

	Environmental & Facilities Services 2.0%
131,530	American Ecology Corp.	2,357,018
158,145	Team, Inc.*	2,478,132

		4,835,150

	Footwear 1.1%
22,040,125	China Hongxing Sports Ltd. (China)	2,563,613

	Health Care Distributors 1.6%
105,726	MWI Veterinary Supply, Inc.*	3,685,608

	Health Care Equipment 5.2%
185,550	Abaxis, Inc.*	3,811,197
476,001	Cardica, Inc.*	680,681
91,360	Cardiovascular Systems, Inc.*	704,386
141,720	Invacare Corp.	2,501,358
24,315,170	LMA International N.V.* (Singapore)	2,677,028
43,005	NuVasive, Inc.*	1,918,023

		12,292,673

	Health Care Facilities 2.8%
124,406	AmSurg Corp.*	2,667,264
997,225	NovaMed, Inc.*	3,939,039

		6,606,303

	Health Care Services 6.1%
191,140	American Caresource Holding, Inc.*	714,864
119,936	Bio-Reference Laboratories, Inc.*	3,791,177
149,295	CorVel Corp.*	3,399,447
236,240	Healthways, Inc.*	3,177,428
45,915	IPC The Hospitalist Co.*	1,225,471
102,755	LHC Group, Inc.*	2,282,189

		14,590,576

	Health Care Supplies 3.3%
481,157	Abcam plc (United Kingdom)	5,438,975
45,610	ICU Medical, Inc.*	1,876,851
19,471	Neogen Corp.*	564,270

		7,880,096

	Health Care Technology 1.3%
38,605	Computer Programs & Systems, Inc.	1,478,958
454,005	RaySearch Laboratories AB* (Sweden)	1,512,083

		2,991,041

	Industrial Machinery 0.7%
71,945	Duoyuan Global Water, Inc.
	ADR* (China)	1,746,824

	Internet Software & Services 2.9%
73,465	Constant Contact, Inc.*	1,457,546
219,765	DealerTrack Holdings, Inc.*	3,736,005
36,786	VistaPrint Ltd.*	1,568,923

		6,762,474

	IT Consulting & Other Services 1.0%
69,470	NCI, Inc., Class A*	2,113,277

WASATCH MICRO CAP FUND (WMICX) – Schedule of Investments (continued)

June 30, 2009 (Unaudited)

Shares		Value
	Life Sciences Tools & Services 2.8%
197,444	ICON plc ADR* (Ireland)	$4,260,842
84,093	Kendle International, Inc.*	1,029,298
194,670	Life Sciences Research, Inc.*	1,395,784

		6,685,924

	Marine Ports & Services 1.0%
444,727	CAI International, Inc.*	2,268,108

	Mortgage REITs 3.2%
588,695	MFA Financial, Inc.	4,073,770
234,187	Redwood Trust, Inc.	3,456,600

		7,530,370

	Oil & Gas Equipment & Services 0.9%
252,800	Pason Systems, Inc. (Canada)	2,037,359

	Oil & Gas Exploration & Production 1.7%
298,192	Approach Resources, Inc.*	2,057,525
138,310	GMX Resources, Inc.*	1,471,619
26,150	Ithaca Energy, Inc. (Canada)	15,294
1,030,430	Ithaca Energy, Inc.* + (Canada)	602,668

		4,147,106

	Regional Banks 2.5%
401,390	Boston Private Financial Holdings, Inc.	1,798,227
133,114	Commonwealth Bankshares, Inc.	681,544
251,573	Tamalpais Bancorp++	1,325,790
116,440	Washington Trust Bancorp PIPE+	2,076,125

		5,881,686

	Research & Consulting Services 4.7%
95,620	CRA International, Inc.*	2,654,411
349,605	Resources Connection, Inc.*	6,002,718
108,025	Stantec, Inc.* (Canada)	2,595,841

		11,252,970

	Semiconductor Equipment 1.8%
173,275	Tessera Technologies, Inc.*	4,382,125

	Semiconductors 13.7%
265,807	Melexis N.V. (Belgium)	1,662,437
676,065	Micrel, Inc.	4,948,796
989,163	Microtune, Inc.*	2,314,641
89,716	Netlogic Microsystems, Inc.*	3,271,045
1,464,497	O2Micro International Ltd. ADR* (Hong Kong)	7,322,485
614,583	Pericom Semiconductor Corp.*	5,174,789
238,733	Power Integrations, Inc.	5,679,458
87,470	Supertex, Inc.*	2,196,372

		32,570,023

	Specialized Finance 1.9%
154,000	Goldwater Bank, N.A.* *** +	1,079,540
735	Osaka Securities Exchange Co. Ltd. (Japan)	3,525,825

		4,605,365

	Specialty Chemicals 0.8%
1,063,635	Neo Material Technologies, Inc.* (Canada)	1,884,564

	Specialty Stores 4.2%
377,420	Big 5 Sporting Goods Corp.	4,174,265
197,015	easyhome Ltd. (Canada)	1,447,132
247,377	Hibbett Sports, Inc.*	4,452,786

		10,074,183

	Systems Software 2.0%
60,460	ArcSight, Inc.*	1,074,374
395,405	Opnet Technologies, Inc.	3,621,910

		4,696,284

	Thrifts & Mortgage Finance 1.3%
123,300	Home Capital Group, Inc. (Canada)	3,203,796

	Trading Companies & Distributors 0.9%
220,363	Rush Enterprises, Inc., Class B*	2,183,797

	Trucking 2.7%
77,960	Old Dominion Freight Line, Inc.*	2,617,117
390,663	Vitran Corp., Inc.*	3,867,564

		6,484,681

	Total Common Stocks (cost $273,588,032)	225,446,939

	PREFERRED STOCKS 0.7%

	Regional Banks 0.7%
485,400	Banco Daycoval S.A. Pfd. (Brazil)	1,755,783

	Total Preferred Stocks (cost $1,836,878)	1,755,783

	WARRANTS 0.0%

	Air Freight & Logistics 0.0%
888,830	Goodpack Ltd. expiring 7/16/09* (Singapore)	3,069

WASATCH MICRO CAP FUND (WMICX) – Schedule of Investments (continued)

June 30, 2009 (Unaudited)

	Health Care Distributors 0.0%
25,946	Familymeds Group, Inc. expiring 11/30/09* *** +	$—

	Health Care Equipment 0.0%
121,124	Cardica, Inc. expiring 6/7/12* *** +	—

	Total Warrants (cost $19,380)	3,069

	RIGHTS 0.0%

	Education Services 0.0%
204,783	Kroton Educacional S.A. Rights Expiring 7/27/09* ** (Brazil)	69,901

	Total Rights (cost $0)	69,901

Principal Amount		Value
	SHORT-TERM INVESTMENTS 4.2%

	Repurchase Agreement 4.2%
$9,875,000	Repurchase Agreement dated 6/30/09, 0.00% due 7/1/09 with Fixed Income Clearing Corporation collateralized by $7,100,000 of United States Treasury Bonds 8.875% due 8/15/17; value: $10,074,900; repurchase proceeds: $9,875,000 (cost $9,875,000)	$9,875,000

	Total Short-Term Investments (cost $9,875,000)	9,875,000

	Total Investments (cost $285,319,290) 99.7% ^^	237,150,692
	Other Assets less Liabilities 0.3%	612,485

	NET ASSETS 100.0%	$237,763,177

*Non-income producing.

**Common units.

***Security was fair valued under procedures adopted by the Board of Directors (see Note 2).

+Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 6).

++Affiliated company (see Note 5).

^^ The aggregate amount of foreign securities fair valued pursuant to a systematic fair valuation model as a percent of net assets was 11.43%.

ADR American Depositary Receipt.

PIPE Private Investment in a Public Equity.

REIT Real Estate Investment Trust.

See Notes to Schedules of Investments.

At June 30, 2009, Wasatch Micro Cap Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Australia	1.3
Belgium	0.7
Brazil	1.4
Canada	5.2
China	1.9
Hong Kong	5.3
Ireland	1.9
Japan	1.6
Singapore	2.1
Sweden	0.6
United Kingdom	2.4
United States	75.6

Total	100.0%

WASATCH MICRO CAP VALUE FUND (WAMVX) – Schedule of Investments

June 30, 2009 (Unaudited)

Shares		Value
	COMMON STOCKS 86.5%

	Agricultural Products 1.1%
800,000	China Green Holdings Ltd. (Hong Kong)	$840,501

	Application Software 2.7%
26,000	Ebix, Inc.*	814,320
7,900	SimCorp A/S (Denmark)	1,227,769

		2,042,089

	Asset Management & Custody Banks 2.3%
13,000	Diamond Hill Investment Group, Inc.*	522,340
138,013	Treasury Group Ltd. (Australia)	456,471
18,000	Westwood Holdings Group, Inc.	752,580

		1,731,391

	Auto Parts & Equipment 1.0%
140,000	Martinrea International, Inc.* (Canada)	776,674

	Biotechnology 2.3%
220,000	Luna Innovations, Inc.*	112,200
101,331	NeurogesX, Inc. PIPE * +	571,507
6,233,333	Sino Biopharmaceutical Ltd. (China)	1,066,589

		1,750,296

	Communications Equipment 1.1%
25,000	Comtech Telecommunications Corp.*	797,000

	Computer Storage & Peripherals 1.0%
85,000	Intevac, Inc.*	740,350

	Construction & Engineering 1.9%
34,000	MYR Group, Inc.*	687,480
39,000	Orion Marine Group, Inc.*	741,000

		1,428,480

	Construction & Farm Machinery & Heavy Trucks 1.3%
75,000	Titan Machinery, Inc.*	951,750

	Consumer Finance 1.1%
41,000	World Acceptance Corp.*	816,310

	Data Processing & Outsourced Services 2.9%
160,000	Online Resources Corp.*	998,400
120,000	Wirecard AG (Germany)	1,174,153

		2,172,553

	Diversified Banks 0.3%
55,556	Idaho Trust Bancorp* *** +	246,113

	Diversified Capital Markets 1.0%
100,000	JMP Group, Inc.	769,000

	Diversified Metals & Mining 0.9%
108,000	HudBay Minerals, Inc.* (Canada)	713,405

	Diversified Support Services 1.0%
40,000	Healthcare Services Group, Inc.	715,200

	Education Services 0.1%
4,671	AcadeMedia AB* (Sweden)	51,455

	Electrical Components & Equipment 2.2%
2,186,000	Wasion Group Holdings Ltd. (Hong Kong)	1,632,822

	Electronic Manufacturing Services 0.8%
1,400,000	Sanmina-SCI Corp.*	616,000

	Environmental & Facilities Services 3.2%
90,000	EnergySolutions, Inc.	828,000
131,406	Heritage-Crystal Clean, Inc.*	1,596,583

		2,424,583

	Footwear 0.9%
5,900,000	China Hongxing Sports Ltd. (China)	686,263

	General Merchandise Stores 1.3%
61,000	Duckwall-ALCO Stores, Inc.*	992,470

	Health Care Distributors 0.8%
18,000	MWI Veterinary Supply, Inc.*	627,480

	Health Care Equipment 5.7%
190,000	AtriCure, Inc.*	665,000
103,865	Cardica, Inc.*	148,527
55,000	Hill-Rom Holdings, Inc.	892,100
30,000	Invacare Corp.	529,500
144,000	MTS Medication Technologies, Inc.*	807,840
350,000	Solta Medical, Inc.*	546,000
38,000	Zoll Medical Corp.*	734,920

		4,323,887

	Health Care Services 2.9%
25,000	Bio-Reference Laboratories, Inc.*	790,250
180,000	Health Grades, Inc.*	703,800
30,000	LHC Group, Inc.*	666,300

		2,160,350

	Home Entertainment Software 1.5%
1,600,000	Kingsoft Corp. Ltd. (China)	1,109,698

	Industrial Machinery 2.4%
4,500	Burckhardt Compression Holding AG (Switzerland)	582,248
29,425	Duoyuan Global Water, Inc. ADR* (China)	714,439
33,000	Hurco Companies, Inc.*	515,790

		1,812,477

WASATCH MICRO CAP VALUE FUND (WAMVX) – Schedule of Investments (continued)

June 30, 2009 (Unaudited)

Shares		Value
	Integrated Telecommunication Services 0.9%
50,000	Cbeyond, Inc.*	$717,500

	Internet Software & Services 1.4%
82,925	China Education Alliance, Inc.* (China)	437,844
90,000	InfoSpace, Inc.*	596,700

		1,034,544

	Investment Banking & Brokerage 2.1%
140,000	GFI Group, Inc.	943,600
30,000	Investment Technology Group, Inc.*	611,700

		1,555,300

	IT Consulting & Other Services 4.3%
235,000	China Information Security Technology, Inc.* (China)	672,100
80,000	RightNow Technologies, Inc.*	944,000
40,000	Telvent GIT S.A. (Spain)	866,800
90,000	Yuchen Technologies Ltd.* (China)	767,700

		3,250,600

	Marine 1.0%
161,000	Euroseas Ltd.	769,580

	Oil & Gas Equipment & Services 1.9%
450,000	Boots & Coots International Well Control, Inc.*	625,500
105,000	TETRA Technologies, Inc.*	835,800

		1,461,300

	Oil & Gas Exploration & Production 1.8%
60,000	GMX Resources, Inc.*	638,400
215,000	Gran Tierra Energy, Inc.* (Colombia)	741,750

		1,380,150

	Other Diversified Financial Services 0.8%
98,245	Essex Rent Corp.*	574,733

	Packaged Foods & Meats 0.8%
60,000	Zhongpin, Inc.* (China)	621,600

	Paper Products 0.7%
450,000	Verso Paper Corp.	553,500

	Pharmaceuticals 1.3%
1,000,000	China Shineway Pharmaceutical Group Ltd. (China)	1,010,890

	Property & Casualty Insurance 1.0%
74,000	Seabright Insurance Holdings, Inc.*	749,620

	Regional Banks 2.3%
30,420	Boston Private Financial Holdings, Inc.	136,282
1,500,000	City Union Bank Ltd. (India)	724,104
220,653	First Bank of Delaware*	275,816
25,000	First of Long Island Corp. (The)	578,500

		1,714,702

	Research & Consulting Services 2.4%
68,000	Duff & Phelps Corp., Class A	1,209,040
36,000	Resources Connection, Inc.*	618,120

		1,827,160

	Residential REITs 0.9%
160,000	Education Realty Trust, Inc.	686,400

	Restaurants 1.9%
1,300,000	Ajisen China Holdings Ltd. (China)	820,656
170,000	Brazil Fast Food Corp.* (Brazil)	593,300

		1,413,956

	Semiconductors 0.8%
250,000	Microtune, Inc.*	585,000

	Specialized Finance 3.5%
860,000	Bolsa Mexicana de Valores S.A., Series A* (Mexico)	785,180
41,900	Goldwater Bank, N.A.* *** +	293,719
84,000	IMAREX ASA* (Norway)	780,148
170	Osaka Securities Exchange Co. Ltd. (Japan)	815,497

		2,674,544

	Specialty Chemicals 0.9%
383,500	Neo Material Technologies, Inc.* (Canada)	679,491

	Specialty Stores 1.6%
45,000	Big 5 Sporting Goods Corp.	497,700
95,000	easyhome Ltd. (Canada)	697,802

		1,195,502

	Steel 2.9%
180,310	Globe Specialty Metals, Inc.* (United Kingdom)	991,705
49,000	Haynes International, Inc.*	1,161,300

		2,153,005

	Systems Software 4.3%
1,669,166	Guestlogix, Inc.* (Canada)	1,421,300
100,000	Opnet Technologies, Inc.	916,000
1,800	Simplex Technology, Inc. (Japan)	892,403

		3,229,703

WASATCH MICRO CAP VALUE FUND (WAMVX) – Schedule of Investments (continued)

June 30, 2009 (Unaudited)

Shares		Value
	Trading Companies & Distributors 0.9%
52,000	Interline Brands, Inc.*	$711,360

	Trucking 2.4%
125,000	Celadon Group, Inc.*	1,048,750
78,000	Vitran Corp., Inc.*	772,200

		1,820,950

	Total Common Stocks (cost $60,096,529)	65,299,687

	PREFERRED STOCKS 0.9%

	Diversified Banks 0.9%
170,000	Banco do Estado do Rio Grande do Sul
	S.A., Series B Pfd (Brazil)	684,209

	Total Preferred Stocks (cost $385,120)	684,209

	WARRANTS 0.0%

	Biotechnology 0.0%
30,399	NeurogesX, Inc., expiring 12/28/12* *** +	—

	Health Care Distributors 0.0%
6,486	Familymeds Group, Inc. expiring 11/30/09* *** +	—

	Health Care Equipment 0.0%
58,140	Cardica, Inc. expiring 6/7/12* *** +	—

	Total Warrants (cost $13,102)	—

Principal Amount		Value
	SHORT-TERM INVESTMENTS 13.3%

	Repurchase Agreement 13.3%
$10,056,000	Repurchase Agreement dated 6/30/09, 0.00% due 7/1/09 with Fixed Income Clearing Corporation collateralized by $9,710,000 of United States Treasury Bonds 11.75% due 11/15/14; value: $10,259,586; repurchase proceeds: $10,056,000 (cost $10,056,000)	$10,056,000

	Total Short-Term Investments (cost $10,056,000)	10,056,000

	Total Investments (cost $70,550,751) 100.7% ^^	76,039,896
	Liabilities less Other Assets (0.7)%	(509,918)

	NET ASSETS 100.0%	$75,529,978

*Non-income producing.

***Security was fair valued under procedures adopted by the Board of Directors (see Note 2).

+Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 6).

^^ The aggregate amount of foreign securities fair valued pursuant to a systematic fair valuation model as a percent of net assets was 18.37%.

ADR American Depositary Receipt.

PIPE Private Investment in a Public Equity.

REIT Real Estate Investment Trust.

See Notes to Schedules of Investments.

WASATCH MICRO CAP VALUE FUND (WAMVX) – Schedule of Investments (continued)

June 30, 2009 (Unaudited)

At June 30, 2009, Wasatch Micro Cap Value Fund’s investments, excluding short-term investments, were in the following countries:

Country	%
Australia	0.7
Brazil	1.9
Canada	6.5
China	13.3
Colombia	1.1
Denmark	1.8
Germany	1.8
Hong Kong	2.5
India	1.1
Japan	2.6
Mexico	1.2
Norway	1.2
Spain	1.3
Sweden	0.1
Switzerland	0.9
United Kingdom	1.5
United States	60.5

TOTAL	100.0%

WASATCH SMALL CAP GROWTH FUND (WAAEX) – Schedule of Investments

June 30, 2009 (Unaudited)

Shares		Value
	COMMON STOCKS 89.3%

	Aerospace & Defense 1.2%
194,850	HEICO Corp.	$7,065,261
24,700	HEICO Corp., Class A	722,722

		7,787,983

	Air Freight & Logistics 0.8%
15,815,692	Aramex PJSC* (United Arab Emirates)	5,176,406

	Alternative Carriers 0.9%
198,699	Neutral Tandem, Inc.*	5,865,595

	Apparel Retail 0.9%
695,984	Zumiez, Inc.*	5,574,832

	Apparel, Accessories & Luxury Goods 2.4%
4,731,640	Ports Design Ltd. (Hong Kong)	10,967,196
342,818	Volcom, Inc.*	4,285,225

		15,252,421

	Application Software 2.3%
62,615	Concur Technologies, Inc.*	1,946,074
76,162	FactSet Research Systems, Inc.	3,798,199
364,580	Ultimate Software Group, Inc.*	8,837,419

		14,581,692

	Asset Management & Custody Banks 1.8%
421,085	Waddell & Reed Financial, Inc., Class A	11,104,011

	Automotive Retail 2.1%
349,275	O’Reilly Automotive, Inc.* +++	13,300,392

	Biotechnology 1.2%
17,896	Myriad Genetics, Inc.*	637,992
4,474	Myriad Pharmaceuticals, Inc.*	20,804
225,795	Orexigen Therapeutics, Inc.*	1,158,328
469,510	Seattle Genetics, Inc.*	4,563,637
205,700	ZymoGenetics, Inc.*	946,220

		7,326,981

	Communications Equipment 1.8%
317,245	F5 Networks, Inc.*	10,973,505

	Computer & Electronics Retail 0.7%
307,198	hhgregg, Inc.*	4,657,122

	Construction & Engineering 1.0%
11,305,282	Midas Holdings Ltd. (Hong Kong)	6,089,105

	Construction & Farm Machinery & Heavy Trucks 1.5%
331,826	Bucyrus International, Inc., Class A	9,476,951

	Data Processing & Outsourced Services 3.5%
483,365	NeuStar, Inc., Class A*	10,711,368
1,119,960	Wirecard AG (Germany)	10,958,368

		21,669,736

	Distributors 0.9%
340,105	LKQ Corp.*	5,594,727

	Diversified Banks 2.7%
901	Bank of N.T. Butterfield & Son
	Ltd. (Bermuda)	4,685
166,191	HDFC Bank Ltd. ADR (India)	17,139,278

		17,143,963

	Diversified Support Services 3.0%
543,576	Copart, Inc.*	18,845,780

	Education Services 1.1%
114,066	Capella Education Co.*	6,838,257

	Environmental & Facilities Services 2.0%
443,140	Tetra Tech, Inc.*	12,695,961

	Footwear 0.3%
18,556,345	China Hongxing Sports Ltd. (China)	2,158,395

	Health Care Distributors 1.6%
295,456	MWI Veterinary Supply, Inc.*	10,299,596

	Health Care Equipment 2.1%
542,252	Abaxis, Inc.*	11,137,856
334,336	DexCom, Inc.*	2,069,540

		13,207,396

	Health Care Services 2.6%
336,985	Bio-Reference Laboratories, Inc.*	10,652,096
139,085	MEDNAX, Inc.*	5,859,651

		16,511,747

	Health Care Technology 1.1%
187,300	Computer Programs & Systems, Inc.	7,175,463

	Integrated Telecommunication Services 0.8%
346,675	Cbeyond, Inc.*	4,974,786

	Internet Software & Services 3.7%
128,655	Bankrate, Inc.*	3,247,252
458,170	DealerTrack Holdings, Inc.*	7,788,890
943,390	LoopNet, Inc.*	7,311,272
115,350	VistaPrint Ltd.*	4,919,678

		23,267,092

WASATCH SMALL CAP GROWTH FUND (WAAEX) – Schedule of Investments (continued)

June 30, 2009 (Unaudited)

Shares		Value
	Investment Banking & Brokerage 0.9%
343,360	optionsXpress Holdings, Inc.	$5,332,381

	IT Consulting & Other Services 2.6%
600,278	Cognizant Technology Solutions Corp., Class A*	16,027,423

	Leisure Facilities 1.2%
377,125	Life Time Fitness, Inc.*	7,546,271

	Life Sciences Tools & Services 2.5%
294,610	ICON plc ADR* (Ireland)	6,357,684
143,429	Kendle International, Inc.*	1,755,571
115,284	Techne Corp.	7,356,272

		15,469,527

	Mortgage REITs 1.6%
665,608	Redwood Trust, Inc. REIT	9,824,374

	Oil & Gas Equipment & Services 3.8%
346,090	Dril-Quip, Inc.*	13,186,029
790,890	Pason Systems, Inc. (Canada)	6,373,921
455,035	TGS-NOPEC Geophysical Co.
	ASA* (Norway)	4,508,781

		24,068,731

	Oil & Gas Exploration & Production 0.7%
413,670	GMX Resources, Inc.*	4,401,449

	Other Diversified Financial Services 0.5%
2,661,038	Count Financial Ltd. (Australia)	3,019,490

	Pharmaceuticals 1.0%
656,923	Alexza Pharmaceuticals, Inc.*	1,556,908
680,112	Dechra Pharmaceuticals
	plc (United Kingdom)	4,725,716

		6,282,624

	Regional Banks 1.0%
164,505	City National Corp.	6,058,719

	Research & Consulting Services 6.6%
306,003	CRA International, Inc.*	8,494,643
1,399	Exponent, Inc.*	34,289
1,093,339	Resources Connection, Inc.* +++	18,772,631
593,964	Stantec, Inc.* (Canada)	14,272,955

		41,574,518

	Restaurants 1.7%
412,216	Peet’s Coffee & Tea, Inc.*	10,387,843

	Semiconductors 7.8%
267,565	Hittite Microwave Corp.*	9,297,884
189,729	Netlogic Microsystems, Inc.*	6,917,519
1,509,480	O2Micro International Ltd. ADR* (Hong Kong)	7,547,400
652,291	Power Integrations, Inc.	15,518,003
258,135	Silicon Laboratories, Inc.*	9,793,642

		49,074,448

	Specialized Finance 3.1%
789,810	MSCI, Inc., Class A*	19,302,956

	Specialty Stores 2.5%
879,730	Hibbett Sports, Inc.*	15,835,140

	Systems Software 2.0%
298,250	ArcSight, Inc.*	5,299,902
527,832	NetSuite, Inc.*	6,233,696
103,810	Sourcefire, Inc.*	1,286,206

		12,819,804

	Trading Companies & Distributors 2.8%
498,585	MSC Industrial Direct Co., Inc, Class A	17,689,796

	Trucking 3.0%
115,170	J.B. Hunt Transport Services, Inc.	3,516,140
933,497	Knight Transportation, Inc.+++	15,449,375

		18,965,515

	Total Common Stocks (cost $519,889,299)	561,230,904

	PREFERRED STOCKS 0.7%

	Biotechnology 0.3%
677,966	Nanosys, Inc., Series D Pfd.* *** +	1,315,254
146,199	Orexigen Therapeutics, Inc.,
	Series C Pfd.* +	750,001

		2,065,255

	Health Care Equipment 0.1%
750,000	Orqis Medical Corp., Series D Pfd.* *** +	75,000
1,620,220	Zonare Medical Systems, Inc., Series E
	Pfd.* *** +	291,639

		366,639

	Health Care Services 0.0%
362,782	TargetRX, Inc., Series D Pfd.* *** +	3,628

	Internet Software & Services 0.0%
404,517	Incipient, Inc., Series D Pfd.* *** +	—

WASATCH SMALL CAP GROWTH FUND (WAAEX) – Schedule of Investments (continued)

June 30, 2009 (Unaudited)

Shares		Value
	Life Sciences Tools & Services 0.3%
178,571	Fluidigm Corp., Series E Pfd.* *** +	$1,932,138

	Total Preferred Stocks (cost $10,829,871)	4,367,660

	LIMITED PARTNERSHIP INTEREST 0.5%

	Other 0.5%
	Montagu Newhall Global Partners II-B, L.P.* *** +	2,770,631
	Montagu Newhall Global Partners III-B, L.P.* *** +	652,704

		3,423,335

	Total Limited Partnership Interest (cost $4,758,853)	3,423,335

	RIGHTS 0.0%

	Life Sciences Tools & Services 0.0%
208,525	Valera Pharmaceuticals, Inc. Ureteral Stent CSR * *** +	—

	Pharmaceuticals 0.0%
208,525	Valera Pharmaceuticals, Inc. VP003 (Octreotide Implant) CSR * *** +	—

	Total Rights (cost $406,537)	—

	WARRANTS 0.0%

	Health Care Equipment 0.0%
243,033	Zonare Medical Systems, Inc. expiring 6/30/11* *** +	—

	Total Warrants (cost $0)	—

Principal Amount		Value
	SHORT-TERM INVESTMENTS 9.1%

	Repurchase Agreements 9.1%
$57,327,000	Repurchase Agreement dated 6/30/09, 0.00% due 7/1/09 with Fixed Income Clearing Corporation collateralized by $41,285,000 of United States Treasury Bonds 8.875% due 8/15/17; value $35,531,760; United States Treasury Bonds 8.75% due 5/15/20; value $21,649,500; United States Treasury Bonds 4.50% due 5/15/38; value $1,295,920 repurchase proceeds: $57,327,000+++ (cost $57,327,000)	$57,327,000
	Total Short-Term Investments (cost $57,327,000)	57,327,000

	Total Investments (cost $593,211,560) 99.6%	626,348,899
	Other Assets less Liabilities 0.4%	2,601,755

	NET ASSETS 100.0%	$628,950,654

*Non-income producing.

***Security was fair valued under procedures adopted by the Board of Directors (see Note 2).

+Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933, or received through a corporate action (see Note 6).

+++All or a portion of this security has been designated as collateral for future commitments (see Note 7).

^^ The aggregate amount of foreign securities fair valued pursuant to a systematic fair valuation model as a percent of net assets was 7.57%.

ADR American Depositary Receipt.

REIT Real Estate Investment Trust.

See Notes to Schedules of Investments.

WASATCH SMALL CAP GROWTH FUND (WAAEX) – Schedule of Investments (continued)

June 30, 2009 (Unaudited)

At June 30, 2009, Wasatch Small Cap Growth Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Australia	0.6
Bermuda	<0.1
Canada	3.6
China	0.6
Germany	1.9
Hong Kong	4.1
India	3.0
Ireland	1.1
Norway	0.8
United Arab Emirates	0.9
United Kingdom	0.8
United States	82.6

Total	100.0%

WASATCH SMALL CAP VALUE FUND (WMCVX) – Schedule of Investments

June 30, 2009 (Unaudited)

Shares		Value
	COMMON STOCKS 92.9%

	Aerospace & Defense 1.9%
126,635	HEICO Corp., Class A	$3,705,340

	Air Freight & Logistics 1.4%
4,320,486	Goodpack Ltd. (Singapore)	2,721,863

	Apparel, Accessories & Luxury Goods 0.9%
137,290	Volcom, Inc.*	1,716,125

	Application Software 0.8%
47,832	Ebix, Inc.*	1,498,098

	Asset Management & Custody Banks 3.9%
230,695	SEI Investments Co.	4,161,738
471,940	Solar Capital, LLC** *** +	3,289,422

		7,451,160

	Automotive Retail 1.1%
11,575	Monro Muffler Brake, Inc.	297,593
47,015	O’Reilly Automotive, Inc.*	1,790,331

		2,087,924

	Coal & Consumable Fuels 1.0%
72,205	Alpha Natural Resources, Inc.*	1,896,825

	Communications Equipment 2.5%
104,085	Plantronics, Inc.	1,968,247
141,395	Polycom, Inc.*	2,866,077

		4,834,324

	Construction & Farm Machinery & Heavy Trucks 1.4%
95,770	Bucyrus International, Inc., Class A	2,735,191

	Consumer Finance 5.5%
340,328	Dollar Financial Corp.*	4,693,123
532,416	United PanAm Financial Corp.*	1,890,077
198,465	World Acceptance Corp.*	3,951,438

		10,534,638

	Data Processing & Outsourced Services 2.6%
230,455	NeuStar, Inc., Class A*	5,106,883

	Distributors 0.9%
100,425	LKQ Corp.*	1,651,991

	Diversified Banks 1.0%
374,062	Bank of N.T. Butterfield & Son Ltd. (Bermuda)	1,945,122

	Diversified Capital Markets 1.1%
269,705	JMP Group, Inc.	2,074,031

	Diversified REITs 0.0%
60,000	Star Asia Financial Ltd.* +	54,000

	Diversified Support Services 2.8%
158,715	Copart, Inc.*	5,502,649

	Education Services 0.6%
179,780	Kroton Educational S.A.** (Brazil)	1,209,005

	Electrical Components & Equipment 1.8%
4,625,118	Wasion Group Holdings Ltd. (Hong Kong)	3,454,709

	Electronic Manufacturing Services 0.1%
22,232	TTM Technologies, Inc.*	176,967

	Footwear 0.7%
11,542,115	China Hongxing Sports Ltd. (China)	1,342,530

	Health Care Equipment 1.2%
134,810	Invacare Corp.	2,379,397

	Health Care Facilities 3.7%
74,389	AmSurg Corp.*	1,594,900
223,747	Emeritus Corp.*	2,955,698
94,795	VCA Antech, Inc.*	2,531,027

		7,081,625

	Health Care Services 4.3%
135,186	CorVel Corp.*	3,078,185
94,550	LHC Group, Inc.*	2,099,956
76,425	MEDNAX, Inc.*	3,219,785

		8,397,926

	Health Care Technology 1.0%
158,295	IMS Health, Inc.	2,010,346

	Home Entertainment Software 0.6%
22,380	Shanda Interactive Entertainment Ltd. ADR* (China)	1,170,250

	Industrial Machinery 1.1%
87,310	IDEX Corp.	2,145,207

	Insurance Brokers 0.9%
88,670	Brown & Brown, Inc.	1,767,193

	Integrated Telecommunication Services 1.0%
135,925	Cbeyond, Inc.*	1,950,524

WASATCH SMALL CAP VALUE FUND (WMCVX) – Schedule of Investments (continued)

June 30, 2009 (Unaudited)

Shares		Value
	Internet Software & Services 1.6%
111,469	DealerTrack Holdings, Inc.*	$1,894,973
32,675	NetEase.com, Inc. ADR* (China)	1,149,507

		3,044,480

	Investment Banking & Brokerage 2.3%
96,975	Investment Technology Group, Inc.*	1,977,320
161,185	optionsXpress Holdings, Inc.	2,503,203

		4,480,523

	IT Consulting & Other Services 1.9%
137,115	Cognizant Technology Solutions Corp., Class A*	3,660,970

	Life Sciences Tools & Services 2.4%
50,710	Covance, Inc.*	2,494,932
95,050	Pharmaceutical Product Development, Inc.	2,207,061

		4,701,993

	Mortgage REITs 4.8%
104,950	Annaly Capital Management, Inc.	1,588,943
553,170	MFA Financial, Inc.	3,827,936
256,380	Redwood Trust, Inc.	3,784,169

		9,201,048

	Office Services & Supplies 1.1%
264,865	American Reprographics Co.*	2,203,677

	Oil & Gas Equipment & Services 1.8%
427,921	TETRA Technologies, Inc.*	3,406,251

	Oil & Gas Exploration & Production 1.1%
95,050	Petrohawk Energy Corp.*	2,119,615

	Packaged Foods & Meats 0.9%
165,720	Zhongpin, Inc.* (China)	1,716,859

	Personal Products 5.1%
122,275	Herbalife Ltd.	3,856,553
211,530	NBTY, Inc.*	5,948,224

		9,804,777

	Property & Casualty Insurance 0.7%
54,715	Tower Group, Inc.	1,355,838

	Regional Banks 4.9%
427,012	Boston Private Financial Holdings, Inc.	1,913,014
88,665	City National Corp.	3,265,532
231,445	Commonwealth Bankshares, Inc.	1,184,998
178,653	Washington Trust Bancorp PIPE+	3,185,383

		9,548,927

	Research & Consulting Services 2.0%
106,205	Corporate Executive Board Co.	2,204,816
93,740	Resources Connection, Inc.*	1,609,516

		3,814,332

	Semiconductors 4.7%
471,366	Pericom Semiconductor Corp.*	3,968,902
69,632	Power Integrations, Inc.	1,656,545
96,555	Standard Microsystems Corp.*	1,974,550
60,457	Supertex, Inc.*	1,518,075

		9,118,072

	Specialized Finance 1.3%
104,315	MSCI, Inc., Class A*	2,549,459

	Steel 1.9%
343,825	Globe Specialty Metals, Inc.* (United Kingdom)	1,891,038
77,025	Haynes International, Inc.*	1,825,492

		3,716,530

	Systems Software 1.7%
113,310	NetSuite, Inc.*	1,338,191
205,535	Opnet Technologies, Inc.	1,882,701

		3,220,892

	Trading Companies & Distributors 2.4%
142,955	Interline Brands, Inc.*	1,955,624
76,750	MSC Industrial Direct Co., Inc., Class A	2,723,090

		4,678,714

	Trucking 4.5%
74,670	J.B. Hunt Transport Services, Inc.	2,279,675
69,271	Old Dominion Freight Line, Inc.*	2,325,428
410,557	Vitran Corp., Inc.*	4,064,514

		8,669,617

	Total Common Stocks (cost $196,957,061)	179,614,417

	RIGHTS 0.1%

	Education Services 0.1%
182,666	Kroton Educacional S.A. Rights Expiring 7/27/09* ** (Brazil)	62,351

	Total Rights (cost $0)	62,351

WASATCH SMALL CAP VALUE FUND (WMCVX) – Schedule of Investments (continued)

June 30, 2009 (Unaudited)

Principal Amount		Value
	SHORT-TERM INVESTMENTS 6.9%

	Short Term Investments 6.9%
$13,422,000	Repurchase Agreement dated 6/30/09, 0.00% due 7/1/09 with Fixed Income Clearing Corporation collateralized by $12,960,000 of United States Treasury Bonds 11.75% due 11/15/14; value: $13,693,536; repurchase proceeds: $13,422,000 (cost $13,422,000)	$13,422,000

	Total Short-Term Investments (cost $13,422,000)	13,422,000

	Total Investments (cost $210,379,061) 99.9%	193,098,768
	Other Assets less Liabilities 0.1%	216,161

	NET ASSETS 100.0%	$193,314,929

*Non-income producing.

**Common units.

***Security was fair valued under procedures adopted by the Board of Directors (see Note 2).

+Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 6).

^^ The aggregate amount of foreign securities fair valued pursuant to a systematic fair valuation model as a percent of net assets was 3.89%.

ADR American Depositary Receipt.

PIPE Private Investment in a Public Equity.

REIT Real Estate Investment Trust.

See Notes to Schedules of Investments.

At June 30, 2009, Wasatch Small Cap Value Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Bermuda	1.1
Brazil	0.7
China	3.0
Hong Kong	1.9
Singapore	1.5
United Kingdom	1.0
United States	90.8

Total	100.0%

WASATCH STRATEGIC INCOME FUND (WASIX) – Schedule of Investments

June 30, 2009 (Unaudited)

Shares		Value
	COMMON STOCKS 79.8%

	Asset Management & Custody Banks 5.0%
29,504	Apollo Investment Corp.	$177,024
30,696	Ares Capital Corp.	247,410
14,115	SEI Investments Co.	254,635
19,600	Solar Capital, LLC** *** +	136,612

		815,681

	Construction & Farm Machinery & Heavy Trucks 1.0%
4,370	Joy Global, Inc.	156,096

	Data Processing & Outsourced Services 5.5%
8,100	Cia Brasileira de Meios de Pagamentos* (Brazil)	69,534
18,660	Paychex, Inc.+++	470,232
23,600	Redecard S.A. (Brazil)	362,504

		902,270

	Diversified Banks 5.8%
74,932	Bank of East Asia Ltd. (Hong Kong)	226,127
47,408	Bank of N.T. Butterfield & Son Ltd. (Bermuda)	246,521
2,485	HDFC Bank Ltd. ADR (India)	256,278
14,695	Itau Unibanco Holding S.A. ADR (Brazil)	232,622

		961,548

	Diversified REITs 0.1%
17,279	Star Asia Financial Ltd.* +	15,551

	Diversified Support Services 2.0%
7,683	McGrath Rentcorp	146,438
7,585	Ritchie Bros. Auctioneers, Inc.	177,868

		324,306

	Fertilizers & Agricultural Chemicals 1.0%
2,250	Monsanto Co.	167,265

	Gold 0.0%
95,680	Redcorp Ventures Ltd.* + (Canada)	823

	Home Improvement Retail 1.8%
12,700	Home Depot, Inc.	300,101

	Hypermarkets & Super Centers 1.8%
6,255	Wal-Mart Stores, Inc.	302,992

	Industrial Conglomerates 1.7%
24,535	General Electric Co.	287,550

	Industrial Machinery 2.2%
50,700	Weg S.A. (Brazil)	356,451

	Leisure Products 1.8%
17,405	Pool Corp.	288,227

	Life Sciences Tools & Services 2.0%
5,600	Eurofins Scientific (France)	329,743

	Mortgage REITs 22.6%
40,780	Annaly Capital Management, Inc.+++	617,409
61,990	Capstead Mortgage Corp.	787,893
30,000	Cypress Sharpridge Investements, Inc.*	357,000
114,700	MFA Mortgage Investments, Inc.	793,724
78,800	Redwood Trust, Inc.+++	1,163,088

		3,719,114

	Multi-Line Insurance 1.0%
6,000	Loews Corp.	164,400

	Oil & Gas Exploration & Production 4.1%
17,405	Chesapeake Energy Corp.	345,141
7,860	Range Resources Corp.	325,483

		670,624

	Personal Products 3.0%
15,650	Herbalife Ltd.	493,601

	Pharmaceuticals 3.2%
4,095	Johnson & Johnson	232,596
5,835	Teva Pharmaceutical Industries Ltd. ADR (Israel)	287,899

		520,495

	Railroads 1.5%
15,520	Kansas City Southern*	250,027

	Semiconductors 6.5%
10,270	Linear Technology Corp.	239,804
12,715	Microchip Technology, Inc.	286,723
26,010	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Taiwan)	244,754
14,675	Xilinx, Inc.	300,251

		1,071,532

	Specialized Finance 1.0%
17,000	Fifth Street Finance Corp.	170,680

	Trading Companies & Distributors 2.9%
5,160	GATX Corp.	132,715
3,800	MSC Industrial Direct Co., Inc, Class A	134,824
2,530	W.W. Grainger, Inc.	207,157

		474,696

WASATCH STRATEGIC INCOME FUND (WASIX) – Schedule of Investments (continued)

June 30, 2009 (Unaudited)

Shares		Value
	Wireless Telecommunication Services 2.3%
9,845	America Movil S.A.B. de C.V., Series L
	ADR (Mexico)	$381,198

	Total Common Stocks (cost $15,164,067)	13,124,971

	EXCHANGE TRADED FUNDS 1.1%

	Asset Management & Custody Banks 1.1%
38,760	Direxionshares Financial Bear 3X Shares ETF*	180,622

	Total Exchange Traded Funds (cost $417,354)	180,622

	LIMITED PARTNERSHIP INTEREST 1.8%

	Oil & Gas Storage & Transportation 1.8%
14,305	Magellan Midstream Holdings L.P.**	300,119

	Total Limited Partnership Interest (cost $221,100)	300,119

	ROYALTY INTEREST 0.0%

	Gold 0.0%
299	Redcorp Ventures Ltd. - NSR Interest *** + (Canada)	—

	Total Royalty Interest (cost $0)	—

Principal Amount		Value
	CORPORATE BONDS 2.7%

	Gold 0.3%
$299,000	Redcorp Ventures Ltd., 13.00%, 7/11/12+ (Canada)	$51,434

	Integrated Telecommunication Services 2.4%
500,000	Broadview Networks Holdings, Inc., 11.375%, 9/1/12	395,000

	Total Corporate Bonds (cost $782,831)	446,434

	WARRANTS 0.0%

	Gold 0.0%
209,599	Redcorp Ventures Ltd. expiring 11/11/21* *** + (Canada)	—

	Total Warrants (cost $0)	—

Number of Contracts		Value
	PUT OPTIONS PURCHASED 0.8%

	Specialized Finance 0.8%
100	S&P 500 Index, expiring 12/19/09, exercise price $700	$135,000

	Total Put Options Purchased (premium $213,100)	135,000

Principal Amount		Value
	SHORT-TERM INVESTMENTS 13.6%

	Repurchase Agreement 13.6%
$2,228,000	Repurchase Agreement dated 6/30/09, 0.00% due 7/1/09 with Fixed Income Clearing Corporation collateralized by $1,605,000 of United States Treasury Bonds 8.875% due 8/15/17; value: $2,277,495; repurchase proceeds: $2,228,000+++ (cost $2,228,000)	$2,228,000

	Total Short-Term Investments (cost $2,228,000)	2,228,000

	Total Investments (cost $19,026,452) 99.8%	16,415,146
	Other Assets less Liabilities 0.2%	36,911

	NET ASSETS 100.0%	$16,452,057

Number of Contracts		Value
	PUT OPTIONS WRITTEN 0.0%

	Trading Companies & Distributors 0.0%
80	GATX Corp., expiring 7/18/09, exercise price $22.50	$400

	Total Put Options Written (premium $9,020)	400

WASATCH STRATEGIC INCOME FUND (WASIX) – Schedule of Investments (continued)

June 30, 2009 (Unaudited)

Shares		Value
	SECURITIES SOLD SHORT 0.5%

	Mortgage REITs 0.0%
6,000	NovaStar Financial, Inc.*	$7,500

	Regional Banks 0.3%
3,310	Heartland Financial USA, Inc.	47,267

	Thrifts & Mortgage Finance 0.2%
8,322	First Federal Bancshares of Arkansas, Inc.	32,705

	Total Securities Sold Short (proceeds $460,105)	87,472

*Non-income producing.

**Common units.

***Security was fair valued under procedures adopted by the Board of Directors (see Note 2).

+Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933, or received through a corporate action (see Note 6).

+++All or a portion of this security has been designated as collateral for short sales and put options written (see Note 2).

^^ The aggregate amount of foreign securities fair valued pursuant to a systematic fair valuation model as a percent of net assets was 3.38%.

ADR American Depositary Receipt.

GDR Global Depositary Receipt.

REIT Real Estate Investment Trust.

See Notes to Schedules of Investments.

At June 30, 2009, Wasatch Strategic Income Fund’s investments, excluding short-term investments, put options written and securities sold short, were in the following countries:

COUNTRY	%
Bermuda	1.8
Brazil	7.2
Canada	0.4
France	2.3
Hong Kong	1.6
India	1.8
Israel	2.0
Mexico	2.7
Taiwan	1.7
United States	78.5

Total	100.0%

WASATCH ULTRA GROWTH FUND (WAMCX) – Schedule of Investments

June 30, 2009 (Unaudited)

Shares		Value
	COMMON STOCKS 89.9%

	Apparel Retail 0.6%
85,205	Zumiez, Inc.*	$682,492

	Apparel, Accessories & Luxury Goods 1.7%
784,000	Ports Design Ltd. (Hong Kong)	1,817,188

	Application Software 2.4%
17,055	Concur Technologies, Inc.*	530,069
20,845	FactSet Research Systems, Inc.	1,039,540
79,426	Interactive Intelligence, Inc.*	973,763

		2,543,372

	Asset Management & Custody Banks 2.2%
55,398	Westwood Holdings Group, Inc.	2,316,190

	Automotive Retail 2.5%
68,065	O’Reilly Automotive, Inc.*	2,591,915

	Biotechnology 0.2%
46,960	Orexigen Therapeutics, Inc.*	240,905

	Communications Equipment 5.1%
74,740	F5 Networks, Inc.*	2,585,257
91,305	Riverbed Technology, Inc.*	2,117,363
26,550	Starent Networks Corp.*	648,085

		5,350,705

	Construction & Engineering 1.9%
1,164,000	Midas Holdings Ltd. (Singapore)	626,939
69,970	MYR Group, Inc.*	1,414,793

		2,041,732

	Construction & Farm Machinery & Heavy Trucks 1.8%
65,497	Bucyrus International, Inc., Class A+++	1,870,594

	Consumer Finance 0.5%
30,320	First Cash Financial Services, Inc.*	533,736

	Data Processing & Outsourced Services 2.5%
52,000	Cia Brasileira de Meios de
	Pagamentos* (Brazil)	446,392
24,915	NeuStar, Inc., Class A*	552,116
167,175	Wirecard AG (Germany)	1,635,742

		2,634,250

	Distributors 1.8%
113,220	LKQ Corp.*	1,862,469

	Diversified Banks 2.4%
45,210	HDFC Bank Ltd. (India)	1,416,558
10,951	HDFC Bank Ltd. ADR (India)	1,129,377

		2,545,935

	Diversified Support Services 1.9%
57,140	Copart, Inc.*	1,981,044

	Education Services 1.5%
26,545	Capella Education Co.*	1,591,373

	Environmental & Facilities Services 2.8%
80,684	Heritage-Crystal Clean, Inc.*	980,311
57,950	Team, Inc.*	908,076
36,600	Tetra Tech, Inc.*	1,048,590

		2,936,977

	Footwear 0.4%
3,375,860	China Hongxing Sports Ltd. (China)	392,666

	General Merchandise Stores 1.5%
37,040	Dollar Tree, Inc.*	1,559,384

	Health Care Equipment 3.4%
69,725	Abaxis, Inc.*	1,432,152
203,255	Cardica, Inc.*	290,655
56,445	DexCom, Inc.*	349,395
35,196	NuVasive, Inc.*	1,569,741

		3,641,943

	Health Care Facilities 3.3%
75,970	Emeritus Corp.*	1,003,564
92,715	VCA Antech, Inc.*	2,475,490

		3,479,054

	Health Care Services 2.2%
55,000	Bio-Reference Laboratories, Inc.*	1,738,550
18,180	Genoptix, Inc.*	581,578

		2,320,128

	Health Care Supplies 2.7%
29,200	ICU Medical, Inc.*	1,201,580
635,000	Shandong Weigao Group Medical Polymer Co. Ltd., Class H (China)	1,627,164

		2,828,744

	Health Care Technology 0.6%
17,135	Computer Programs & Systems, Inc.	656,442
253,064	Transoma Medical, Inc.* *** +	2,531

		658,973

	Industrial Machinery 1.2%
50,125	Duoyuan Global Water, Inc. ADR* (China)	1,217,035

	Integrated Telecommunication Services 1.0%
75,195	Cbeyond, Inc.*	1,078,514

WASATCH ULTRA GROWTH FUND (WAMCX) – Schedule of Investments (continued)

June 30, 2009 (Unaudited)

Shares		Value
	Internet Software & Services 2.7%
27,020	Constant Contact, Inc.*	$536,077
81,600	DealerTrack Holdings, Inc.*	1,387,200
20,710	VistaPrint Ltd.*	883,281

		2,806,558

	IT Consulting & Other Services 3.9%
141,316	Cognizant Technology Solutions Corp., Class A*	3,773,137
138,110	Rolta India Ltd. (India)	361,509

		4,134,646

	Leisure Facilities 1.3%
69,800	Life Time Fitness, Inc.*	1,396,698

	Life Sciences Tools & Services 2.3%
51,328	ICON plc ADR* (Ireland)	1,107,659
28,617	Kendle International, Inc.*	350,272
15,825	Techne Corp.	1,009,793

		2,467,724

	Oil & Gas Equipment & Services 2.2%
31,825	Dril-Quip, Inc.*	1,212,533
143,895	Pason Systems, Inc. (Canada)	1,159,675

		2,372,208

	Oil & Gas Exploration & Production 1.6%
28,955	GMX Resources, Inc.*	308,081
61,820	Petrohawk Energy Corp.*	1,378,586

		1,686,667

	Personal Products 1.1%
38,445	Herbalife Ltd.	1,212,555
50,403	Ophthonix, Inc.* *** +	504

		1,213,059

	Pharmaceuticals 0.1%
57,562	Alexza Pharmaceuticals, Inc.*	136,422

	Publishing 1.1%
28,361	Morningstar, Inc.*	1,169,324

	Research & Consulting Services 3.0%
99,280	Resources Connection, Inc.*	1,704,638
63,000	Stantec, Inc.* (Canada)	1,513,890

		3,218,528

	Restaurants 0.9%
37,580	Peet’s Coffee & Tea, Inc.*	947,016

	Semiconductor Equipment 1.5%
64,282	Tessera Technologies, Inc.*	1,625,692

	Semiconductors 9.1%
31,785	Hittite Microwave Corp.*	1,104,529
48,685	Netlogic Microsystems, Inc.*	1,775,055
493,000	O2Micro International Ltd. ADR* (Hong Kong)	2,465,000
95,810	Power Integrations, Inc.	2,279,320
51,950	Silicon Laboratories, Inc.*	1,970,983

		9,594,887

	Specialized Finance 3.2%
140,750	MSCI, Inc., Class A*	3,439,930

	Specialty Stores 1.2%
73,295	Hibbett Sports, Inc.*	1,319,310

	Systems Software 3.3%
49,095	ArcSight, Inc.*	872,418
118,132	NetSuite, Inc.*	1,395,139
133,500	Opnet Technologies, Inc.	1,222,860

		3,490,417

	Trucking 3.3%
126,975	Knight Transportation, Inc.	2,101,436
39,965	Old Dominion Freight Line, Inc.*	1,341,625

		3,443,061

	Total Common Stocks (cost $83,758,115)	95,179,465

	PREFERRED STOCKS 1.7%

	Biotechnology 0.3%
169,492	Nanosys, Inc., Series D Pfd.* *** +	328,815

	Health Care Equipment 0.2%
1,080,146	Zonare Medical Systems, Inc., Series E Pfd.* *** +	194,426

	Health Care Services 0.0%
108,917	TargetRX, Inc., Series D Pfd.* *** +	1,089

	Health Care Technology 1.2%
253,064	Data Sciences International, Inc. Series B Pfd.* *** +	817,574
243,902	TherOx, Inc., Series I Pfd.* *** +	429,267

		1,246,841

	Internet Software & Services 0.0%
91,388	Xtera Communications, Inc., Series A-1 Pfd.* *** +	30,158

	Total Preferred Stocks (cost $3,304,971)	1,801,329

WASATCH ULTRA GROWTH FUND (WAMCX) – Schedule of Investments (continued)

June 30, 2009 (Unaudited)

Shares		Value
	LIMITED PARTNERSHIP INTEREST 3.0%
	Other 3.0%
	Montagu Newhall Global Partners II-B, L.P.* *** +	$2,493,561
	Montagu Newhall Global Partners III-B, L.P.* *** +	652,704

		3,146,265

	Total Limited Partnership Interest (cost $4,374,467)	3,146,265

	WARRANTS 0.0%
	Gold 0.0%
1,497,500	Redcorp Ventures Ltd. expiring 7/10/09* + (Canada)	6,440

	Health Care Equipment 0.0%
162,021	Zonare Medical Systems, Inc. expiring 6/30/11* *** +	—

	Total Warrants (cost $0)	6,440

Principal Amount		Value
	SHORT-TERM INVESTMENTS 8.6%
	Repurchase Agreement 8.6%
$9,151,000	Repurchase Agreement dated 6/30/09, 0.00% due 7/1/09 with Fixed Income Clearing Corporation collateralized by $8,835,000 of United States Treasury Bonds 11.75% due 11/15/14; value: $9,335,061; repurchase proceeds: $9,151,000 (cost $9,151,000)+++	$9,151,000

	Total Short-Term Investments (cost $9,151,000)	9,151,000

	Total Investments (cost $100,588,553) 103.2%^^	109,284,499
	Liabilities less Other Assets (3.2)%	(3,409,704)

	NET ASSETS 100.0%	$105,874,795

*Non-income producing.

***Security was fair valued under procedures adopted by the Board of Directors (see Note 2).

+Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 6).

+++All or a portion of this security has been designated as collateral for future commitments (see Note 7).

^^ The aggregate amount of foreign securities fair valued pursuant to a systematic fair valuation model as a percent of net assets was 6.10%.

ADR American Depositary Receipt.

See Notes to Schedules of Investments.

At June 30, 2009, Wasatch Ultra Growth Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Brazil	0.4
Canada	2.7
China	3.3
Germany	1.6
Hong Kong	4.3
India	2.9
Ireland	1.1
Singapore	0.6
United States	83.1

Total	100.0%

WASATCH-1ST SOURCE INCOME EQUITY FUND (FMIEX) – Schedule of Investments

June 30, 2009 (Unaudited)

Shares		Value
	COMMON STOCKS 92.1%

	Advertising 1.0%
370,000	Omnicom Group, Inc.	$11,684,600

	Aerospace & Defense 3.3%
360,000	Raytheon Co.	15,994,800
310,000	Rockwell Collins, Inc.	12,936,300
195,000	United Technologies Corp.	10,132,200

		39,063,300

	Agricultural Products 1.4%
620,000	Archer-Daniels-Midland Co.	16,597,400

	Aluminum 0.9%
1,000,000	Alcoa, Inc.	10,330,000

	Asset Management & Custody Banks 1.9%
450,000	Federated Investors, Inc., Class B	10,840,500
410,000	Waddell & Reed Financial, Inc., Class A	10,811,700

		21,652,200

	Auto Parts & Equipment 1.6%
840,000	Johnson Controls, Inc.	18,244,800

	Broadcasting 0.5%
940,000	CBS Corp., Class B	6,504,800

	Coal & Consumable Fuels 0.9%
430,000	Cameco Corp. (Canada)	11,008,000

	Communications Equipment 2.5%
650,000	Harris Corp.	18,434,000
720,000	Nokia Oyj ADR (Finland)	10,497,600

		28,931,600

	Computer Hardware 1.6%
480,000	Hewlett-Packard Co.	18,552,000

	Construction & Engineering 3.0%
440,000	Fluor Corp.	22,567,600
440,000	Shaw Group, Inc. (The)*	12,060,400

		34,628,000

	Data Processing & Outsourced Services 1.7%
440,000	Computer Sciences Corp.*	19,492,000

	Diversified Chemicals 0.8%
370,000	E. I. Du Pont de Nemours and Co.	9,479,400

	Diversified Metals & Mining 1.4%
1,100,000	Anglo American plc ADR (United Kingdom)	16,104,000

	Drug Retail 1.4%
550,000	Walgreen Co.	16,170,000

	Electric Utilities 2.1%
800,000	Duke Energy Corp.	11,672,000
215,000	FPL Group, Inc.	12,224,900

		23,896,900

	Electrical Components & Equipment 1.2%
440,000	Emerson Electric Co.	14,256,000

	Environmental & Facilities Services 2.9%
660,000	Republic Services, Inc.	16,110,600
610,000	Waste Management, Inc.	17,177,600

		33,288,200

	Fertilizers & Agricultural Chemicals 2.0%
150,000	Potash Corp. of Saskatchewan, Inc.	13,957,500
210,000	Syngenta AG ADR (Switzerland)	9,769,200

		23,726,700

	Food Distributors 1.5%
770,000	Sysco Corp.	17,309,600

	Food Retail 1.3%
1,200,000	SUPERVALU, Inc.	15,540,000

	Gold 1.2%
350,000	Newmont Mining Corp.	14,304,500

	Health Care Distributors 1.7%
460,000	McKesson Corp.	20,240,000

	Health Care Equipment 2.5%
140,000	C. R. Bard, Inc.	10,423,000
132,000	Covidien plc	4,942,080
325,000	Zimmer Holdings, Inc.*	13,845,000

		29,210,080

	Home Improvement Retail 1.3%
620,000	Home Depot, Inc.	14,650,600

	Household Products 1.5%
330,000	Kimberly-Clark Corp.	17,301,900

	Hypermarkets & Super Centers 1.3%
310,000	Wal-Mart Stores, Inc.	15,016,400

	Industrial Conglomerates 0.9%
850,000	General Electric Co.	9,962,000

	Industrial Machinery 1.3%
340,000	Parker Hannifin Corp.	14,606,400

WASATCH-1ST SOURCE INCOME EQUITY FUND (FMIEX) – Schedule of Investments (continued)

June 30, 2009 (Unaudited)

Shares		Value
	Integrated Oil & Gas 4.3%
250,000	Chevron Corp.	$16,562,500
390,000	ConocoPhillips	16,403,400
580,000	Marathon Oil Corp.	17,475,400

		50,441,300

	Integrated Telecommunication Services 3.6%
600,000	AT&T, Inc.	14,904,000
880,000	Deutsche Telekom AG ADR (Germany)	10,384,000
530,000	Verizon Communications, Inc.	16,286,900

		41,574,900

	Multi-Line Insurance 1.3%
548,090	Loews Corp.	15,017,666

	Oil & Gas Drilling 1.1%
375,350	ENSCO International, Inc.	13,088,455

	Oil & Gas Equipment & Services 1.6%
355,000	Schlumberger Ltd.	19,209,050

	Oil & Gas Exploration & Production 1.1%
270,000	Anadarko Petroleum Corp.	12,255,300

	Oil & Gas Storage & Transportation 2.8%
900,000	Spectra Energy Corp.	15,228,000
1,130,000	Williams Cos., Inc. (The)	17,639,300

		32,867,300

	Other Diversified Financial Services 2.4%
1,060,000	Bank of America Corp.	13,992,000
420,000	JPMorgan Chase & Co.	14,326,200

		28,318,200

	Packaged Foods & Meats 2.4%
840,000	ConAgra Foods, Inc.	16,010,400
350,000	HJ Heinz Co.	12,495,000

		28,505,400

	Personal Products 1.7%
750,000	Avon Products, Inc.	19,335,000

	Pharmaceuticals 8.3%
385,000	Abbott Laboratories	18,110,400
440,000	Eli Lilly and Co.	15,241,600
280,000	Johnson & Johnson	15,904,000
589,000	Merck & Co., Inc.	16,468,440
450,000	Novartis AG ADR (Switzerland)	18,355,500
830,000	Pfizer, Inc.	12,450,000

		96,529,940

	Property & Casualty Insurance 2.9%
480,000	Allstate Corp. (The)	11,712,000
1,000,000	Old Republic International Corp.	9,850,000
310,000	Travelers Cos., Inc. (The)	12,722,400

		34,284,400

	Railroads 0.5%
140,000	Norfolk Southern Corp.	5,273,800

	Semiconductors 3.1%
1,110,000	Intel Corp.	18,370,500
818,000	Texas Instruments, Inc.	17,423,400

		35,793,900

	Soft Drinks 1.4%
300,000	PepsiCo, Inc.	16,488,000

	Specialized Consumer Services 0.7%
500,000	H&R Block, Inc.	8,615,000

	Specialized Finance 0.4%
156,140	NYSE Euronext	4,254,815

	Steel 1.4%
181,315	Nucor Corp.	8,055,825
225,755	United States Steel Corp.	8,068,484

		16,124,309

	Systems Software 1.6%
800,000	Microsoft Corp.	19,016,000

	Technology Distributors 1.4%
780,000	Avnet, Inc.*	16,403,400

	Wireless Telecommunication Services 1.5%
350,000	China Mobile Ltd. ADR (China)	17,528,000

	Total Common Stocks (cost $1,135,882,377)	1,072,675,515

WASATCH-1ST SOURCE INCOME EQUITY FUND (FMIEX) – Schedule of Investments (continued)

June 30, 2009 (Unaudited)

Principal Amount		Value
	SHORT-TERM INVESTMENTS 7.8%

	Repurchase Agreement 7.8%
$91,580,000	Repurchase Agreement dated 6/30/09, 0.00% due 7/1/09 with Fixed Income Clearing Corporation collateralized by $93,695,000 of United States Cash Management Bills 0.44% due 4/1/10; value: $93,413,915; repurchase proceeds: $91,580,000 (cost $91,580,000)	$91,580,000

	Total Short-Term Investments (cost $91,580,000)	91,580,000

	Total Investments (cost $1,227,462,377) 99.9%	1,164,255,515

	Other Assets less Liabilities 0.1%	731,086

	NET ASSETS 100.0%	$1,164,986,601

	*Non-income producing. ADR American Depositary Receipt. See Notes to Schedules of Investments.

At June 30, 2009, Wasatch-1st Source Income Equity Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Canada	1.0
China	1.6
Finland	1.0
Germany	1.0
Switzerland	2.6
United Kingdom	1.5
United States	91.3

Total	100.0%

WASATCH 1ST SOURCE LONG/SHORT (FMLSX) – Schedule of Investments

June 30, 2009 (Unaudited)

Shares		Value
	COMMON STOCKS 75.4%

	Aerospace & Defense 1.8%
14,000	Alliant Techsystems, Inc.* +++	$1,153,040
20,000	Raytheon Co.	888,600

		2,041,640

	Coal & Consumable Fuels 1.8%
80,000	Alpha Natural Resources, Inc.* +++	2,101,600

	Communications Equipment 0.9%
35,000	Harris Corp.	992,600

	Computer & Electronics Retail 1.0%
50,000	GameStop Corp., Class A*	1,100,500

	Construction & Farm Machinery & Heavy Trucks 1.1%
100,000	Titan Machinery, Inc.*	1,269,000

	Data Processing & Outsourced Services 3.3%
45,000	Computer Sciences Corp.*	1,993,500
80,000	NeuStar, Inc., Class A*	1,772,800

		3,766,300

	Electric Utilities 1.1%
25,000	Exelon Corp.	1,280,250

	Environmental & Facilities Services 6.7%
185,000	Republic Services, Inc.+++	4,515,850
110,000	Waste Management, Inc.	3,097,600

		7,613,450

	Food Distributors 2.0%
100,000	Sysco Corp.+++	2,248,000

	Gas Utilities 2.1%
60,000	Energen Corp.+++	2,394,000

	Gold 1.3%
35,000	Newmont Mining Corp.+++	1,430,450

	Health Care Equipment 2.4%
125,000	Symmetry Medical, Inc.*	1,165,000
80,000	Zoll Medical Corp.*	1,547,200

		2,712,200

	Health Care Technology 2.7%
50,000	Cerner Corp.* +++	3,114,500

	Home Entertainment Software 3.4%
100,000	Activision Blizzard, Inc.*	1,263,000
120,000	Electronic Arts, Inc.* +++	2,606,400

		3,869,400

	Hypermarkets & Super Centers 5.3%
125,000	Wal-Mart Stores, Inc.	6,055,000

	Integrated Oil & Gas 2.2%
25,000	Hess Corp.	1,343,750
40,000	Marathon Oil Corp.+++	1,205,200

		2,548,950

	Integrated Telecommunication Services 1.5%
55,000	Verizon Communications, Inc.	1,690,150

	Internet Software & Services 3.9%
100,000	Akamai Technologies, Inc.*	1,918,000
150,000	eBay, Inc.*	2,569,500

		4,487,500

	Leisure Products 0.8%
40,000	Hasbro, Inc.	969,600

	Multi-Line Insurance 4.8%
200,000	Loews Corp.+++	5,480,000

	Oil & Gas Drilling 5.2%
50,000	ENSCO International, Inc.+++	1,743,500
90,000	Noble Corp.	2,722,500
20,000	Transocean Ltd.* +++	1,485,800

		5,951,800

	Oil & Gas Equipment & Services 1.0%
797,600	Boots & Coots, Inc.	1,108,664

	Oil & Gas Exploration & Production 2.8%
70,010	Enerplus Resources Fund** +++ (Canada)	1,504,515
75,000	Penn West Energy Trust** (Canada)	954,750
20,000	XTO Energy, Inc.+++	762,800

		3,222,065

	Oil & Gas Storage & Transportation 1.0%
70,000	Spectra Energy Corp.	1,184,400

	Personal Products 1.4%
60,000	Avon Products, Inc.+++	1,546,800

	Pharmaceuticals 2.5%
20,000	Johnson & Johnson	1,136,000
115,000	Pfizer, Inc.+++	1,725,000

		2,861,000

	Property & Casualty Insurance 4.2%
250,000	CNA Financial Corp.	3,867,500
100,000	Old Republic International Corp.+++	985,000

		4,852,500

	Semiconductors 1.4%
100,000	Intel Corp.	1,655,000

WASATCH 1ST SOURCE LONG/SHORT (FMLSX) – Schedule of Investments (continued)

June 30, 2009 (Unaudited)

Shares		Value
	Steel 2.6%
40,000	Nucor Corp.+++	$1,777,200
80,000	Steel Dynamics, Inc.	1,178,400

		2,955,600

	Systems Software 2.3%
125,000	Oracle Corp.+++	2,677,500

	Wireless Telecommunication Services 0.9%
20,000	China Mobile Ltd. ADR (China)	1,001,600

	Total Common Stocks (cost $82,072,563)	86,182,019

	PREFERRED STOCKS 4.9%

	Cable & Satellite 1.0%
50,000	Comcast Corp., Pfd., 7.00%, Series B*	1,142,500

	Multi-Line Insurance 1.1%
55,000	Allianz SE, Pfd., 8.375%, 6/15/13*	1,234,750

	Retail REITs 1.0%
22,000	Simon Property Group, Inc., Pfd,
	8.375%, Series J*	1,138,500

	Specialized REITs 1.8%
50,000	Public Storage, Pfd., 6.625%, Series M*	998,500
50,000	Public Storage, Pfd., 7.25%, Series K	1,105,000

		2,103,500

	Total Preferred Stocks (cost $5,070,944)	5,619,250

	LIMITED PARTNERSHIP INTEREST 2.9%

	Asset Management & Custody Banks 1.1%
60,000	AllianceBernstein Holding, L.P.	1,205,400

	Oil & Gas Storage & Transportation 1.8%
50,000	Plains All American Pipeline L.P.**	2,127,500

	Total Limited Partnership Interest (cost $3,330,588)	3,332,900

Principal Amount		Value
	SHORT-TERM INVESTMENTS 14.8%

	Repurchase Agreement 14.8%
$16,963,000	Repurchase Agreement dated 6/30/09, 0.00% due 7/1/09 with Fixed Income Clearing Corporation collateralized by $16,380,000 of United States Treasury Bonds 11.75% due 11/15/14; value: $17,307,108; repurchase proceeds: $16,963,000 (cost $16,963,000)	$16,963,000

	Total Short-Term Investments (cost $16,963,000)	16,963,000

	Total Investments (cost $107,437,095) 98.0%	112,097,169
	Other Assets less Liabilities 2%	2,299,740

	NET ASSETS 100.0%	$114,396,909

Shares		Value
	SECURITIES SOLD SHORT 16.3%

	Advertising 1.1%
80,000	Lamar Advertising Co., Class A*	$1,221,600

	Department Stores 0.9%
50,000	Nordstrom, Inc.	994,500

	Health Care Services 1.0%
25,000	Medco Health Solutions, Inc.*	1,140,250

	Homefurnishing Retail 1.9%
70,000	Bed Bath & Beyond, Inc.*	2,152,500

	Industrial Conglomerates 1.0%
20,000	3M Co.	1,202,000

	Integrated Oil & Gas 1.9%
32,000	Exxon Mobil Corp.	2,237,120

	Metal & Glass Containers 1.1%
60,000	Pactiv Corp.*	1,302,000

	Motorcycle Manufacturers 0.6%
40,000	Harley-Davidson, Inc.	648,400

	Residential REITs 1.7%
35,000	AvalonBay Communities, Inc.	1,957,900

WASATCH 1ST SOURCE LONG/SHORT (FMLSX) – Schedule of Investments (continued)

June 30, 2009 (Unaudited)

Shares		Value
	Retail REITs 3.3%
20,000	Federal Realty Investment Trust	$1,030,400
20,863	Simon Property Group, Inc.	1,072,968
50,000	Tanger Factory Outlet Centers, Inc.	1,621,500

		3,724,868

	Specialized REITs 1.8%
50,000	Plum Creek Timber Co., Inc.	1,489,000
16,000	Rayonier, Inc.	581,600

		2,070,600

	Total Securities Sold Short (proceeds $17,891,227)	18,651,738

*Non-income producing.

**Common units.

+++All or a portion of this security has been designated as collateral for securities sold short (see Note 2).

ADR American Depositary Receipt.

REIT Real Estate Investment Trust.

See Notes to Schedules of Investments.

At June 30, 2009, Wasatch 1st Source Long/Short Fund’s investments, excluding short-term investments and securities sold short, were in the following countries:

COUNTRY	%
Canada	2.6
China	1.0
United States	96.4

Total	100.0%

WASATCH-HOISINGTON U.S. TREASURY FUND (WHOSX) – Schedule of Investments

June 30, 2009 (Unaudited)

Principal Amount		Value
	U.S. GOVERNMENT OBLIGATIONS 98.4%
$1,400,000	U.S. Treasury Bond, 4.375%, 2/15/38	$1,413,781
16,300,000	U.S. Treasury Bond, 4.50%, 2/15/36	16,791,543
10,000,000	U.S. Treasury Bond, 4.50%, 5/15/38	10,323,440
23,800,000	U.S. Treasury Bond, 4.75%, 2/15/37	25,503,176
7,520,000	U.S. Treasury Bond, 5.25%, 2/15/29	8,457,654
3,000,000	U.S. Treasury Bond, 5.375%, 2/15/31	3,443,436
90,000,000	U.S. Treasury Strip, principal only, 11/15/27	39,386,340
71,837,000	U.S. Treasury Strip, principal only, 2/15/37	21,618,483
18,101,000	U.S. Treasury Strip, principal only, 5/15/39	4,945,465

	Total U.S. Government Obligations (cost $129,647,269)	131,883,318

	SHORT-TERM INVESTMENTS 0.7%

	Repurchase Agreement 0.7%
899,000	Repurchase Agreement dated 6/30/09, 0.00% due 7/1/09 with Fixed Income Clearing Corporation collateralized by $650,000 of United States Treasury Bonds 8.875% due 8/15/17; value: $922,350; repurchase proceeds: $899,000 (cost $899,000)	899,000

	Total Short-Term Investments (cost $899,000)	899,000

	Total Investments (cost $130,546,269) 99.1%	132,782,318

	Other Assets less Liabilities 0.9%	1,255,962

	NET ASSETS 100.0%	$134,038,280

	See Notes to Schedules of Investments.

WASATCH-1ST SOURCE INCOME FUND (FMEQX) – Schedule of Investments

June 30, 2009 (Unaudited)

Principal Amount		Value
	ASSET BACKED SECURITIES 2.7%
$600,000	Capital One Multi-Asset Execution Trust, 4.70%, 6/15/15, Series 2005-A7, Class A7	$619,540
1,500,000	Citibank Credit Card Issuance Trust, 5.45%, 5/10/13, Series 2006-A4, Class A4	1,580,838
650,000	MBNA Credit Card Master Note Trust, 4.10%, 10/15/12, Series 2005-A3, Class A3	663,228

	Total Asset Backed Securities (cost $2,746,882)	2,863,606

	COLLATERALIZED MORTGAGE OBLIGATIONS 32.7%
419,346	ABN Amro Mortgage Corp., 5.50%, 2/25/18, Series 2003-13, Class A2	408,007
250,000	Bank of America Commercial Mortgage, Inc., 5.141724%, 11/10/42, Series 2005-1, Class A4 ^^^	235,789
52,805	Bank of America Mortgage Securities, Inc., 5.390751%, 2/25/33, Series 2003-A, Class 3A1*** ^^^	52,277
390,000	Bear Stearns Commercial Mortgage Securities, 4.735%, 9/11/42, Series 2005-PWR9, Class A2	374,659
121,928	Chase Manhattan Bank-First Union National, 7.439%, 08/15/31, Series 1999-1, Class A2 ^^^	121,703
568,709	Citicorp Mortgage Securities, Inc., 5.50%, 2/25/26, Series 2006-1, Class 5A1	518,478
512,974	Countrywide Home Loans, 4.50%, 8/25/19, Series 2004-J7, Class 2A1	460,164
228,897	Credit Suisse First Boston Mortgage Securities Corp., 4.302%, 7/15/36, Series 2004-C3, Class A3	228,437
1,016,502	Federal Home Loan Bank, 4.75%, 10/25/10, Class H***	1,047,912
167,470	Federal Home Loan Mortgage Corp., 3.837%, 5/1/31, Series 847292 ^^^	170,871
546,945	Federal Home Loan Mortgage Corp., 4.00%, 7/1/10, Series M80828	555,857
424,523	Federal Home Loan Mortgage Corp., 4.00%, 12/15/11, Series 2892, Class UJ	429,882
266,201	Federal Home Loan Mortgage Corp., 4.00%, 12/15/13, Series 2584, Class LE	272,896
1,148,774	Federal Home Loan Mortgage Corp., 4.00%, 12/15/16, Series 2672, Class NF	1,183,006
393,981	Federal Home Loan Mortgage Corp., 4.50%, 3/1/10, Series M80807	399,847
572,110	Federal Home Loan Mortgage Corp., 4.50%, 12/15/13, Series 2717, Class HP	594,201
550,034	Federal Home Loan Mortgage Corp., 4.50%, 12/15/13, Series 2723, Class AT	564,144
231,356	Federal Home Loan Mortgage Corp., 4.50%, 6/15/15, Series 2622, Class PC	235,372
543,373	Federal Home Loan Mortgage Corp., 4.50%, 7/15/15, Series 2864, Class CV	558,247
975,764	Federal Home Loan Mortgage Corp., 4.50%, 12/01/18, Pool G11657	1,012,010
134,272	Federal Home Loan Mortgage Corp., 4.549%, 12/1/32, Series 847527 ^^^	136,708
62,083	Federal Home Loan Mortgage Corp., 4.856%, 8/1/33, Series 847281 ^^^	63,653
249,968	Federal Home Loan Mortgage Corp., 5.00%, 12/1/09, Series M80784	253,265
356,079	Federal Home Loan Mortgage Corp., 5.00%, 8/1/12, Series M80984	367,898
360,153	Federal Home Loan Mortgage Corp., 5.00%, 2/15/16, Series 2541, Class JB	366,332
409,353	Federal Home Loan Mortgage Corp., 5.00%, 5/15/16, Series R007, Class AL	417,999
503,421	Federal Home Loan Mortgage Corp., 5.00%, 2/15/23, Series 2960, Class KP	521,209
334,580	Federal Home Loan Mortgage Corp., 5.125%, 12/15/13, Series 3137, Class PJ	337,060
455,442	Federal Home Loan Mortgage Corp., 5.125%, 6/15/18, Series R016, Class AM	470,369
505,418	Federal Home Loan Mortgage Corp., 5.50%, 10/15/14, Series R014, Class AL	515,938
614,385	Federal Home Loan Mortgage Corp., 5.50%, 5/15/15, Series 2808, Class VA	658,886
2,436,611	Federal Home Loan Mortgage Corp., 5.50%, 12/15/19, Series R010, Class AB	2,507,553
298,553	Federal Home Loan Mortgage Corp., 5.50%, 10/1/25, Series C90925	310,171
287,076	Federal Home Loan Mortgage Corp., 5.50%, 1/15/26, Series 2702, Class DE	287,900
677,588	Federal Home Loan Mortgage Corp., 5.50%, 8/1/29, Series C46102	704,050
241,916	Federal Home Loan Mortgage Corp., 5.782%, 11/1/35, Series 1M0010 ^^^	249,803
654,965	Federal Home Loan Mortgage Corp., 5.875%, 5/15/16, Series R007, Class AC	672,098
849,451	Federal Home Loan Mortgage Corp., 6.00%, 2/15/27, Series 3164, Class NA	875,322
302,095	Federal National Mortgage Assoc., 4.00%, 10/1/10, Series 254955	305,242
823,209	Federal National Mortgage Assoc., 4.00%, 10/25/32, Series 2003-28, Class GA	826,958
445,682	Federal National Mortgage Assoc., 4.25%, 9/25/22, Series 2003-17, Class ED	458,788
898,749	Federal National Mortgage Assoc., 4.50%, 5/01/19, Series 725445	931,010

WASATCH-1ST SOURCE INCOME FUND (FMEQX) – Schedule of Investments (continued)

June 30, 2009 (Unaudited)

Principal Amount		Value
$1,301,800	Federal National Mortgage Assoc., 5.00%, 7/25/23, Series 2005-4, Class VG	$1,357,756
18,302	Federal National Mortgage Assoc., 5.35%, 10/1/32, Series 659657 ^^^	18,741
250,000	Federal National Mortgage Assoc., 5.50%, 5/25/23, Series 2003-42, Class EK	259,695
708,553	Federal National Mortgage Assoc., 7.28%, 1/1/10, Series 382184	711,532
379,649	Federal National Mortgage Assoc., 4.013%, 1/1/35, Series 825245 ^^^	385,147
967,803	Federal National Mortgage Assoc., 4.50%, 1/1/13	990,995
635,834	Federal National Mortgage Assoc., 4.50%, 6/25/29	644,258
325,606	Federal National Mortgage Assoc., 4.598%, 11/1/34, Series 782320 ^^^	337,498
251,102	Federal National Mortgage Assoc., 5.50%, 11/25/26, Series 2007-63, Class PA	256,742
338,670	First Horizon Mortgage, Inc., 5.75%, 2/25/33, Series 2002-9, Class 1A3	323,993
998,651	Government National Mortgage Assoc., 3.387%, 6/16/30, Series 2006-19, Class A	1,010,576
644,380	Government National Mortgage Assoc., 4.50%, 1/20/31, Series 2005-38, Class A	655,945
650,000	Government National Mortgage Assoc., 4.658%, 12/16/30, Series 2005-12, Class C	668,699
465,026	Government National Mortgage Assoc., 5.00%, 11/20/28, Series 2004-1, Class TB	473,634
741,113	Government National Mortgage Assoc., 5.00%, 12/20/29, Series 2004-101, Class MA	759,956
900,000	Government National Mortgage Assoc., 5.00%, 5/20/31, Series 2004-19, Class PD	934,269
1,783,877	Government National Mortgage Assoc., 5.00%, 9/16/31, Class A,	1,863,097
967,844	Government National Mortgage Assoc., 5.00%, 4/20/33, Series 2009-8, Class LA	1,006,283
500,000	Government National Mortgage Assoc., 5.00%, 7/20/34, Series 2004-105, Class MC	522,372
111,790	Impac CMB Trust, 0.74375%, 5/25/35, Series 2005-4, Class 1M1 ^^^	16,907
260,254	LB-UBS Commercial Mortgage Trust, 4.187%, 8/15/29, Series 2004-C6, Class A2	259,926

	Total Collateralized Mortgage Obligations (cost $34,674,021)	35,119,992

	CORPORATE BONDS 25.3%

	Aerospace & Defense 0.3%
250,000	Martin Marietta Corp., 7.375%, 4/15/13	267,807

	Air Freight & Logistics 0.5%
500,000	United Parcel Service, Inc., 3.875%, 4/1/14	515,590

	Automotive Retail 0.3%
300,000	AutoZone, Inc., 5.50%, 11/15/15	296,925

	Biotechnology 0.6%
300,000	Amgen, Inc., 4.00%, 11/18/09	304,071
300,000	Amgen, Inc., 4.85%, 11/18/14	316,890

		620,961

	Cable & Satellite 0.5%
550,000	Comcast Corp., 5.30%, 1/15/14	568,781

	Computer Hardware 0.3%
300,000	Hewlett-Packard Co., 6.50%, 7/1/12	330,034

	Construction & Farm Machinery & Heavy Trucks 0.2%
250,000	John Deere Capital Corp., 4.90%, 9/9/13, MTN	258,932

	Consumer Finance 0.5%
100,000	American Express Co., 4.875%, 7/15/13	97,677
400,000	American Express Credit Corp., 5.875%, 5/2/13 MTN	397,188

		494,865

	Distillers & Vintners 0.5%
504,000	Diageo Capital plc, 7.375%, 1/15/14 (United Kingdom)	570,253

	Diversified Banks 3.0%
500,000	HSBC Capital Funding L.P., 4.61%, 6/27/13 (Jersey, C.I.) ^^^	351,595
325,000	HSBC Finance Corp., 6.375%, 10/15/11	332,328
700,000	Royal Bank of Canada, 5.65%, 7/20/11 (Canada)	746,280
500,000	SouthTrust Corp., 5.80%, 6/15/14	496,431
650,000	U.S. Bancorp, 4.2%, 5/15/14	657,346
700,000	Wells Fargo & Co., 1.18938%, 1/24/12 ^^^	660,198

		3,244,178

	Diversified Metals & Mining 0.4%
450,000	Rio Tinto Alcan, Inc., 4.50%, 5/15/13 (Canada)	438,614

	Drug Retail 1.4%
500,000	CVS Caremark Corp., 4.0%, 9/15/09	502,911
550,000	CVS Caremark Corp., 5.75%, 8/15/11	581,615
400,000	Walgreen Co., 4.875%, 8/1/13	424,424

		1,508,950

WASATCH-1ST SOURCE INCOME FUND (FMEQX) – Schedule of Investments (continued)

June 30, 2009 (Unaudited)

Principal Amount		Value
	Electric Utilities 0.6%
$350,000	Energy East Corp., 6.75%, 6/15/12	$375,225
300,000	Florida Power & Light Co., 4.85%, 2/1/13	311,857
10,000	Progressive Energy, Inc., 7.10%, 3/1/11	10,636

		697,718

	Footwear 0.6%
600,000	Nike Inc., 5.15%, 10/15/15 MTN	600,191

	Health Care Distributors 0.4%
400,000	Cardinal Health, Inc., 6.75%, 2/15/11	421,083

	Health Care Equipment 0.2%
250,000	Baxter International, Inc., 4.625%, 3/15/15	256,387

	Household Appliances 0.3%
350,000	Whirlpool Corp., 8.00%, 5/1/12	362,241

	Independent Power Producers & Energy Traders 0.2%
250,000	Constellation Energy Grp, 7.00%, 4/1/12	258,275

	Industrial Conglomerates 1.6%
500,000	3M Co., 4.375%, 8/15/13 MTN	531,649
1,000,000	General Electric Capital Corp., 5.40%, 2/15/17 MTN	968,215
240,000	Tyco International Finance Ltd. S.A., 6.00%, 11/15/13	244,036

		1,743,900

	Industrial Machinery 0.6%
600,000	Parker Hannifin Corp., 4.875%, 2/15/13	614,468

	Integrated Oil & Gas 1.4%
360,000	BP Capital Markets plc, 5.25%, 11/7/13 (United Kingdom)	386,392
500,000	ConocoPhillips, 4.6%, 1/15/15	513,823
550,000	Marathon Oil Canada Corp., 8.375%, 5/1/12 (Canada)	605,742

		1,505,957

	Integrated Telecommunication Services 1.0%
500,000	AT&T Corp., 7.30%, 11/15/11	548,322
191,619	Ameritech Capital Funding, 9.10%, 6/1/16	194,278
300,000	Verizon Communications, 4.375%, 6/1/13	306,105

		1,048,705

	Investment Banking & Brokerage 1.1%
600,000	Georgia Power Co., 5.125%, 11/15/12, Series K	637,027
100,000	Goldman Sachs Group, Inc. (The), 0.85625%, 3/2/10 MTN ^^^	97,204
500,000	Goldman Sachs Group, Inc. (The), 5.35%, 1/15/16	476,708

		1,210,939

	Life & Health Insurance 1.0%
500,000	Principal Life Income Funding Trusts, 5.30%, 4/24/13, MTN	498,852
600,000	Prudential Financial, Inc., 6.20%, 1/15/15	586,554

		1,085,406

	Movies & Entertainment 0.2%
250,000	Walt Disney Co. (The), 4.50%, 12/15/13	260,615

	Oil & Gas Exploration & Production 0.3%
300,000	Apache Corp., 6.25%, 4/15/12	324,214

	Other Diversified Financial Services 0.8%
600,000	JPMorgan Chase & Co., 4.85%, 6/16/11	607,577
260,000	Source One Mortgage Services, Series B, 9.00%, 6/1/12	256,475

		864,052

	Personal Products 0.6%
655,000	Avon Products, Inc., 5.625%, 3/1/14	692,337

	Pharmaceuticals 1.0%
350,000	Abbott Laboratories, 5.60%, 5/15/11	373,938
600,000	AstraZeneca plc, 5.40%, 9/15/12 (United Kingdom)	650,882

		1,024,820

	Property & Casualty Insurance 1.4%
435,000	Allstate Corp. (The), 7.50%, 6/15/13	473,043
650,000	Berkshire Hathaway Finance Corp., 4.625%, 10/15/13	678,851
325,000	Progressive Corp. (The), 6.375%, 1/15/12	328,889

		1,480,783

WASATCH-1ST SOURCE INCOME FUND (FMEQX) – Schedule of Investments (continued)

June 30, 2009 (Unaudited)

Principal Amount		Value
	Railroads 0.8%
$300,000	Burlington Northern Santa Fe, 4.30%, 7/1/13	$299,889
500,000	Union Pacific Corp., 6.125%, 1/15/12	522,587

		822,476

	Regional Banks 1.0%
800,000	BB&T Corp., 4.75%, 10/1/12	782,354
250,000	Old National Bancorp, 5.00%, 5/20/10 MTN	250,489

		1,032,843

	Residential REITs 0.2%
192,000	Equity Residential Operating L.P., 6.625%, 3/15/12	197,394

	Soft Drinks 0.6%
600,000	Bottling Group, LLC, 4.625%, 11/15/12	638,388

	Special Purpose Entity 0.3%
266,000	Targeted Return Index Fund, 6.814%, 1/15/12, Series 2002-10***^^^	292,214

	Systems Software 0.6%
650,000	Oracle Corp., 4.95%, 4/15/13	680,651

	Total Corporate Bonds (cost $26,711,686)	27,231,947

	MUNICIPAL BONDS 2.1%
550,000	Access Group, Inc., DE, 0.493%, 9/1/37, Series 2002-1, Class A4*** ^^^	523,050
650,000	Arizona State Transportation Board Highway Revenue, 5.00%, 7/1/23	685,627
500,000	Iowa Student Loan Liquidity Corp., 12/1/37, 0.06%*** ^^^	475,500
600,000	Kentucky Higher Education Student Loan Corp., 6/1/36, 0.855%, Series A-2*** ^^^	570,600

	Total Municipal Bonds (cost $2,308,251)	2,254,777

Shares		Value
	MUTUAL FUNDS 0.6%
42,765	Eaton Vance Short Duration Diversified Income Fund	$615,388

	Total Mutual Funds (cost $633,077)	615,388

	EXCHANGE TRADED FUNDS 1.8%
19,100	iShares Investment Grade Corporate Bond Fund	1,915,348

	Total Exchange Traded Funds (Cost $1,745,521)	1,915,348

Principal Amount		Value
	U.S. GOVERNMENT AGENCY

	SECURITIES 18.0%
$1,000,000	Federal Farm Credit Bank, 2.25%, 4/24/12	$1,011,272
1,000,000	Federal Farm Credit Bank, 3.85%, 2/11/15	1,031,487
$650,000	Federal Farm Credit Bank, 4.875%, 4/1/14	709,757
500,000	Federal Farm Credit Bank, 4.875%, 1/17/17	532,131
650,000	Federal Farm Credit Bank, 5.20%, 12/27/12	690,364
700,000	Federal Farm Credit Bank, 5.95%, 7/9/14	700,815
500,000	Federal Home Loan Bank, 3.375%, 8/27/10, Series 1	502,361
1,000,000	Federal Home Loan Bank, 4.875%, 11/15/11, Series RY11	1,077,050
400,000	Federal Home Loan Bank, 5.00%, 12/16/11, Series WE11	432,693
1,550,000	Federal Home Loan Bank, 5.00%, 9/14/12	1,684,782
1,000,000	Federal Home Loan Bank, 5.25%, 6/10/11	1,072,606
500,000	Federal Home Loan Bank, 5.375%, 11/20/13	509,341
1,400,000	Federal Home Loan Mortgage Corp., 5.50%, 3/28/16	1,480,975
700,000	Federal Home Loan Mortgage Corp., 5.55%, 10/4/16	747,867
1,000,000	Federal National Mortgage Assoc., 1.45%, 5/12/11	1,001,047
1,000,000	Federal National Mortgage Assoc., 2.00%, 05/14/12	1,000,072
1,250,000	Federal National Mortgage Assoc., 4.375%, 9/15/12	1,339,302
350,000	Federal National Mortgage Assoc., 4.625%, 10/15/14	377,526

WASATCH-1ST SOURCE INCOME FUND (FMEQX) – Schedule of Investments (continued)

June 30, 2009 (Unaudited)

Principal Amount		Value
$700,000	Federal National Mortgage Assoc., 5.00%, 4/26/17	$711,570
600,000	Federal National Mortgage Assoc., 5.24%, 8/7/18	632,644
800,000	Tennessee Valley Authority, 6.00%, 3/15/13, Series C	893,565
1,000,000	Tennessee Valley Authority, 6.25%, 12/15/17, Series E	1,145,863

	Total U.S. Government Agency Securities (cost $18,574,399)	19,285,090

	U.S. TREASURY NOTES 8.5%
3,200,000	U.S. Treasury Note, 3.75%, 11/15/18	3,255,264
5,500,000	U.S. Treasury Note, 4.25%, 8/15/15	5,895,741

	Total U.S. Treasury Notes (cost $9,057,662)	9,151,005

	U.S. TREASURY INFLATION PROTECTED BONDS 4.5%
4,885,344	U.S. Treasury Note, 1.625%, 1/15/18	4,838,015

	Total U.S. Treasury Inflation Protected Bonds (cost $4,886,364)	4,838,015

Shares		Value
	PREFERRED STOCKS 0.5%

	Diversified Banks 0.3%
19,700	CABCO TST For GS CAP 1, 3.25%, 2/15/34, Series GS Pfd.* ** ^^^	$273,633

	Other Diversified Financial Services 0.2%
5,000	Bank of America Corp., Pfd, Series H, 8.20%, 5/1/13* **	98,750
8,000	ING Group N.V., Pfd. 7.375%* ** (Netherlands)	141,600

		240,350

	Total Preferred Stocks (cost $795,585)	513,983

Principal Amount		Value
	SHORT-TERM INVESTMENTS 2.9%

	Repurchase Agreement 2.9%
$3,107,000	Repurchase Agreement dated 6/30/09, 0.00% due 7/1/09 with Fixed Income Clearing Corporation collateralized by $2,235,000 of United States Treasury Bonds 8.875% due 8/15/17; value: $3,171,465; repurchase proceeds: $3,107,000 (cost $3,107,000)	$3,107,000
	Total Short-Term Investments (cost $3,107,000)	3,107,000

	Total Investments (cost $105,240,448) 99.5%	106,896,151

	Other Assets less Liabilities 0.5%	530,661

	NET ASSETS 100.0%	$107,426,812

*Non-income producing.

** Common units.

*** Security was fair valued under procedures adopted by the Board of Directors (see Note 2).

^^^ Variable Rate Securities

MTN Medium Term Note.

REIT Real Estate Investment Trust.

See Notes to Schedules of Investments.

At June 30, 2009, Wasatch - 1st Source Income Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Canada	1.7
Jersey, C.I.	0.3
Netherlands	0.1
United Kingdom	1.6
United States	96.3

Total	100.0%

WASATCH FUNDS – Notes to Schedules of Investments	JUNE 30, 2009 (UNAUDITED)

1. ORGANIZATION

Wasatch Funds, Inc. is a Minnesota corporation registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and consists of 18 series or “funds” (each a “Fund” and collectively the “Funds”). The Core Growth Fund, Global Science & Technology Fund, Heritage Growth Fund, International Growth Fund, Micro Cap Fund, Micro Cap Value Fund, Small Cap Growth Fund, Small Cap Value Fund, Ultra Growth Fund, Wasatch-1st Source Income Equity Fund, Wasatch-Hoisington U.S. Treasury Fund (“U.S. Treasury Fund”), and Wasatch-1st Source Income Fund are each diversified funds. The Emerging Markets Small Cap Fund, Global Opportunities Fund, Heritage Value Fund, International Opportunities Fund, Strategic Income Fund, and Wasatch-1st Source Long/Short Fund are each non-diversified funds. Each Fund maintains its own investment objective. The Funds have entered into an investment advisory agreement with Wasatch Advisors, Inc. (the “Advisor”) as investment advisor.

The Core Growth Fund, Emerging Markets Small Cap Fund, Global Opportunities Fund, Global Science & Technology Fund, Heritage Growth Fund, Heritage Value Fund, International Growth Fund, Micro Cap Fund, Micro Cap Value Fund, Small Cap Growth Fund, Small Cap Value Fund, Strategic Income Fund, Ultra Growth Fund, Wasatch-1st Source Income Equity Fund, and Wasatch-1st Source Long/Short Fund are referred to herein as the “Equity Funds.”

1st Source Corporation Investment Advisors, Inc. (“1st Source”) signed an asset purchase agreement with Wasatch Advisors, Inc. (“Wasatch”) relating to the acquisition by Wasatch of the assets related to 1st Source’s mutual fund advisory business. At a Special Meeting of the Shareholders of the 1st Source Monogram Income Fund, a series of The Coventry Group, held on December 11, 2008, the shareholders of 1st Source Monogram Income Fund approved the acquisition of all of the assets of the 1st Source Monogram Income Fund by the Wasatch-1st Source Income Fund in exchange for shares of the Wasatch-1st Source Income Fund and the assumption of all liabilities of the 1st Source Monogram Income Fund by the Wasatch-1st Source Income Fund and the subsequent liquidation and dissolution of the 1st Source Monogram Income Fund.

At a Special Meeting of the Shareholders of the 1st Source Monogram Income Equity Fund, a series of The Coventry Group, held on December 11, 2008, the shareholders of 1st Source Monogram Income Equity Fund approved the acquisition of all of the assets of the 1st Source Monogram Income Equity Fund by the Wasatch-1st Source Income Equity Fund in exchange for shares of the Wasatch-1st Source Income Equity Fund and the assumption of all liabilities of the 1st Source Monogram Income Equity Fund by the Wasatch-1st Source Income Equity Fund and the subsequent liquidation and dissolution of the 1st Source Monogram Income Equity Fund.

At a Special Meeting of the Shareholders of the 1st Source Monogram Long/Short Fund, a series of The Coventry Group, held on December 11, 2008, the shareholders of 1st Source Monogram Long/Short Fund approved the acquisition of all of the assets of the 1st Source Monogram Long/Short Fund by the Wasatch-1st Source Long/Short Fund in exchange for shares of the Wasatch-1st Source Long/Short Fund and the assumption of all liabilities of the 1st Source Monogram Long/Short Fund by the Wasatch-1st Source Long/Short Fund and the subsequent liquidation and dissolution of the 1st Source Monogram Long/Short Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant policies related to investments of the Funds held at June 30, 2009.

Valuation of Securities – Securities are valued as of the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time) on the valuation date. Equity securities are valued using a commercial pricing service at the latest quoted sales price taken from the primary market in which each security trades and, with respect to equity securities traded on NASDAQ, such securities are valued using the NASDAQ Official Closing Price (“NOCP”) or last sales price if no NOCP is available. If there are no sales on the primary exchange or market on a given day, then the security is valued at the most recent bid price on the primary exchange or market as provided by a pricing service. Debt securities (other than short-term instruments) are valued at current market value by a commercial pricing service, or by using the last sale or bid price. Short term securities, which mature in 60 days or less, are valued at amortized cost, unless it is determined that the amortized cost method would not represent fair value, in which case the securities would be marked to market. Exchange-traded options are valued at the last sale price in the market where they are principally traded. If there are no sales on the primary exchange or market on a given day, then the option is valued at the most recent bid price on the primary exchange or market as provided by a pricing service. If market quotations are not readily available for the Funds’ investments in securities such as restricted securities, private placements, securities for which trading has been halted or other illiquid securities, these investments will be valued at fair value in accordance with Board-approved Pricing Policies and Procedures by the Pricing Committee of the Advisor (“Pricing Committee”) with oversight by the Board of Directors. Fair value is defined as the price that would be received upon the sale of an asset, or paid to transfer a liability, in an orderly transaction between market participants at the measurement date under market conditions. For each applicable investment that is fair valued, the Pricing Committee considers, to the extent applicable, various factors including, but not limited to, the financial condition of the company or limited partnership, operating results, prices paid in follow-on rounds, comparable companies in the public market, the nature and duration of the restrictions for holding the securities, and other relevant factors.

WASATCH FUNDS – Notes to Schedules of Investments	JUNE 30, 2009 (UNAUDITED)

Additionally, a Fund’s investments will be valued at fair value by the Pricing Committee if the Advisor determines that an event impacting the value of an investment occurred between the closing time of a security’s primary market or exchange (for example, a foreign exchange or market) and the time the Fund’s share price is calculated. Significant events include, but are not limited to the following: significant fluctuations in domestic markets, foreign markets or foreign currencies; occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant governmental actions; and major announcements affecting a single issuer or an entire market or market sector. In responding to a significant event, the Pricing Committee would determine the fair value of affected securities by considering factors including, but not limited to: index options and futures traded subsequent to the close; American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) or other related receipts; currency spot or forward markets that trade after pricing of the foreign exchange; other derivative securities traded after the close such as Standard & Poor’s Depository Receipts (“SPDRs”) and other exchange traded funds (“ETFs”); and alternative market quotes on the affected securities. In addition, the Funds may use a systematic fair valuation model provided by an independent third party in certain circumstances to assist in adjusting the valuation of foreign securities.

As of June 30, 2009, the aggregate amount of fair valued securities, excluding any foreign securities fair valued pursuant to a systematic fair valuation model, as a percentage of net assets for the Funds was as follows:

Core Growth Fund	1.42%
Emerging Markets Small Cap Fund	—
Global Opportunities Fund	0.05%
Global Science & Technology Fund	2.40%
Heritage Growth Fund	—
Heritage Value Fund	—
International Growth Fund	—
International Opportunities Fund	0.37%
Micro Cap Fund	0.46%
Micro Cap Value Fund	0.71%
Small Cap Growth Fund	1.12%
Small Cap Value Fund	1.70%
Strategic Income Fund	0.83%
Ultra Growth Fund	4.67%
Wasatch-1st Source Income Equity Fund	—
Wasatch-1st Source Long/Short Fund	—
U.S. Treasury Fund	—
Wasatch-1st Source Income Fund	2.76%

In March 2008, the Financial Accounting Standards Board (FASB) issued FASB Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161). SFAS 161 is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity’s financial position, financial performance and cash flows. SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund’s financial statement disclosures.

Foreign Currency Translations – Values of investments denominated in foreign currencies are converted into U.S. dollars using the current exchange rate. Purchases and sales of investments and dividend income are translated into U.S. dollars using the current prevailing exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized gains or losses on securities is reflected as a component of such gains or losses. Transactions in foreign denominated assets may involve greater risks than domestic transactions, including currency, political, economic, regulatory, and market risks.

Investment in Securities and Related Investment Income – Security transactions are accounted for on the trade date. Gains or losses on securities sold are determined on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date except that certain dividends from foreign securities may be recorded after the ex-dividend date based on when the Fund is informed of the dividend. Interest income and estimated expenses are accrued daily. Bond discount and premiums are amortized using the interest method. To the extent dividends received from Real Estate Investment Trust securities include return of capital distributions; such distributions are recorded as income, and adjusted accordingly for tax purposes.

Short Sales – To a limited extent, the Equity Funds, except the Wasatch-1st Source Income Equity Fund, may enter into short sales whereby a fund sells a security it generally does not own (the security is borrowed), in anticipation of a decline in the security’s price. The initial amount of a short sale is recorded as a liability which is marked to market daily. Fluctuations in the value of the short liability are recorded as unrealized gains or losses. If a fund shorts a security when also holding a long position in the security (a “short against the box”), as the security’s price declines, the short position increases in value, offsetting the long position’s decrease in value. The opposite effect occurs if the security’s price rises. A Fund realizes a gain or loss upon closing of the short sale (returning the security to the counterparty by way of purchase or delivery of a long position owned). The Funds are liable to the buyer for any dividends payable on securities while those securities are in a short position. These dividends are an expense of the Funds. The Funds designate collateral consisting of cash, U.S. government securities or other liquid assets sufficient to collateralize the market value of short positions.

Options Transactions – The Equity Funds may buy and sell put and call options, write covered put and call options, including over-the-counter options, on portfolio securities where the completion of the obligation is dependent upon the credit standing of another party. The risk in writing a call option is that a Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that a Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that a Fund pays a premium whether or not the option is exercised. A Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist. Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid. The Funds designate collateral consisting of cash, U.S. government securities or other liquid assets sufficient to collateralize the market value of written options.

WASATCH FUNDS – Notes to Schedules of Investments	JUNE 30, 2009 (UNAUDITED)

Repurchase Agreements – The Funds may engage in repurchase transactions. Under the terms of a typical repurchase agreement, a fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase and the fund to resell the obligation at an agreed upon price and time. The market value of the collateral must be equal at all times to the total amount of the repurchase obligation, including interest. Generally, in the event of counterparty default, the fund has the right to use the collateral to offset losses incurred.

3. OPTIONS CONTRACTS WRITTEN

Options written activity during the period ended June 30, 2009 was as follows:

	Options Outstanding at Beginning of Period	Written	Closed	Exercised	Expired	Options Outstanding at End of Period
Heritage Growth Fund
Premium amount	$—	$99,844	$(56,194)	$—	$(43,650)	$—
Number of contracts	—	655	(255)		(400)	—
Heritage Value
Premium amount	$—	$362,583	$(228,222)	$—	$(125,271)	$9,090
Number of contracts	—	1,937	(1,194)		(635)	108
Micro Cap Value Fund
Premium amount	$—	$1,856,989	$(1,068,809)	$—	$(788,180)	$—
Number of contracts	—	12,744	(7,608)		(5,136)	—
Small Cap Value Fund
Premium amount	$—	$740,482	$(461,369)	$—	$(279,113)	$—
Number of contracts	—	5,901	(3,834)		(2,067)	—
Strategic Income Fund
Premium amount	$—	$103,744	$(53,004)	$—	$(41,720)	$9,020
Number of contracts	—	1,670	(710)		(880)	80
Wasatch-1st Source Long/Short Fund
Premium amount	$—	$935,489	$(849,241)	$—	$(86,248)	$—
Number of contracts	—	3,250	(2,750)		(500)	—

WASATCH FUNDS – Notes to Schedules of Investments	JUNE 30, 2009 (UNAUDITED)

4. FEDERAL INCOME TAX INFORMATION

As of June 30, 2009, the cost and unrealized appreciation (depreciation) of securities on a tax basis were as follows:

	Core Growth Fund	Emerging Markets Small Cap Fund	Global Opportunities Fund[1]	Global Science & Technology Fund	Heritage Growth Fund	Heritage Value Fund
Cost	$465,128,631	$29,291,195	$56,072,408	$53,908,351	$72,261,173	$3,304,694

Gross appreciation	$64,931,325	$5,514,862	$14,710,743	$6,060,968	$5,693,567	$164,045
Gross (depreciation)	(99,066,722)	(4,867,670)	(667,948)	(8,771,162)	(9,641,057)	(64,568)

Net appreciation (depreciation)	$(34,135,397)	$647,192	$14,042,795	$(2,710,194)	$(3,947,490)	$99,477

	International Growth Fund	International Opportunities Fund	Micro Cap Fund	Micro Cap Value Fund	Small Cap Growth Fund	Small Cap Value Fund
Cost	$132,800,127	$62,835,290	$286,870,876	$72,556,440	$595,908,453	$215,093,708

Gross appreciation	$28,621,752	$16,773,799	$29,799,266	$10,725,796	$119,383,181	$26,461,509
Gross (depreciation)	(21,510,932)	(5,805,036)	(79,519,450)	(7,242,340)	(88,942,735)	(48,456,449)

Net appreciation (depreciation)	$7,110,820	$10,968,763	$(49,720,184)	$3,483,456	$30,440,446	$(21,994,940)

	Strategic Income Fund	Ultra Growth Fund	Wasatch-1st Source Income Equity Fund	Wasatch-1st Source Long/Short Fund	U.S. Treasury Fund	Wasatch-1st Source Income Fund
Cost	$18,726,519	$101,012,197	$1,227,462,377	$90,648,079	$130,555,047	$105,252,663

Gross appreciation	$1,514,820	$21,223,713	$49,411,955	$8,488,208	$6,073,428	$2,765,648
Gross (depreciation)	(3,914,065)	(12,951,411)	(112,618,817)	(5,690,856)	(3,846,157)	(1,122,160)

Net appreciation (depreciation)	$(2,399,245)	$8,272,302	$(63,206,862)	$2,797,352	$2,227,271	$1,643,488

1 Inception date of Fund was November 17, 2008.

The difference between book-basis and tax-basis unrealized gains are primarily attributable to wash sales and other temporary tax adjustments.

WASATCH FUNDS – Notes to Schedules of Investments	JUNE 30, 2009 (UNAUDITED)

5. TRANSACTIONS WITH AFFILIATES

If a Fund’s holding represents ownership of 5% or more of the voting securities of a company, the company is deemed to be an affiliate as defined by the 1940 Act. The following Funds conducted transactions during the period ended June 30, 2009 with “affiliated companies” as so defined:

	Share Activity					Dividends Credited to Income for the Nine Months ended 6/30/09	Loss Realized on Sale of Shares for the Nine Months ended 6/30/09
	Balance 9/30/08	Purchases / Additions	Sales / Reductions	Balance 6/30/09
Micro Cap Fund
inTEST Corp.	565,045	—	565,045	—	*	—	(2,831,317)
Tamalpais Bancorp	254,618	—	3,045	251,573		30,371	(4,901)

						$30,371	$(2,836,218)
Small Cap Value Fund
MicroFinancial, Inc.	742,623	—	742,623	—	*	$35,851	$(6,809,925)

*No longer affiliated as of June 30, 2009.

WASATCH FUNDS – Notes to Schedules of Investments	JUNE 30, 2009 (UNAUDITED)

6. RESTRICTED SECURITIES

The Funds may own investments that were purchased through private placement transactions or under Rule 144A of the Securities Act of 1933 (the “Securities Act”) and cannot be sold without prior registration under the Securities Act or may be limited due to certain restrictions. These securities are generally deemed to be illiquid and are valued at fair value as determined by a designated Pricing Committee, comprised of personnel of the Advisor, with oversight by the Board of Directors and in accordance with Board-approved Pricing Policies and Procedures. If and when such securities are registered, the costs of registering such securities are paid by the issuer. At June 30, 2009, the Funds held the following restricted securities:

	Security Type	Acquisition Date	Acquisition Cost	Fair Value	Value as % of Net Assets
Core Growth Fund
Solar Capital, LLC	Common Stock	3/7/07	$13,200,900	$6,134,018	1.42%
Global Science & Technology Fund
BlueArc Corp.	Warrants	5/30/08	$—	$—	—
BlueArc Corp., Series DD	Preferred Stock	6/6/06	324,998	324,998	0.64%
BlueArc Corp., Series FF	Preferred Stock	5/30/08	628,066	628,067	1.22%
Incipient, Inc., Series D	Preferred Stock	2/7/06	139,219	—	—
Montagu Newhall Global Partners II-B, L.P.	LP Interest	10/10/03 -11/6/08	384,387	277,063	0.54%
Xtera Communications, Inc., Series A-1	Preferred Stock	9/3/03	7,076	2,154	—

			$1,483,746	$1,232,282	2.40%
International Growth
Redcorp Ventures Ltd.	Warrants	7/5/07	$—	$11,517	0.01%
International Opportunities Fund
Redcorp Ventures Ltd.	Warrants	7/5/07	$—	$1,839	—
Micro Cap Fund
Cardica, Inc.	Warrants	6/7/07	$19,380	$—	—
Familymeds Group, Inc.	Warrants	12/1/04	—	—	—
Goldwater Bank, N.A.	Common Stock	2/28/07	1,540,000	1,079,540	0.46%
Ithaca Energy, Inc.	Common Stock	6/5/06	1,965,844	602,668	0.25%
Washington Trust Bancorp PIPE	PIPE	10/2/2008	2,328,800	2,076,125	0.87%

			$5,854,024	$3,758,333	1.58%
Micro Cap Value Fund
Cardica, Inc.	Warrants	6/7/07	$9,302	$—	—
Familymeds Group, Inc.	Warrants	12/1/04	—	—	—
Goldwater Bank, N.A.	Common Stock	2/28/07	419,000	293,719	0.39%
Idaho Trust Bancorp	Common Stock	8/30/06	500,004	246,113	0.32%
NeurogesX, Inc.	PIPE	12/28/07	626,226	571,507	0.76%
NeurogesX, Inc.	Warrants	12/28/07	3,800	—	—

			$1,558,332	$1,111,339	1.47%

	Security Type	Acquisition Date	Acquisition Cost	Fair Value	Value as % of Net Assets
Small Cap Growth Fund
Fluidigm Corp., Series E	Preferred Stock	12/22/06	$2,499,994	$1,932,138	0.31%
Incipient, Inc., Series D	Preferred Stock	2/7/06	1,860,778	—	—
Montagu Newhall Global Partners II-B, L.P.	LP Interest	10/10/03 -11/6/08	3,843,853	2,770,631	0.44%
Montagu Newhall Global Partners III-B, L.P.	LP Interest	3/16/06 - 5/11/09	915,000	652,704	0.10%
Nanosys, Inc., Series D	Preferred Stock	11/8/05	2,000,000	1,315,254	0.21%
Orexigen Therapeutics, Inc., Series C	Preferred Stock	11/21/2006	1,000,001	750,001	0.12%
Orqis Medical Corp., Series D	Preferred Stock	2/28/07	1,200,000	75,000	0.01%
TargetRX, Inc., Series D	Preferred Stock	4/8/05	769,098	3,628	—
Valera Pharmaceuticals, Inc. VP003
(Octreotide Implant) CSR	Rights	2/1/06 - 2/2/06	243,922	—	—
Valera Pharmaceuticals, Inc. Ureteral Stent CSR	Rights	2/1/06 - 2/2/06	162,615	—	—
Zonare Medical Systems, Inc.	Warrants	6/30/04	—	—	—
Zonare Medical Systems, Inc., Series E	Preferred Stock	6/30/04	1,500,000	291,639	0.05%

			$15,995,261	$7,790,995	1.24%
Small Cap Value Fund
Solar Capital, LLC	Common Stock	3/7/07	$7,079,100	$3,289,422	1.70%
Star Asia Financial Ltd.	Common Stock	2/22/07	6,000,000	54,000	0.03%
Washington Trust Bancorp PIPE	PIPE	10/2/08	3,573,060	3,185,383	1.65%

			$16,652,160	$6,528,805	3.38%
Strategic Income Fund
Redcorp Ventures Ltd. - NSR Interest	Royalty Interest	12/18/08	$—	$—	—
Redcorp Ventures Ltd.	PIPE	7/5/07	—	823	0.01%
Redcorp Ventures Ltd.	Warrants	12/18/08	—	—	—
Redcorp Ventures Ltd., 13.00%, 7/11/12	Corporate Bond	7/5/07	282,956	51,434	0.31%
Solar Capital, LLC	Common Stock	3/7/07	294,000	136,612	0.83%
Star Asia Financial Ltd.	Common Stock	2/22/07 - 4/28/08	619,710	15,551	0.09%

			$1,196,666	$204,420	1.24%
Ultra Growth Fund
Data Sciences International, Inc. - Series B	Preferred Stock	1/20/06	$475,001	$817,574	0.77%
Montagu Newhall Global Partners II-B, L.P.	LP Interest	10/10/03 -11/6/08	3,459,467	2,493,561	2.35%
Montagu Newhall Global Partners III-B, L.P.	LP Interest	3/16/06 - 5/11/09	915,000	652,704	0.62%
Nanosys, Inc., Series D	Preferred Stock	11/8/05	500,001	328,815	0.31%
Ophthonix, Inc.	Common Stock	9/23/05	500,000	504	—
Redcorp Ventures Ltd.	Warrants	7/5/07	—	6,440	0.01%
TargetRX, Inc., Series D	Preferred Stock	4/8/05	230,904	1,089	—
TherOx, Inc., Series I	Preferred Stock	7/7/05	1,000,000	429,267	0.41%
Transoma Medical, Inc.	Common Stock	5/12/09	2,531	2,531	—
Xtera Communications, Inc., Series A-1	Preferred Stock	9/3/03	99,065	30,158	0.03%
Zonare Medical Systems, Inc.	Warrants	6/30/04	—	—	—
Zonare Medical Systems, Inc., Series E	Preferred Stock	6/30/04	1,000,000	194,426	0.18%

			$8,181,969	$4,957,069	4.68%

7. PURCHASE COMMITMENTS

In September 2003, the Global Science & Technology, Small Cap Growth and Ultra Growth Funds entered into subscription agreements to acquire limited partnership interests in Montagu Newhall Global Partners II-B, L.P. The remaining commitment amounts at June 30, 2009 were $110,000, $1,100,000 and $990,000, respectively. Securities held by the Funds have been designated to meet these purchase commitments.

In November 2004, the Small Cap Growth and Ultra Growth Funds entered into subscription agreements to acquire shares of Bravo Health, Inc., Series G Pfd. On June 18, 2009 both Funds sold their position in Bravo Health Inc, Series G Pfd. in a private transaction. As a result of this sale, no future commitments are required of the Funds.

In December 2005, the Small Cap Growth and Ultra Growth Funds entered into subscription agreements to acquire limited partnership interests in Montagu Newhall Global Partners III-B, L.P. The remaining commitment amounts at June 30, 2009 were $585,000 per Fund. Securities held by the Funds have been designated to meet these purchase commitments.

8. FAIR VALUE MEASUREMENTS

Each fund adopted the Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective October 1, 2008. In accordance with FAS 157, fair value is defined as the price that each fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 has established a three-tier hierarchy to maximize the use of observable market data “inputs” and minimize the use of unobservable “inputs” and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the funds to measure fair value for the year ended June 30, 2009 maximized the use of observable inputs and minimized the use of unobservable inputs. The funds utilized the following fair value techniques: multi-dimensional relational pricing model and option adjusted spread pricing; the funds estimated the price that would have prevailed in a liquid market for an international equity security given information available at the time of evaluation.

Each fund has valued its securities consistent with FASB Staff Position No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP 157-4”). FSP 157-4 provides additional guidance for estimating fair value in accordance with FAS 157, when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly.

The following is a summary of the fair valuations according to the inputs used as of June 30, 2009 in valuing the Fund’s assets and liabilities:

Fund	Category	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 6/30/2009
Core Growth Fund
Common Stocks	Agricultural Products	$—	$8,784,286	$—	$8,784,286
	Apparel, Accessories & Luxury Goods	—	9,925,434	—	9,925,434
	Asset Management & Custody Banks	16,252,927	6,134,018	—	22,386,945
	Diversified Banks	—	5,827,655	—	5,827,655
	Footwear	—	3,991,716	—	3,991,716
	Semiconductors	20,489,379	2,420,822	—	22,910,201
	Thrifts & Mortgage Finance	—	4,426,172	—	4,426,172
	Other	323,747,652	—	—	323,747,652
Short-Term Investments		—	25,150,000	—	25,150,000
Preferred Stocks		3,843,173	—	—	3,843,173

		$364,333,131	$66,660,103	$—	$430,993,234

Emerging Markets Small Cap Fund
Common Stocks	Alternative Carriers	$233,433	$—	$—	$233,433
	Consumer Finance	591,446	—	—	591,446
	Construction Materials	204,176	659,354	—	863,530
	Department Stores	424,007	506,574	—	930,581
	Diversified Banks	292,857	1,160,688	—	1,453,545
	Food Retail	643,262	1,132,498	—	1,775,760
	Health Care Equipment	137,227	—	—	137,227
	Home Entertainment Software	304,589	—	—	304,589
	Hotels, Resorts & Cruise Lines	217,406	—	—	217,406
	Household Products	201,407	—	—	201,407
	Industrial Machinery	714,468	963,607	—	1,678,075
	Investment Banking & Brokerage	297,632	3,443	—	301,075
	Life & Health Insurance	307,161	133,146	—	440,307
	Managed Health Care	285,264	—	—	285,264
	Marine Ports & Services	309,851	203,838	—	513,689
	Oil & Gas Exploration & Production	165,790	876,763	—	1,042,553
	Pharmaceuticals	59,723	820,889		880,612
	Specialized Finance	1,267,810	636,200	—	1,904,010
	Other	—	14,146,765	—	14,146,765
Preferred Stocks		1,547,113	—	—	1,547,113
Short-Term Investments		—	490,000	—	490,000
Other Financial Instruments		2,215	—	—	2,215

		$8,206,837	$21,733,765	$—	$29,940,602

Global Opportunities Fund
Common Stocks	Air Freight & Logistics	$46,904	$419,678	$—	$466,582
	Alternative Carriers	88,560	—	—	88,560
	Apparel Retail	237,774	365,859	—	603,633
	Apparel, Accessories & Luxury Goods	192,532	3,298,159	—	3,490,691
	Application Software	335,772	608,661	—	944,433
	Asset Management & Custody Banks	1,219,371	106,199	—	1,325,570
	Automotive Retail	323,680	—	—	323,680
	Biotechnology	102,164	237,669	—	339,833
	Communications Equipment	215,667	237,656	—	453,323
	Computer Storage & Peripherals	330,980	202,434	—	533,414
	Construction Materials	89,830	244,110	—	333,940
	Consumer Finance	824,642	—	—	824,642
	Data Processing & Outsourced Services	1,210,868	1,440,294	—	2,651,162
	Department Stores	136,581	—	—	136,581
	Distributors	266,490	—	—	266,490
	Diversified Banks	262,574	619,492	—	882,066
	Diversified Support Services	384,837	224,428	—	609,265
	Drug Retail	822,879	—	—	822,879
	Education Services	631,548	179,683	—	811,231
	Electrical Components & Equipment	145,800	404,425	—	550,225
	Electronic Components	334,878	—	—	334,878
	Electronic Manufacturing Services	95,520	268,645	—	364,165
	General Merchandise Stores	96,830	—	—	96,830
	Health Care Distributors	324,198	—	—	324,198
	Health Care Equipment	1,525,978	2,390,639	—	3,916,617
	Health Care Facilities	1,208,573	313,554	—	1,522,127
	Health Care Services	1,343,900	—	—	1,343,900

	Health Care Supplies	156,370	1,227,079	—	1,383,449
	Home Entertainment Software	362,618	460,937	—	823,555
	Home Improvement Retail	113,472	469,826		583,298
	Household Products	76,146	—	—	76,146
	Human Resource & Employment Services	746,392	765,153	—	1,511,545
	Industrial Machinery	1,010,271	520,444	—	1,530,715
	Insurance Brokers	380,663	—	—	380,663
	Internet Software & Services	443,741	225,604	—	669,345
	Investment Banking & Brokerage	171,763	37,127	—	208,890
	IT Consulting & Other Services	650,115	434,704	—	1,084,819
	Leisure Products	127,512	119,086	—	246,598
	Life Sciences Tools & Services	1,375,024	676,373	—	2,051,397
	Managed Health Care	235,349	—	—	235,349
	Mortgage REITs	289,574	—	—	289,574
	Multi-Line Insurance	168,070	—	—	168,070
	Oil & Gas Drilling	179,745	46,498	—	226,243
	Oil & Gas Equipment & Services	388,506	779,775	—	1,168,281
	Oil & Gas Exploration & Production	292,012	498,126	—	790,138
	Packaged Foods & Meats	142,968	—	—	142,968
	Publishing	65,968	—	—	65,968
	Regional Banks	479,639	196,646	—	676,285
	Research & Consulting Services	1,331,186	794,318	—	2,125,504
	Semiconductor Equipment	258,527	55,062	—	313,589
	Semiconductors	3,466,776	926,077	—	4,392,853
	Specialized Finance	886,748	590,618	—	1,477,366
	Specialty Stores	1,054,229	—	—	1,054,229
	Systems Software	277,548	526,015	—	803,563
	Thrifts & Mortgage Finance	239,073	225,525	—	464,598
	Trading Companies & Distributors	933,380	626,704	—	1,560,084
	Trucking	444,171	—	—	444,171
	Wireless Telecommunication Services	112,513	—	—	112,513
	Other	—	7,052,615	—	7,052,615
Preferred Stocks		244,160	—	—	244,160
Rights		4,474	273	—	4,747
Short-Term Investments		—	11,391,000	—	11,391,000
Other Financial Instruments		(7,661)	—	—	(7,661)

		$29,900,372	$40,207,170	$—	$70,107,542

Global Science & Technology Fund
Common Stocks	Air Freight & Logistics	$—	$917,080	$—	$917,080
	Application Software	1,513,853	1,066,689	—	2,580,542
	Biotechnology	—	652,163	—	652,163
	Communications Equipment	1,356,209	514,754	—	1,870,963
	Data Processing & Outsourced Services	2,241,897	1,109,085	—	3,350,982
	Electrical Components & Equipment	—	1,006,135	—	1,006,135
	Electronic Equipment & Instruments	—	462,261	—	462,261
	Health Care Equipment	1,948,725	931,646	—	2,880,371
	Health Care Facilities	560,700	556,411	—	1,117,111
	Health Care Supplies	—	1,340,896	—	1,340,896
	Health Care Technology	616,671	503,245	—	1,119,916
	Industrial Machinery	1,062,737	794,853	—	1,857,590
	IT Consulting & Other Services	1,955,676	605,384	—	2,561,060
	Life Sciences Tools & Services	1,648,253	1,359,469	—	3,007,722
	Oil & Gas Equipment & Services	447,365	589,564	—	1,036,929
	Pharmaceuticals	481,065	1,141,575	—	1,622,640
	Semiconductors	6,300,514	376,096	—	6,676,610
	Other	9,330,172	—	—	9,330,172
Preferred Stocks		—	—	955,219	955,219
Limited Partnership Interest		—	—	277,063	277,063
Warrants		—	732	—	732
Put Options Purchased		181,000	—	—	181,000
Short-Term Investments		—	6,393,000	—	6,393,000
Other Financial Instruments		(1,441)	—	—	(1,441)

		$29,643,396	$20,321,038	$1,232,282	$51,196,716

Heritage Growth Fund
Common Stocks	Apparel Retail	$—	$628,335	$—	$628,335
	IT Consulting & Other Services	921,017	2,484,070	—	3,405,087
	Thrifts & Mortgage Finance	992,994	828,559	—	1,821,553
	Other	60,543,708	—	—	60,543,708

Short-Term Investments		—	1,915,000	—	1,915,000
Other Financial Instruments		(5,829)	—	—	(5,829)

		$62,451,890	$5,855,964	$—	$68,307,854

Heritage Value Fund
Common Stocks	Agricultural Products	$—	$68,132	$—	$68,132
	Other	3,021,889	—	—	3,021,889
Preferred Stocks		48,210	—	—	48,210
Short-Term Investments		—	275,000	—	275,000
Call Options Written		(9,060)	—	—	(9,060)
Other Financial Instruments		(281)	—	—	(281)

		$3,060,758	$343,132	$—	$3,403,890

International Growth Fund
Common Stocks	Construction Materials	$1,347,264	$740,524	$—	$2,087,788
	Diversified Banks	3,551,469	1,766,938	—	5,318,407
	Health Care Equipment	1,654,260	4,064,714	—	5,718,974
	Home Entertainment Software	1,434,314	1,825,058	—	3,259,372
	Household Products	1,223,674	—	—	1,223,674
	Industrial Machinery	2,037,466	3,584,057	—	5,621,523
	Internet Software & Services	1,507,815	2,732,981	—	4,240,796
	Life Sciences Tools & Services	878,630	5,574,241	—	6,452,871
	Oil & Gas Equipment & Services	847,785	4,425,212	—	5,272,997
	Oil & Gas Exploration & Production	591,865	2,693,458	—	3,285,323
	Personal Products	1,582,284	—	—	1,582,284
	Research & Consulting Services	705,498	3,803,668	—	4,509,166
	Specialized Finance	3,266,934	9,510,306	—	12,777,240
	Thrifts & Mortgage Finance	2,069,735	—	—	2,069,735
	Other	—	68,219,816	—	68,219,816
Preferred Stocks		3,240,464	—	—	3,240,464
Warrants		11,517	—	—	11,517
Short-Term Investments		—	5,019,000	—	5,019,000
Other Financial Instruments		6,512	—	—	6,512

		$25,957,486	$113,959,973	$—	$139,917,459

International Opportunities Fund
Common Stocks	Application Software	$920,158	$1,974,907	$—	$2,895,065
	Consumer Finance	926,932	—	—	926,932
	Drug Retail	516,115	—	—	516,115
	Education Services	399,931	—	7,183	407,114
	Electrical Components & Equipment	497,665	2,766,962	—	3,264,627
	Health Care Equipment	370,778	1,579,593	—	1,950,371
	Home Entertainment Software	344,773	906,001	—	1,250,774
	Industrial Machinery	703,999	3,295,528	—	3,999,527
	Internet Software & Services	477,601	192,392	—	669,993
	IT Consulting & Other Services	630,133	347,903	—	978,036
	Life Sciences Tools & Services	409,265	2,455,701	—	2,864,966
	Managed Health Care	373,728	—	—	373,728
	Oil & Gas Drilling	382,987	—	—	382,987
	Oil & Gas Equipment & Services	614,190	1,279,919	—	1,894,109
	Oil & Gas Exploration & Production	1,157,628	1,836,054	—	2,993,682
	Packaged Foods & Meats	621,600	—	—	621,600
	Regional Banks	605,973	—	—	605,973
	Semiconductors	417,485	469,980	—	887,465
	Specialized Finance	473,482	2,614,269	—	3,087,751
	Specialty Stores	512,224	—	—	512,224
	Systems Software	669,769	1,055,515	—	1,725,284
	Thrifts & Mortgage Finance	973,741	—	—	973,741
	Other	—	30,669,964	—	30,669,964
Preferred Stocks		721,665	—	—	721,665
Exchange Traded Funds		2,675,896	—	—	2,675,896
Rights		20,625	—	—	20,625
Warrants		1,839	—	—	1,839
Short-Term Investments		—	5,932,000	—	5,932,000

		$16,420,182	$57,376,688	$7,183	$73,804,053

Micro Cap Fund
Common Stocks	Air Freight & Logistics	$—	$2,206,052	$—	$2,206,052
	Apparel, Accessories & Luxury Goods	2,352,400	4,642,638	—	6,995,038
	Asset Management & Custody Banks	8,027,436	2,940,397	—	10,967,833
	Footwear	—	2,563,613	—	2,563,613
	Health Care Equipment	9,615,645	2,677,028	—	12,292,673
	Health Care Supplies	2,441,121	5,438,975	—	7,880,096
	Health Care Technology	1,478,958	1,512,083	—	2,991,041
	Semiconductors	30,907,586	1,662,437	—	32,570,023
	Specialized Finance	—	3,525,825	1,079,540	4,605,365
	Other	142,375,205	—	—	142,375,205
Preferred Stocks		1,755,783	—	—	1,755,783
Rights		69,901	—	—	69,901
Warrants		—	3,069	—	3,069
Short-Term Investments		—	9,875,000	—	9,875,000
Other Financial Instruments		(2,779)	—	—	(2,779)

		$199,021,256	$37,047,117	$1,079,540	$237,147,913

Micro Cap Value Fund
Common Stocks	Agricultural Products	$—	$840,501	$—	$840,501
	Application Software	814,320	1,227,769	—	2,042,089
	Asset Management & Custody Banks	1,274,920	456,471	—	1,731,391
	Biotechnology	683,707	1,066,589	—	1,750,296
	Data Processing & Outsourced Services	998,400	1,174,153	—	2,172,553
	Diversified Banks	—	—	246,113	246,113
	Education Services	—	51,455	—	51,455
	Electrical Components & Equipment	—	1,632,822	—	1,632,822
	Footwear	—	686,263	—	686,263
	Home Entertainment Software	—	1,109,698	—	1,109,698
	Industrial Machinery	1,230,229	582,248	—	1,812,477
	Pharmaceuticals	—	1,010,890	—	1,010,890
	Regional Banks	990,598	724,104	—	1,714,702
	Restaurants	593,300	820,656	—	1,413,956
	Specialized Finance	785,180	1,595,645	293,719	2,674,544
	Steel	1,161,300	991,705	—	2,153,005
	Systems Software	2,337,300	892,403	—	3,229,703
	Other	39,027,229	—	—	39,027,229
Preferred Stocks		684,209	—	—	684,209
Warrants		—	—	—	—
Short-Term Investments		—	10,056,000	—	10,056,000
Other Financial Instruments		(165)	—	—	(165)

		$50,580,527	$24,919,372	$539,832	$76,039,731

Small Cap Growth
Common Stocks	Air Freight & Logistics	$—	$5,176,406	$—	$5,176,406
	Apparel, Accessories & Luxury Goods	4,285,225	10,967,196	—	15,252,421
	Construction & Engineering	—	6,089,105	—	6,089,105
	Data Processing & Outsourced Services	10,711,368	10,958,368	—	21,669,736
	Footwear	—	2,158,395	—	2,158,395
	Oil & Gas Equipment & Services	19,559,950	4,508,781	—	24,068,731
	Other Diversified Financial Services	—	3,019,490	—	3,019,490
	Pharmaceuticals	1,556,908	4,725,716	—	6,282,624
	Other	477,513,996	—	—	477,513,996
Preferred Stocks		750,001	—	3,617,659	4,367,660
Limited Partnership Interest		—	—	3,423,335	3,423,335
Rights		—	—	—	—
Warrants		—	—	—	—
Short-Term Investments		—	57,327,000	—	57,327,000
Other Financial Instruments		(6,929)	—	—	(6,929)

		$514,370,519	$104,930,457	$7,040,994	$626,341,970

Small Cap Value Fund
Common Stocks	Air Freight & Logistics	$—	$2,721,863	$—	$2,721,863
	Asset Management & Custody Banks	4,161,738	3,289,422	—	7,451,160
	Diversified REITs	—	54,000	—	54,000
	Electrical Components & Equipment	—	3,454,709	—	3,454,709
	Footwear	—	1,342,530	—	1,342,530
	Steel	1,825,492	1,891,038	—	3,716,530
	Other	160,873,625	—	—	160,873,625
Rights		62,351	—	—	62,351
Short-Term Investments		—	13,422,000	—	13,422,000

		$166,923,206	$26,175,562	$—	$193,098,768

Strategic Income Fund
Common Stocks	Asset Management & Custody Banks	$679,069	$136,612	$—	$815,681
	Diversified Banks	735,421	226,127	—	961,548
	Diversified REITs	—	15,551	—	15,551
	Life Sciences Tools & Services	—	329,743	—	329,743
	Other	11,002,448		—	11,002,448
Exchange Traded Funds		180,622	—	—	180,622
Limited Partnership Interest		300,119	—	—	300,119
Corporate Bonds		—	446,434	—	446,434
Warrants		—	—	—	—
Put Options Purchased		135,000	—	—	135,000
Short-Term Investments		—	2,228,000	—	2,228,000
Put Options Written		(400)	—	—	(400)
Securities Sold Short		(87,472)	—	—	(87,472)
Other Financial Instruments		(463)	—	—	(463)

		$12,944,344	$3,382,467	$—	$16,326,811

Ultra Growth Fund
Common Stocks	Apparel, Accessories & Luxury Goods	$—	$1,817,188	$—	$1,817,188
	Construction & Engineering	1,414,793	626,939	—	2,041,732
	Data Processing & Outsourced Services	998,508	1,635,742	—	2,634,250
	Footwear	—	392,666	—	392,666
	Health Care Supplies	1,201,580	1,627,164	—	2,828,744
	Health Care Technology	656,442	—	2,531	658,973
	IT Consulting & Other Services	3,773,137	361,509	—	4,134,646
	Personal Products	1,212,555	—	504	1,213,059
	Other	79,458,207	—	—	79,458,207
Preferred Stocks		—	—	1,801,329	1,801,329
Limited Partnership Interest		—	—	3,146,265	3,146,265
Warrants		6,440	—	—	6,440
Short-Term Investments		—	9,151,000	—	9,151,000
Other		(2,927)	—	—	(2,927)

		$88,718,735	$15,612,208	$4,950,629	$109,281,572

Wasatch - 1st Source Income Equity Fund
Common Stocks		$1,072,675,515	$—	$—	$1,072,675,515
Short-Term Investments		—	91,580,000	—	91,580,000

		$1,072,675,515	$91,580,000	$—	$1,164,255,515

Wasatch - 1st Source Long/Short Fund
Common Stocks		$86,182,019	$—	$—	$86,182,019
Preferred Stocks		5,619,250	—	—	5,619,250
Limited Partnership Interest		3,332,900	—	—	3,332,900
Short-Term Investments		—	16,963,000	—	16,963,000
Securities Sold Short		(18,651,738)	—	—	(18,651,738)

		$76,482,431	$16,963,000	$—	$93,445,431

U.S. Treasury Fund
U.S. Government Obligations		$39,386,340	$92,496,978	$—	$131,883,318
Short-Term Investments		—	899,000	—	899,000

		$39,386,340	$93,395,978	$—	$132,782,318

Wasatch - 1st Source Income Fund
Asset Backed Securities		$—	$2,863,606	$—	$2,863,606
Collateralized Mortgage Obligations		—	35,119,992	—	35,119,992
Corporate Bonds		—	27,231,947	—	27,231,947
Municipal Bonds		—	685,627	1,569,150	2,254,777
Mutual Funds		615,388	—	—	615,388
Exchange Traded Funds		1,915,348	—	—	1,915,348
U.S. Government Agency Securities		—	19,285,090	—	19,285,090
U.S. Treasury Notes		—	9,151,005	—	9,151,005
U.S. Treasury Inflation Protected Securities		—	4,838,015	—	4,838,015
Preferred Stocks		513,983	—	—	513,983
Short-Term Investments		—	3,107,000	—	3,107,000

		$3,044,719	$102,282,282	$1,569,150	$106,896,151

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the fund during the period ending June 30, 2009:

Fund		Market Value Beginning Balance 10/01/2008	Purchases at Cost/ Sales (Proceeds)	Realized Gain/ (Loss)	Change in Unrealized Gain/(Loss)	Transfers in and/or out at Market Value	Market Value Ending Balance 6/30/2009
Core Growth Fund	Investments in Securities	$18,726	$—	$(12,181,173)	$12,162,447	$—	$—

Global Science & Technology Fund	Investments in Securities	1,380,784	20,000	(21,508)	(146,994)	—	1,232,282

International Opportunities Fund	Investments in Securities	2,428	30,630	(815,284)	636,169	153,240	7,183

Micro Cap Fund	Investments in Securities	1,235,454	—	(4,883,105)	4,727,191	—	1,079,540

Micro Cap Value Fund	Investments in Securities	835,454	—	(1,040,181)	744,559	—	539,832

Small Cap Growth Fund	Investments in Securities	11,678,921	(295,207)	(213,004)	(4,129,716)	—	7,040,994

Small Cap Value Fund	Investments in Securities	8,964	—	(3,328,550)	3,319,586	—	—

Ultra Growth Fund	Investments in Securities	9,122,653	(312,671)	73,773	(3,933,126)	—	4,950,629
Wasatch - 1st Source Income Fund	Investments in Securities	1,617,000	—	—	(47,850)	—	1,569,150

Item 2.	Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c)) are effective, as of a date within 90 days of the filing date of this Form N-Q based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

The certifications required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WASATCH FUNDS, INC.

By:	/s/ Samuel S. Stewart, Jr.
Samuel S. Stewart, Jr. President (principal executive officer) of Wasatch Funds, Inc.

Date: August 31, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Samuel S. Stewart, Jr.
Samuel S. Stewart, Jr. President (principal executive officer) of Wasatch Funds, Inc.

Date: August 31, 2009

By:	/s/ Cindy B. Firestone
Cindy B. Firestone Treasurer (principal financial officer) of Wasatch Funds, Inc.

Date: August 31, 2009